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               The Strong
                       CASH MANAGEMENT
                                Funds


     The Strong Advantage Fund
     The Strong Municipal Advantage Fund
     The Strong Heritage Money Fund
     The Strong Investors Money Fund
     The Strong Money Market Fund
     The Strong Municipal Money Market Fund

     Semi-Annual Report . August 31, 2000

                                  The Strong
                                Cash Management
                                     Funds

                                ---------------

                     SEMI-ANNUAL REPORT . AUGUST 31, 2000


                               Table of Contents



Investment Reviews
        The Strong Advantage Fund...........................................   2
        The Strong Municipal Advantage Fund.................................   4
        The Strong Heritage Money Fund......................................   6
        The Strong Investors Money Fund.....................................   8
        The Strong Money Market Fund........................................  10
        The Strong Municipal Money Market Fund..............................  12

Bond Glossary...............................................................  14

Financial Information
        Schedules of Investments in Securities
             The Strong Advantage Fund......................................  15
             The Strong Municipal Advantage Fund............................  19
             The Strong Heritage Money Fund.................................  27
             The Strong Investors Money Fund................................  31
             The Strong Money Market Fund...................................  34
             The Strong Municipal Money Market Fund.........................  39
        Statements of Assets and Liabilities................................  50
        Statements of Operations............................................  54
        Statements of Changes in Net Assets.................................  57
        Notes to Financial Statements.......................................  59

Financial Highlights........................................................  67

                           THE STRONG ADVANTAGE FUND
                           -------------------------

FUND highlights

   . The Fund's return for the period was generated primarily through the income advantage provided by the Fund's holdings in corporate debt and mortgage-backed securities.

   . The Fund also experienced slight capital appreciation despite an overall rising interest rate environment, which normally drives bond prices down. This appreciation was due to the outperformance of floating-rate securities and general credit-spread tightening.

                   ----------------------------------------

                                AVERAGE ANNUAL
                                 TOTAL RETURNS

                                 As of 8-31-00


                                INVESTOR CLASS
                                --------------
                              1-year                6.50%
                              5-year                5.98%
                             10-year                6.71%
                     Since Inception                7.01%
                          (11-25-88)

                                ADVISOR CLASS/1/
                                --------------
                              1-year                5.98%
                              5-year                5.58%
                             10-year                6.33%
                     Since Inception                6.63%
                          (11-25-88)

                             INSTITUTIONAL CLASS/2/
                             --------------------
                              1-year                6.89%
                              5-year                6.05%
                             10-year                6.75%
                     Since Inception                7.05%
                           (11-25-88)

                   ----------------------------------------

                             PORTFOLIO STATISTICS
                                 As of 8-31-00

                   ----------------------------------------
                               INVESTOR CLASS
                     30-day annualized yield/3/     7.34%
                   ----------------------------------------
                   ----------------------------------------
                                ADVISOR CLASS
                     30-day annualized yield/3/     6.96%
                   ----------------------------------------
                   ----------------------------------------
                             INSTITUTIONAL CLASS
                     30-day annualized yield/3/     7.79%
                   ----------------------------------------
                       Average maturity/4/     0.6 years
                                Average
                         quality rating/5/     A


Perspectives
from the Managers

/s/ Jeffrey A. Koch                      /s/ Thomas Sontag
Jeffrey A. Koch                          Thomas Sontag
Portfolio Co-Manager                     Portfolio Co-Manager
--------------------------------------------------------------------------------
The efforts of the Federal Reserve Board to slow down the economy continued, with the Fed imposing another 75 basis points of rate increases over the past six months. This brings the federal funds rate to 6.50%, up a total of 175 basis points since the Fed began its tightening campaign in the summer of 1999. So far, it appears this activity has had little effect on the economy. Gross Domestic Product, a measure of economic activity, advanced at an annualized pace of 4.8% in the first quarter of this year and at an even stronger 5.2% rate in the second quarter.

We believe that eventually the economy will feel the effects of tighter monetary policy through a lag effect; we also believe the Fed is near the end of its rate hikes. An old market maxim has it that "you can't fight the Fed." In keeping with this philosophy, we have maintained the overall quality of the portfolio at
A. Simply put, we believe it is prudent to hold a higher-quality portfolio in an economic environment that is likely to be less robust going forward.

An example of the higher-quality assets in which the Fund has been investing over the past six months is floating-rate securities issued by Student Loan Marketing Association ("Sallie Mae"). These issues are AAA-rated securities backed by a government-sponsored enterprise. In July, the Fund also
--------------------------------------------------------------------------------
 ...we believe it is prudent to hold a higher-quality portfolio in an economic environment that is likely to be less robust going forward.
--------------------------------------------------------------------------------

     From time to time, the Fund's advisor has waived its management fee and/or absorbed fund expenses, which has resulted in higher yields and returns.

/1/ The performance of the Advisor Class shares prior to 8-31-99 is based on the Fund's Investor Class shares' performance, restated for the higher expense ratio of the Advisor Class shares. Please consult a prospectus for information about all share classes.

/2/ The performance of the Institutional Class shares prior to 8-31-99 is based on the Fund's Investor Class shares' performance. Please consult a prospectus for information about all share classes.

/3/ Yields are historical and do not represent future yields. Yields fluctuate. Yields are as of 8-31-00.

purchased $10 million of Meridian Funding Company, LLC debt. This is also an AAA-rated floating-rate security and is guaranteed by MBIA, Inc., which insures its AAA rating.

While we believe that the Federal Reserve has stopped increasing rates in the near term, the portfolio is still positioned cautiously from a duration standpoint. The Fund's duration as of August 31 was 0.45 years. The Fund also continued to hold a substantial portion of floating-rate securities, reflecting our belief that, overall, the risks are still skewed in favor of higher short-term rates rather than lower short-term rates. That said, the most likely scenario is rather benign.

Thank you for investing in the Strong Advantage Fund. We appreciate the confidence you've placed in us.

                    GROWTH OF AN ASSUMED $10,000 INVESTMENT
                            From 11-25-88 to 8-31-00

            The Strong                                    Lipper Ultra Short
          Advantage Fund     1-Year Treasury Bill*     Obligation Funds Average*
Oct 88       $10,000               $10,000                     $10,000
Dec 88       $10,102               $10,038                     $10,075
Dec 90       $11,783               $12,036                     $11,894
Dec 92       $14,134               $13,721                     $13,382
Dec 94       $15,792               $14,621                     $14,376
Dec 96       $18,112               $16,700                     $16,265
Dec 98       $20,205               $18,765                     $18,148
Aug 00       $22,202               $20,387                     $19,776

This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with similar investments in the Salomon Smith Barney 1-Year Treasury Benchmark-on-the-Run Index ("1-Year Treasury Bill") and the Lipper Ultra Short Obligation Funds Average. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. To equalize the time periods, the indexes' performances were prorated for the month of November 1988. This graph is based on Investor Class shares only; performance for other classes will vary due to differences in fee structures.

YOUR FUND'S approach

The Strong Advantage Fund seeks current income with a very low degree of share price fluctuation. The Fund invests primarily in very short-term, corporate, and mortgage- and asset-backed bonds and in higher- and medium-quality bonds. To enhance its return potential, the Fund also invests a portion of its assets in bonds that have longer maturities or are of lower quality, though it may not invest in bonds rated below BB. The managers focus upon high-yield bonds rated BB with positive or improving credit fundamentals. To help limit changes in share price, the Fund's average maturity is usually one year or less. To a limited extent, the Fund may also invest in foreign securities and mortgage- and asset-backed securities.


MARKET highlights

 .  Strength in the U.S. economy, as measured by growth in Gross Domestic
   Product, continued to outpace the forecasts of the majority of economists--including the projections of the Federal Reserve.

 . In an attempt to rein in the economy and ease inflationary pressures, the federal funds rate was raised another 75 basis points to 6.50%. Market rates followed suit, with three- and six-month Treasury bill yields moving up 50 and 35 basis points, respectively.

________________________________________________________________________________

/4/ The Fund's average maturity includes the effect of futures and when-issued securities.

/5/ For purposes of this averaging rating, the Fund's short-term debt obligations have been assigned a long-term rating by the Advisor.

* The Salomon Smith Barney 1-Year Treasury Benchmark-on-the-Run Index ("1-Year Treasury Bill") is an unmanaged index generally representative of the average yield on one-year Treasury bills. The Lipper Ultra Short Obligation Funds Average represents funds that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. Source of the Salomon index data is Standard & Poor's Micropal. Source of the Lipper index data is Lipper Inc.

                      THE STRONG MUNICIPAL ADVANTAGE FUND
                      -----------------------------------

FUND highlights

 . We slightly reduced the Fund's duration, and consequently its sensitivity to interest rates, during the period by selling callable bonds.

 . Anticipating a slight slowdown in prepayment rates within the single-family housing sector, we have reduced our exposure to this area.

                    ---------------------------------------

                                AVERAGE ANNUAL
                                 TOTAL RETURNS

                                 As of 8-31-00

                                INVESTOR CLASS
                                --------------
                               1-year               3.37%
                               3-year               3.99%
                      Since Inception               4.40%
                           (11-30-95)

                             INSTITUTIONAL CLASS/1/
                             -------------------
                               1-year               3.39%
                               3-year               3.99%
                      Since Inception               4.41%
                            (11-30-95)

                    ---------------------------------------

                             PORTFOLIO STATISTICS
                                 As of 8-31-00
                    ---------------------------------------
                               INVESTOR CLASS
                     30-day annualized yield/2/     4.68%
                    ---------------------------------------
                    ---------------------------------------
                             INSTITUTIONAL CLASS
                     30-day annualized yield/2/     4.96%
                    ---------------------------------------
                       Average maturity/3/     0.9 years

                                Average
                         quality rating/4/     A

Perspectives from the Managers


/s/ Lyle J. Fitterer                    /s/ Mary-Kay H. Bourbulas
Lyle J. Fitterer                        Mary-Kay H. Bourbulas
Portfolio Co-Manager                    Portfolio Co-Manager

--------------------------------------------------------------------------------

The early months of this period started out as a continuation of the trends that had been in place previously--interest rates marching higher, with the Federal Reserve pursuing its goal of slowing economic growth by raising short-term rates. One major change did occur, however, with the Nasdaq reaching its peak in early March. By mid-May, the Composite had declined by more than 35% off its record highs. The month of May also witnessed the Federal Reserve raising rates by 50 basis points; by the end of that month, however, market rates started to move lower, and the Nasdaq recovered modestly.

Signs of an economic slowdown started to surface over the summer, and many investors speculated that the Federal Reserve had engineered another soft landing for the U.S. economy. By the end of the period, yields on issues with maturities from 2 to 30 years were 25 to 50 basis points lower than they were at the start of the period.

During the period, we slightly reduced the Fund's duration by selling some of our callable bonds as the market improved late in the quarter. We also reduced our exposure to the single-family housing sector, as we believe that prepayment rates may slow slightly. That would cause these bonds to perform poorly if interest rates start to move higher again. The proceeds
--------------------------------------------------------------------------------
 ...we plan to reduce our cash position by investing in new opportunities our research uncovers.

--------------------------------------------------------------------------------

     From time to time, the Fund's advisor has waived its management fee and/or absorbed fund expenses, which has resulted in higher yields and returns.

/1/ The performance of the Institutional Class shares prior to 7-31-00 is based on the Fund's Investor Class shares' performance. Please consult a prospectus for information about all share classes.

/2/ Yields are historical and do not represent future yields. Yields fluctuate. Yields are as of 8-31-00.

/3/  The Fund's average effective maturity includes the effect of futures.

of these sales are currently invested in daily and weekly issues, which add to the Fund's liquidity. Traditionally, the next few months would produce an increase in new issuance in the municipal market; we plan to reduce our cash position by investing in new opportunities our research uncovers.

Considering our investment approach, we'd like to remind investors that incremental yield (relative to money market funds) does not come without taking incremental amounts of risk. To manage this risk, an investment team consisting of six research analysts and two traders assists the managers in implementing the Fund's goals by using active credit research and an appropriate level of diversification.

We appreciate your confidence in the Strong Municipal Advantage Fund.

                    GROWTH OF AN ASSUMED $10,000 INVESTMENT
                            From 11-30-95 to 8-31-00

              The Strong       Lehman Brothers Muncipal  Lipper Short Municipal
         Municipal Advantage      1 Year Bond Index*        Debt Funds Index*
Nov 95         $10,000                  $10,000                  $10,000
Dec 95         $10,085                  $10,037                  $10,041
Dec 96         $10,576                  $10,473                  $10,415
Dec 97         $11,117                  $10,959                  $10,918
Dec 98         $11,625                  $11,478                  $11,417
Dec 99         $11,974                  $11,814                  $11,654
Aug 00         $12,269                  $12,222                  $12,018

This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with similar investments in the Lehman Brothers Municipal 1 Year Bond Index and the Lipper Short Municipal Debt Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. This graph is based on Investor Class shares only; performance for other classes will vary due to differences in fee structures.

YOUR FUND'S approach

The Strong Municipal Advantage Fund seeks federally tax-exempt current income with a very low degree of share price fluctuation. The Fund invests primarily in very short-term municipal bonds and in higher- and medium-quality municipal bonds. To enhance its return potential, the Fund also invests a portion of its assets in bonds that have longer maturities or are of lower quality, though it may not invest in bonds rated below BB. The managers focus upon high-yield bonds rated BB with positive or improving credit fundamentals. To help limit changes in share price, the Fund's average maturity is usually one year or less. To a limited extent, the Fund may also invest in mortgage- and asset-backed securities.

MARKET highlights

 . The Federal Reserve raised short-term interest rates by 75 basis points over the period. Nonetheless, longer-term rates--from 2 to 30 years--actually fell by 25 to 50 basis points.

 .  New issue supply appears poised to increase over the next few months.

 . Consumer spending habits are starting to track the direction of the Nasdaq, helping to slow the economy over the past few months.

________________________________________________________________________________

/4/ For purposes of this average rating, the Fund's short-term debt obligations have been assigned a long-term rating by the Advisor.

* The Lehman Brothers Municipal 1 Year Bond Index is an unmanaged index generally representative of one-year, tax-exempt bonds. The Lipper Short Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds in this Lipper category. Source of the Lehman index data is Standard & Poor's Micropal. Source of the Lipper index data is Lipper Inc.

                        THE STRONG HERITAGE MONEY FUND
                        ------------------------------

FUND highlights

 . We managed the Fund to a relatively short average maturity in March and April, in anticipation of higher short-term rates. In May, we extended the maturity to about 50 days, as Fed tightening pushed rates to attractive levels.

 . With the Fed on hold for the summer, we shifted back to a slightly short maturity in June and July, before re-extending to 50 days at the end of August, when evidence of a slowdown in growth continued to mount.

 .  The Fund continued to emphasize asset-backed commercial paper.

   ---------------------------------------------------------------------------

                           AVERAGE ANNUAL
                            TOTAL RETURNS

                            As of 8-31-00

                           INVESTOR CLASS
                           --------------
                           1-year    5.84%
                           3-year    5.44%
                           5-year    5.57%
                  Since Inception    5.59%
                        (6-29-95)

                           ADVISOR CLASS/1/
                           -------------
                           1-year    5.83%
                           3-year    5.44%
                           5-year    5.57%
                  Since Inception    5.59%
                        (6-29-95)

                        INSTITUTIONAL CLASS/2/
                        -------------------
                           1-year    5.94%
                           3-year    5.47%
                           5-year    5.59%
                  Since Inception    5.61%
                        (6-29-95)

-------------------------------------------------------------------------------

                        PORTFOLIO STATISTICS

                           As of 8-31-00
            ------------------------------------------------

                          INVESTOR CLASS/3/
                    7-day current yield     6.30%
                    7-day effective yield   6.50%
            ------------------------------------------------
            ------------------------------------------------
                          ADVISOR CLASS/3/
                    7-day current yield     6.17%
                    7-day effective yield   6.36%
            ------------------------------------------------
            ------------------------------------------------
                       INSTITUTIONAL CLASS/3/
                    7-day current yield     6.50%
                    7-day effective yield   6.72
            ------------------------------------------------
                     Average maturity      50 days

Perspectives
from the Manager

/s/Jay N. Mueller
Jay N. Mueller
Portfolio Manager

--------------------------------------------------------------------------------

The big economic story so far in 2000 is productivity growth. The Bureau of Labor Statistics reported non-farm labor productivity growth of 5.1% for the year ended June 30, 2000--a big jump over the 2.2% improvement reported in the prior 12 months. The productivity gain was large enough to overwhelm recent wage gains, resulting in falling unit labor costs. The productivity explosion has allowed the U.S. economy to run at a rapid pace without generating much upward pressure on inflation.

Cost pressures have remained fairly modest, despite high energy prices. The Consumer Price Index for the 12 months ended July 31, 2000 rose 3.5%, but after removing food and energy costs, the so-called "core" inflation rose only 2.3% over the same period. In addition to high productivity growth, a relatively strong U.S. dollar helped to hold down inflation by depressing the prices of imported goods.

However, inflation has moved meaningfully off its lows of 1998, driven in large measure by a doubling in oil prices. The Fed responded to a combination of faster-than-expected growth and rising inflation by hiking rates at its March and May Federal Open Market Committee meetings by a combined 75 basis points. Market rates moved higher as well, particularly in the corporate sector. We extended the Fund's average maturity to capitalize on these rising rates.

--------------------------------------------------------------------------------

The productivity explosion has allowed the U.S. economy to run at a rapid pace without generating much upward pressure on inflation.

--------------------------------------------------------------------------------

     Performance is historical and does not represent future results. Investment returns vary. From time to time, the Fund's advisor has waived its management fee and/or absorbed fund expenses, which has resulted in higher yields and returns.

/1/ The performance of the Advisor Class shares prior to 3-31-00 is based on the Fund's Investor Class shares' performance, restated for the higher expense ratio of the Advisor Class shares. Please consult a prospectus for information about all share classes.

/2/ The performance of the Institutional Class shares prior to 3-31-00 is based on the Fund's Investor Class shares' performance. Please consult a prospectus for information about all share classes.

Since the Fed's 50-basis-point move in May, there has been a moderation in the pace of growth and no additional sign of accelerating inflation. At its past two meetings, the Fed elected to keep monetary policy on hold, though it has retained a bias toward tightening. In the face of this Fed policy, we ended the period with a portfolio maturity of 50 days. In the absence of a significant run-up in inflation, we believe the Fed is likely to stand pat for the foreseeable future.

The perception that the Fed is finished with its tightening course--at least for now--has led to a rally in bonds. Two-year Treasury rates dropped about 0.75% from their highs in May, ending the month of August at 6.16%, near the low-watermark for the year. Money market rates nudged down slightly, as fears of future Fed tightening were squeezed out of the market.

Looking forward, rates are likely to trade within a fairly narrow range in the months ahead. As long as most elements of the present supportive economic environment persist, there is little impetus to move rates either significantly higher or lower. It will probably take convincing evidence of a meaningful slowdown to spark a rate drop, while bad news on either productivity or inflation could push rates higher.

Thank you for your investment in the Strong Heritage Money Fund. We appreciate the confidence you've shown in us.

                          3-MONTH TREASURY BILL YIELDS
                                 As of 8-31-00

                 Feb 99              4.67
               ----------------------------
                 Apr 99              4.54
               ----------------------------
                 Jun 99              4.78
               ----------------------------
                 Aug 99              4.97
               ----------------------------
                 Oct 99              5.09
               ----------------------------
                 Dec 99              5.33
               ----------------------------
                 Feb 00              5.78
               ----------------------------
                 Apr 00              5.83
               ----------------------------
                 Jun 00              5.85
               ----------------------------
                 Aug 00              6.31
               ----------------------------

Source: Bloomberg

YOUR FUND'S approach

The Strong Heritage Money Fund seeks current income, a stable share price, and daily liquidity. The Fund is managed to provide attractive yields and a stable share price of $1.00./4/ The Fund invests in a portfolio of high-quality, short-term debt securities issued by corporations, banks, and other financial institutions. The Fund seeks to increase its yield by keeping its operating expenses very low; therefore, it requires investors to maintain balances of $25,000 or more.

MARKET highlights

 . The period from March through May was characterized by rising interest rates, with commercial paper yields climbing about 0.75%.

 . The Fed responded to worrisome inflation figures and surprisingly strong economic growth with a total of 75 basis points of tightening at its March and May meetings.

 . Short-term rates moved mostly sideways in the summer months. Mixed data on growth and inflation put the Fed on hold through June and July. By late summer, economic data painted a picture of slowing growth, which kept the Fed on the sidelines through the August 22 Open Market Committee meeting.

________________________________________________________________________________

/3/ Yields are annualized for the 7-day period ended 8-31-00. Effective yields reflect the compounding of income. Yields are historical and do not represent future results. Yields fluctuate. The Investor Class has temporarily absorbed 0.18% in expenses for the Fund. Otherwise, the Fund's current yield would have been 6.12%, and its effective yield would have been 6.31%. The Advisor Class has temporarily absorbed 0.06% in expenses for the Fund. Otherwise, the Fund's current yield would have been 6.11%, and its effective yield would have been 6.30%. The Institutional Class has temporarily absorbed 0.02% in expenses for the Fund. Otherwise, the Fund's current yield would have been 6.48%, and its effective yield would have been 6.69%.

/4/ An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                        THE STRONG INVESTORS MONEY FUND
                        -------------------------------

FUND highlights

 . The Strong Investors Money Fund targeted a shorter-than-neutral average maturity in March and April, as economic conditions forced the Fed to hike short- term rates. By May, interest rates reflected an excessively pessimistic view of future Fed action, and we extended portfolio maturity slightly past the neutral point to about 48 days.

 . Rates were little changed in June and July. By the end of August, an accumulation of softer economic reports inclined us to push out to a modestly long 53 days.

 . Throughout the period, the Fund maintained an emphasis on high-quality securities and kept a significant commitment to the asset-backed commercial paper sector.

              --------------------------------------------------

                                AVERAGE ANNUAL
                                 TOTAL RETURNS

                                 As of 8-31-00

                        1-year                     6.20%

               Since Inception                     5.76%
                     (1-31-98)

              --------------------------------------------------

                                    YIELD
                                   SUMMARY/1/

                                 As of 8-31-00

                         7-day current yield       6.55%

                        7-day effective yield      6.77%

                        Average maturity        53 days

Perspectives
from the Manager


/s/ Jay N. Mueller
Jay N. Mueller
Portfolio Manager
--------------------------------------------------------------------------------
Productivity growth has proven to be the big economic story in 2000. The Bureau of Labor Statistics reported non-farm labor productivity growth of 5.1% for the 12 months ended June 30, 2000. That represented a major jump over the 2.2% growth recorded in the prior 12 months. Because the productivity gain far exceeded recent wage gains, the result was a decline in unit labor costs. The U.S. economy has, therefore, been able to run at a rapid pace without generating much upward pressure on inflation.

In addition to high productivity growth, a relatively strong U.S. dollar is helping to hold down inflation by depressing the prices of imported goods. Nonetheless, inflation has moved meaningfully off its very low levels of 1998, primarily because of the doubling of oil prices.

The Fed responded to this combination of faster-than-expected growth and rising inflation by hiking rates at its March and May meetings by a combined 75 basis points. Market rates moved higher as well, particularly in the corporate sector. In March and April, we decided to shorten the portfolio's maturity in the face of rising rates. Since the Fed's 50-basis-point hike in May, the pace of growth has moderated, with no additional signs of accelerating inflation. In this environment, the Fed has opted not to raise rates further, though it
--------------------------------------------------------------------------------
In addition to high productivity growth, a relatively strong U.S. dollar is helping to hold down inflation by depressing the prices of imported goods.

--------------------------------------------------------------------------------

     Performance is historical and does not represent future results. Investment returns vary.

/1/ Yields are annualized for the 7-day period ended 8-31-00. Effective yields reflect the compounding of income. Yields are historical and do not represent future results. Yields fluctuate. We have contractually agreed to waive our management fees and absorb expenses for the Investors Money Fund to keep total expenses until July 1, 2001 at no more that 0.35%. Without these waivers and/or absorptions, the yield would have been lower.

does retain its bias toward raising rates. In the absence of a significant run-up in inflation, though, the Fed is likely to stand pat for the foreseeable future. Considering the softer economic reports near the end of the period, we extended the portfolio maturity to 53 days.

As the perception has spread that the Fed is finished with its tightening course at least for now, a bond rally has ensued. Two-year Treasury rates dropped about 0.75% from their highs in May, ending the month of August at 6.16%--the low-watermark for the year. Money market rates nudged down slightly.

Looking forward, we anticipate that rates are likely to trade within a fairly narrow range in the months ahead. There is little impetus for the Fed to move rates in either direction as long as the economic environment retains its current supportive tone. Only signs of a meaningful economic slowdown or bad news regarding productivity or inflation is likely to spark a significant change in rates.

Thank you for investing in the Strong Investors Money Fund. We appreciate the opportunity to work with you on your important financial goals.

                          3-MONTH TREASURY BILL YIELDS
                                 As of 8-31-00


                 Feb 99              4.67
               ----------------------------
                 Apr 99              4.54
               ----------------------------
                 Jun 99              4.78
               ----------------------------
                 Aug 99              4.97
               ----------------------------
                 Oct 99              5.09
               ----------------------------
                 Dec 99              5.33
               ----------------------------
                 Feb 00              5.78
               ----------------------------
                 Apr 00              5.83
               ----------------------------
                 Jun 00              5.85
               ----------------------------
                 Aug 00              6.31
               ----------------------------

Source: Bloomberg

YOUR FUND'S approach

The Strong Investors Money Fund seeks current income, a stable share price, and daily liquidity. The Fund is managed to provide attractive yields and a stable share price of $1.00./2/ The Fund invests in a portfolio of high-quality, short-term debt securities issued by corporations, banks, and other financial institutions. The Fund is specifically designed for investors who are just starting to build a diversified portfolio; therefore, shareholders in the Fund will receive an array of educational materials. The maximum investment in the Fund is $50,000.

MARKET highlights

 . Interest rates rose from March through May, with commercial paper yields climbing about 0.75%.

 . The Fed responded to worrisome inflation figures and surprisingly strong economic growth by raising rates a total of 75 basis points at its March and May meetings.

 . During the summer months, short-term rates moved mostly sideways. Mixed data on growth and inflation put the Fed on hold in June and July. The Fed stayed on the sidelines through August, as economic data through the late summer painted a picture of slowing growth.

________________________________________________________________________________

/2/ An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                         THE STRONG MONEY MARKET FUND
                         ----------------------------

Fund highlights

 . The Fund maintained a relatively short average maturity in the early spring months in anticipation of higher short-term rates. We took advantage of a surge in rates in May to extend the portfolio maturity slightly past the neutral point to about 48 days.

 . With a flattening yield curve and stable monetary policy, we shifted back to a slightly short maturity posture in June and July, before moving to a neutral 45 days at the end of August.

 . Throughout the period, the Fund maintained an emphasis on high-quality securities and kept a significant commitment to the asset-backed commercial paper sector.

              --------------------------------------------------

                                AVERAGE ANNUAL
                                 TOTAL RETURNS

                                 As of 8-31-00

                         1-year                        5.58%

                         3-year                        5.20%

                         5-year                        5.29%

                        10-year                        5.00%

                Since Inception                        5.82%
                     (10-22-85)

              --------------------------------------------------

                                    YIELD
                                   SUMMARY/1/

                                 As of 8-31-00

               7-day current yield                   6.03%

               7-day effective yield                 6.21%

               Average maturity                   45 days



Perspectives
from the Manager


/s/ Jay N. Mueller
Jay N. Mueller
Portfolio Manager
--------------------------------------------------------------------------------
Productivity growth takes the lead as the big economic story in 2000. With productivity growth reported at 5.1% for the 12 months ended June 30, 2000 (a major jump from its 2.2% level a year earlier), these gains were more than sufficient to outweigh recent wage gains. The resulting decline in unit labor costs allowed the U.S. economy to run at a rapid pace without sparking inflationary pressure.

High energy prices have exerted some influence on price levels, but cost pressures have remained fairly modest. The Consumer Price Index rose 3.5% for the one-year period ended July 31. After removing food and energy costs, however, the so-called "core" inflation rate was just 2.3%. A relatively strong U.S. dollar is doing its part to hold down inflation by lowering the prices of imported goods.

It hasn't been enough, however, to fully counteract the impact of rising oil prices. Inflation has been able to rise from the very low levels seen in 1998, primarily because of the raising of oil prices to near-record levels. The Fed's response to these rising prices, as well as the startling level of economic growth, was to raise rates at its March and May meetings by a total of 75 basis points. Market rates, particularly those in the corporate sector, moved higher as well. With these market conditions in mind, we extended the portfolio's maturity.

Since raising rates by 50 basis points in May, the Fed has seen a moderation in the pace of

--------------------------------------------------------------------------------
 ... we anticipate that money market rates are likely to remain within a fairly narrow range in the months ahead.
--------------------------------------------------------------------------------
     Performance is historical and does not represent future results. Investment returns vary. From time to time, the Fund's advisor has waived its management fee and/or absorbed fund expenses, which has resulted in higher yields and returns.

/1/ Yields are annualized for the 7-day period ended 8-31-00. Effective yields reflect the compounding of income. Yields are historical and do not represent future results. Yields fluctuate. The Fund's advisor temporarily absorbed 0.17% in expenses for the Fund. Otherwise, the Fund's current yield would have been 5.86%, and its effective yield would have been 6.03%.

economic growth and no additional signs of accelerating inflation. It chose, therefore, not to act at the June and August meetings of the Federal Open Market Committee. The Fed's stance prompted us to end the period at a neutral maturity of 45 days.

Bonds have rallied on the perception that the Fed is finished with its tightening course, at least for the time being. Rates on two-year Treasuries dropped by about 0.75% off their highs in May, ending August at 6.16%. That level was very close to the low for the year. Money market rates nudged slightly downward.

Looking forward, we anticipate that money market rates are likely to remain within a fairly narrow range in the months ahead. Unless there is a significant change in the present supportive economic environment, there is little reason for the Fed to move rates higher or lower. It will probably take convincing evidence of a meaningful slowdown to spark a rate drop, while bad news on either productivity or inflation could push rates higher.

Thank you for your investment in the Strong Money Market Fund. We're happy to be working with you as you pursue your important financial goals.

                          3-MONTH TREASURY BILL YIELDS
                                 As of 8-31-00

                          Feb 99                 4.67
                        -------------------------------
                          Apr 99                 4.54
                        -------------------------------
                          Jun 99                 4.78
                        -------------------------------
                          Aug 99                 4.97
                        -------------------------------
                          Oct 99                 5.09
                        -------------------------------
                          Dec 99                 5.33
                        -------------------------------
                          Feb 00                 5.78
                        -------------------------------
                          Apr 00                 5.83
                        -------------------------------
                          Jun 00                 5.85
                        -------------------------------
                          Aug 00                 6.31
                        -------------------------------

Source: Bloomberg

YOUR FUND'S approach

The Strong Money Market Fund seeks current income, a stable share price, and daily liquidity. The Fund is managed to provide attractive yields and a stable share price of $1.00./2/ The Fund invests in a portfolio of high-quality, short-term debt securities issued by corporations, banks, and other financial institutions. The Fund is designed as a traditional, transaction-based money fund.

MARKET highlights

      . Interest rates rose from March through May. Yields on commercial paper climbed by approximately 0.75%.

      . First in March and again in May, the Federal Reserve responded to inflationary pressure and continuing strong economic growth by tightening rates. These hikes totaled 75 basis points.

      . The summer saw little change in short-term interest rates. The Fed stayed on hold throughout the summer, as data on growth and inflation did not indicate a need to raise rates further.
________________________________________________________________________________

/2/ An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                    THE STRONG MUNICIPAL MONEY MARKET FUND
                    --------------------------------------
Fund highlights

 . As of August 31, 2000, the Fund's 7-day current yield was 4.18%. Its 7-day effective yield, which reflects compounding, was 4.26%. For investors in the 36% tax bracket, the effective yield translates into a taxable equivalent yield of 6.66%.

 .  The Fund's average maturity as of August 31 was 34 days.

 . With the economy showing signs of slower growth, we will look to lengthen the Fund's average maturity as opportunities arise.

                     ------------------------------------

                                AVERAGE ANNUAL
                                 TOTAL RETURNS

                                 As of 8-31-00

                              1-year                3.98%

                              3-year                3.61%

                              5-year                3.63%

                             10-year                3.69%

                     Since Inception                4.16%
                          (10-23-86)

                     ------------------------------------

                                    YIELD
                                   SUMMARY/1/

                                 As of 8-31-00

                    7-day current yield                   4.18%

                  7-day effective yield                   4.26%

                       Average maturity                34 days


Perspectives
from the Manager


/s/ John C. Bonnell
John C. Bonnell
Portfolio Manager
--------------------------------------------------------------------------------
We began the six-month period with a very strong economy and rising interest rates. The Federal Reserve, still concerned about possible inflation, raised interest rates 25 basis points in March and an additional 50 basis points in May. However, during the latter half of the period, signs of an economic slowdown did appear, and some economists predict the next rate move by the Fed will be downward. Our strategy of managing the Fund does not involve trying to predict the future direction of interest rates. Instead, we focus on buying the best relative value in the market at any given time.

For the six months ended August 31, 2000, we saw municipal money market rates go on a roller-coaster ride. Municipal money market rates typically spike higher during the April tax season, as tax-exempt money funds must sell securities in order to meet redemptions from shareholders raising cash to pay their tax bills. This year, the strong domestic economy and strong financial markets produced large tax payments to the government. Rates on municipal variable-rate securities spiked to levels (5.84% on weekly variable-rate demand notes) not seen since the end of 1990. We positioned the Fund in order to take advantage of the spike and maintained enough liquidity to meet shareholder redemptions. This is one reason that the Fund's average maturity is somewhat short and that variable-rate securities represent almost 80% of fund assets. In an environment of rising interest rates, variable-rate securities recently offered the best relative value.
--------------------------------------------------------------------------------
In an environment of rising interest rates, variable-rate securities recently offered the best relative value.
--------------------------------------------------------------------------------
     Performance is historical and does not represent future results. Investment returns vary. From time to time, the Fund's advisor has waived its management fee and/or absorbed fund expenses, which has resulted in higher yields and returns.

/1/ Yields are annualized for the seven days ended 8-31-00. Effective yields reflect the compounding of income. Yields are historical and do not represent future results. Yields fluctuate.

The large tax payments mentioned earlier not only went to the federal government. Many municipalities experienced large cash surpluses. That resulted in a significantly lower amount of new issuance in the municipal money market during this summer's note season. With supply down and demand still strong, prices on fixed-rate securities eligible for muni money funds were bid higher. This is another reason why variable-rate securities appeared to offer superior value and why we heavily weighted these securities in the portfolio.

Going forward, we expect the Federal Reserve to continue to be vigilant against inflation. If labor markets remain tight and consumer demand picks up again, the Fed will raise rates further, but we don't expect that to happen. It appears we will remain in a "steady as you go" environment for the remainder of the year.

Thank you for your confidence in the Strong Municipal Money Market Fund. We look forward to helping you pursue your important financial goals.


                           EQUIVALENT TAXABLE YIELDS
                                 As of 8-31-00

                                                     Your tax-exempt
                                                    effective yield of
                                       Marginal     4.26% is equivalent
Joint return        Single return      tax rate    to a taxable yield of:
-------------------------------------------------------------------------------
$43,851-105,950    $26,251-63,550       28.0%             5.92%
-------------------------------------------------------------------------------
$105,951-161,450   $63,551-132,600      31.0%             6.17%
-------------------------------------------------------------------------------
$161,451-288,350   $132,601-288,350     36.0%             6.66%
-------------------------------------------------------------------------------
Over $288,350      Over $288,350        39.6%             7.05%
-------------------------------------------------------------------------------

The chart reflects 2000 marginal federal tax rates before limitations and phaseouts. Individuals with adjusted gross income in excess of $128,950 should consult their tax advisor to determine their actual 2000 marginal tax rate. The Fund's income may be subject to state and local taxes and, depending on your tax status, the Alternative Minimum Tax.

YOUR FUND'S approach

The Strong Municipal Money Market Fund seeks federally tax-exempt current income, a stable share price, and daily liquidity. The Fund is managed to provide attractive yields and a stable share price of $1.00./2/ The Fund invests in a portfolio of high-quality, short-term debt securities primarily issued by states and their political subdivisions.

MARKET highlights

 . During the last six months, the Federal Reserve increased the federal funds rate twice for a total of 75 basis points. One-year municipal rates rose from 4.05% at the end of February to 4.20% at the end of August.

 . During the April tax season, yields on variable-rate demand notes rose dramatically relative to taxable money market equivalents. This year, we experienced yield levels not seen since the end of 1990.

 . The strong domestic economy also created large cash surpluses for many municipalities. This resulted in a significantly lower amount of new issuance in the short-term municipal market during this summer's note season.

________________________________________________________________________________

/2/ An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

BOND glossary

Bond Quality Ratings--There are services that analyze the financial condition of a bond's issuer and then assign it a rating. The best-known rating agencies are Standard and Poors and Moody's. The highest-quality bonds are rated AAA (S&P) or Aaa (Moody's). The scale descends to AA, A, then BBB, and so on, down to D. Bonds with a rating of BBB or higher are considered investment grade. Bonds rated BB and below are considered "junk bonds." Typically, the lower a bond's rating, the higher yield it must pay in order to compensate the bondholder for the added risk.

Maturity--Like a loan, a bond must be paid off on a certain date. A bond's maturity is the time remaining until it is paid off. Bonds typically mature in a range from overnight to 30 years from now. Typically, bonds with longer maturities will have higher yields and larger price changes in reaction to interest rate changes. In rare situations, shorter-term bonds will have higher yields; this is known as an inverted yield curve (see definition on this page).

Duration--Duration is similar to maturity, but also accounts for the semi-annual interest payments made by most bonds. Duration is a useful tool for determining a bond's or a bond fund's sensitivity to interest rate changes. The higher the duration, the more a bond's price will fluctuate when interest rates change.

Treasury Spread--The Treasury spread is the difference in yield between a Treasury bond (issued by the federal government) and a bond with an equal maturity, but from another category, such as a corporate bond. This calculation is used to measure the prices of corporate bonds, mortgage-backed securities, and other non-government issues relative to Treasuries. Higher spreads occur in uncertain times, when investors buy Treasuries for their safety and sell other types of bonds.

Yield--Yield is the income your investment is generating. It is calculated by taking the income paid by a bond in a given period of time (often 30 days), annualizing it, and stating it as a percentage of the money invested.

Yield Curve--The yield curve is a graph that plots the yields of Treasury bonds against their maturities. Under normal circumstances, this line will slope upward, reflecting longer-maturity bonds having higher yields. In rare circumstances, such as in a time of deflation, the yield curve may slope downward, or "invert." The steepness of the yield curve shifts depending on economic trends and outlooks. Properly positioned, a bond investor can profit from these shifts.

SCHEDULES OF INVESTMENTS IN SECURITIES               August 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

          STRONG ADVANTAGE FUND

                                                                            Shares or
                                                                            Principal            Value
                                                                             Amount            (Note 2)
-------------------------------------------------------------------------------------------------------------
Corporate Bonds 48.3%
Adelphia Communications Corporation
     Senior Notes, 9.75%, Due 2/15/02                                        $  12,650,000     $  12,729,063
Advance Bank Australia Floating Rate
     Subordinated Notes, 7.54%, Due 3/14/06 (c)                                 15,000,000        15,007,500
Allfirst Preferred Capital Trust Subordinated
     Floating Rate Capital Trust Enhanced
     Securities, 8.2338%, Due 7/15/29 (c)                                       15,000,000         14,625,930
Bear Stearns Company, Inc. Floating Rate Notes,
     7.29%, Due 7/15/05                                                         20,000,000         19,989,740
Blackstone Hotel Acquisitions Company Debt
     Unit (Medium-Term Structured Enhanced
     Return Trusts 1998), Series R-38, 7.59%,
     Due 6/30/03 (Acquired 7/30/98;
     Cost $25,448,312) (b)                                                      25,448,312         25,289,260
British Telecommunications PLC Senior Yankee
     Notes, Series B, 11.875%, Due 12/01/08                                      2,000,000          2,370,000
CMS Energy Corporation Notes, 8.125%,
     Due 5/15/02                                                                15,000,000         14,899,665
CMS Energy Corporation Senior Notes, 8.00%,
     Due 7/01/11 (Remarketing Date 7/01/01)                                     20,000,000         19,780,560
CSC Holdings, Inc. Senior Subordinated Notes,
     9.875%, Due 5/15/06                                                        12,840,000         13,096,800
Central Fidelity Capital Trust I Floating Rate
     Notes, Series A, 7.7338%, Due 4/15/27                                       7,500,000          7,316,962
Citicorp Floating Rate Notes:
     Series W, 6.725%, Due 11/27/35                                             10,000,000          8,550,000
     Series X, 6.725%, Due 11/27/35                                             10,000,000          8,500,000
Commonwealth Bank of Australia Subordinated
     Yankee Floating Rate Notes, Series B,
     7.465%, Due 6/01/10                                                         7,000,000          7,004,494
DLJ Leveraged Loan Fund LLC/DLJ Leveraged
     Loan Corporation Senior Secured Floating
     Rate Notes, Series 1A, Class A2, 7.64%,
     Due 3/15/05 (b) (c)                                                         7,000,000          7,048,160
ESAT Telecom Group PLC Senior Yankee
     Notes, Zero %, Due 2/01/07 (Rate Reset Effective
     2/01/02)                                                                   74,800,000         71,808,000
Enron Corporation Floating Rate Notes, 7.25%,
     Due 9/10/01 (b)                                                            40,000,000         40,003,120
Entergy Gulf States, Inc. First Mortgage Floating
     Rate Bonds, 8.04%, Due 6/02/03 (b)                                         20,000,000         20,004,680
First Maryland Capital I Variable Rate
     Subordinated Capital Income Securities,
     7.7338%, Due 1/15/27                                                       19,500,000         19,131,723
GS Escrow Corporation Floating Rate Senior
     Notes, 7.7113%, Due 8/01/03                                               117,300,000        113,057,611
HCA-The Healthcare Company Medium-Term
     Notes, Tranche 00012, 6.63%, Due 7/15/45                                   14,755,000         14,266,713
HSB Capital I Floating Rate Securities, Series A,
     7.6438%, Due 7/15/27                                                        9,000,000          8,313,786
Halyard CBO I, Ltd./Halyard CBO Corporation
     Senior Secured Floating Rate Notes, Series 1A,
     Class A, 6.9175%, Due 3/24/10 (b) (c)                                      38,700,000         38,305,260
Huntington Capital I Variable Rate Capital
     Income Securities, 7.4125%, Due 2/01/27                                    11,500,000         10,658,568
International Paper Company Floating Rate
     Notes, 7.67%, Due 7/08/02 (b) (c)                                          20,000,000         20,077,880
Lilly Del Mar, Inc. Floating Rate Capital
     Securities, 7.9138%, Due 8/05/29 (b) (c)                                   55,000,000         54,567,480
Lyondell Chemical Company Guaranteed Term
     Loan, Tranche E, 10.495%, Due 6/30/06                                      14,812,500         15,367,969
Mashantucket Western Pequot Tribe Special
     Revenue Bonds/Interest Rate Swap, 6.91%,
     Due 9/01/12 (Acquired 9/16/97;
     Cost $30,000,000) (b) (c)                                                  30,000,000         29,037,000
Mercantile Capital Trust I Floating Rate
     Pass-Thru Securities, 7.5613%, Due 2/01/27                              $  10,000,000     $    9,537,420
Meridian Funding Company Medium-Term
     Floating Rate Notes, 7.27%, Due 7/26/10 (b)                                10,000,000         10,010,860
MetroNet Communications Corporation
     Senior Yankee Notes:
     10.625%, Due 11/01/08                                                         920,000          1,019,476
     12.00%, Due 8/15/07                                                       107,390,000        120,751,571
NBD Bancorp, Inc. Subordinated Floating Rate
     Notes, 7.0625%, Due 12/18/05 (c)                                           24,530,000         24,416,622
NTC Capital Trust II Floating Rate Capital
     Securities, 7.3238%, Due 4/15/27 (c)                                       13,805,000         13,059,751
NWA Trust Structured Enhanced Return
     Trusts 1998, 9.67%, Due 4/15/11 (b)                                         2,500,000          2,318,750
National Commerce Capital Trust Floating Rate
     Pass-Thru Securities, 7.7588%, Due 4/01/27 (c)                             10,000,000          9,573,300
Nordbanken AB Subordinated Floating Rate
     Medium-Term Yankee Bonds, 7.29%,
     Due 3/29/49                                                                18,000,000         17,829,000
Qwest Communications International, Inc.
     Senior Notes, Series B, 10.875%,
     Due 4/01/07 (c)                                                            39,520,000         43,032,380
Raytheon Company Floating Rate Notes, 7.47%,
     Due 3/01/02 (b)                                                            10,000,000         10,019,640
Salomon Brothers, Inc. Medium-Term Floating
     Rate Notes/Interest Rate Swap, 4.45%,
     Due 9/30/03                                                                 4,400,000          4,401,320
Skandinaviska Enskilda Banken Subordinated
     Floating Rate Medium-Term Yankee Bonds,
     7.775%, Due 3/29/49                                                         4,000,000          3,980,000
Spintab AB Floating Rate Subordinated Yankee
     Notes, 7.4625%, Due 12/29/49 (b) (c)                                       50,000,000         49,644,450
Star Capital Trust I Floating Rate Securities,
     7.575%, Due 6/15/27                                                         5,000,000          4,800,905
Stop & Shop Companies, Inc. Senior
     Subordinated Notes, 9.75%, Due 2/01/02                                      5,000,000          5,103,955
SunTrust Capital III Floating Rate Notes,
     7.46%, Due 3/15/28 (c)                                                     22,000,000         20,712,120
Swedbank Floating Rate Debt Unit
     (Medium-Term Structured Enhanced
     Return Trusts 1996):
     Series R-34, 7.7406%, Due 11/10/02 (b)                                     25,000,000         24,125,000
     Series R-35, 7.54%, Due 11/10/02 (b)                                       20,000,000         19,300,000
Tele-Communications, Inc. Senior Notes,
     9.65%, Due 10/01/03 (c)                                                    10,872,000         11,126,774
Time Warner, Inc. Pass-Thru Asset Trust
     Securities, Series 1997-1, 6.10%, Due
     12/30/01 (b) (c)                                                           28,185,000         27,756,813
Triton Energy, Ltd./Triton Energy Corporation
     Senior Notes, 8.75%, Due 4/15/02                                           38,771,000         38,964,855
Triumph Funding, Ltd. Medium-Term
     Floating Rate Notes, Class A, 7.33%, Due
     12/30/03 (b)                                                                6,500,000          6,498,447
Union Bank of Norway Floating Rate
     Subordinated Medium-Term Yankee Notes:
     7.09%, Due 4/24/08                                                         20,000,000         19,800,000
     7.35%, Due 12/29/49 (Rate Reset Effective
     7/09/03) (b)                                                               29,000,000         28,518,310
Union Pacific Corporation Floating Rate Notes,
     7.3275%, Due 7/01/02                                                       10,000,000         10,010,310
--------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $1,157,637,540)                                                     1,167,119,953
--------------------------------------------------------------------------------------------------------------
Non-Agency Mortgage &
     Asset-Backed Securities 35.0%
AFC Mortgage Loan Trust Variable Rate
     Asset-Backed Certificates, Series 1994-1,
     Class 2A-1, 8.2304%, Due 6/25/25                                              146,558            146,405

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)   August 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
          STRONG ADVANTAGE FUND (continued)

                                                                            Shares or
                                                                            Principal            Value
                                                                             Amount            (Note 2)
-------------------------------------------------------------------------------------------------------------------
AMRESCO Residential Securities Corporation
     Mortgage Loan Trust Pass-Thru Certificates,
     Series 1996-4, Class A4, 7.25%, Due 10/25/23                            $   4,142,335     $    4,120,153
Airplanes Trust 1998 Floating Rate Refinancing
     Pass-Thru Certificates, Series 1R, Class B,
     7.3688%, Due 3/15/19                                                       34,324,611         33,848,014
Asset Backed Securities Corporation Bank One
     Variable Rate Mortgage-Backed Pass-Thru
     Certificates, Series 2000-2, Class 2A, 7.2774%,
     Due 3/15/30                                                                 8,735,432          8,938,915
BCF LLC Mortgage Pass-Thru Certificates,
     Series 1997-R2, Class 3-A1, 7.00%,
     Due 12/25/35 (b)                                                              895,477            891,354
Bay View Auto Trust Receivable-Backed
     Certificates, Series 2000-LJ1, Class A2, 7.54%,
     Due 4/25/03                                                                10,000,000         10,045,950
Bear Stearns Commercial Mortgage Securities, Inc.
     Floating Rate Commercial Mortgage Pass-Thru
     Certificates (b):
     Series 1999-WYN1, Class B, 7.8713%,
     Due 7/03/09                                                                17,760,000         17,937,600
     Series 2000-LCON, Class C, 7.6713%,
     Due 7/03/05                                                                13,440,000         13,440,000
     Series 2000-LCON, Class D, 8.4713%,
     Due 7/03/05                                                                 7,620,000          7,620,000
Bear Stearns Mortgage Securities, Inc. Mortgage
     Pass-Thru Certificates, Series 1998-1,
     Class 2-A-2, 6.35%, Due 3/25/28                                            10,395,824         10,309,902
Brant II Floating Rate Bonds, Series 2000-1,
     Class A3L, 7.375%, Due 11/30/12 (f)                                         5,000,000          5,000,000
CDC Securitization Corporation Floating Rate
     Pass-Thru Certificates, Series 1999-FL1,
     Class B, 7.2988%, Due 12/14/02 (b)                                         15,972,000         16,028,680
COMM Floating Rate Commercial Mortgage
     Pass-Thru Certificates, Series 2000-FL1A,
     Class B, 7.09%, Due 10/16/02 (b)                                            9,165,000          9,179,297
CORE, Ltd. Interest Rate Swap, Series
     1998-1X, Class B2, 4.558%, Due 1/16/06
     (Acquired 7/27/98; Cost $14,044,000) (b)                                   14,044,000         13,908,571
CWMBS, Inc. Mortgage Pass-Thru Certificates:
     Series 1998-A5, Class A-1, 6.75%, Due 6/25/28                               7,873,531          7,719,250
     Series 1998-A6, Class A-7, 6.75%, Due 7/25/28                              11,369,870         11,209,384
California Infrastructure & Economic
     Development Bank Special Purpose Trust
     Certificates - San Diego Gas & Electric
     Company, Series 1997-1, Class A3, 6.07%,
     Due 3/25/03                                                                 5,815,035          5,796,863
Centex Home Mortgage LLC Variable Rate
     Certificates, Series 1999-1, 8.53%,
     Due 9/20/04 (b)                                                            12,000,000         12,000,000
Chase Mortgage Finance Corporation Mortgage
     Pass-Thru Certificates, Series 1990-G,
     Class A-Z1, 9.50%, Due 12/25/21                                               294,511            294,511
Chase Mortgage Finance Corporation Variable
     Rate Mortgage Pass-Thru Certificates:
     Series 1992-3, Class B7, 7.7707%, Due 10/28/23                              1,477,286          1,458,820
     Series 1992-3, Class B8, 7.7707%, Due 10/28/23                                737,667            728,446
     Series 1993-3, Class B6, 7.3912%, Due 10/30/24
     (Acquired 5/20/99; Cost $605,572) (b)                                         604,062            596,698
     Series 1993-3, Class B7, 7.3912%, Due 10/30/24
     (Acquired 5/20/99; Cost $2,598,083) (b)                                     2,591,604          2,560,427
Citicorp Mortgage Securities, Inc. Adjustable Rate
     Real Estate Mortgage Investment Conduit
     Pass-Thru Certificates, Series 1992-7, Class A-1,
     7.889%, Due 3/25/22                                                         2,460,363          2,518,025
Clydesdale CBO I, Ltd./Clydesdale CBO I, Inc.
     Senior Secured Floating Rate Bonds, Series 1A,
     Class A1, 7.5225%, Due 3/25/11 (b)                                      $   5,000,000     $    5,002,500
Coast-Plymouth Tax Lien Capital LLC Collateral
     Variable Rate Bonds, Series 1999-A, Class A,
     6.76%, Due 11/15/04 (b)                                                     9,053,797          8,997,210
Commercial Mortgage Acceptance Corporation
     Variable Rate Mortgage Pass-Thru Certificates,
     Series 1996-C2, Class A2, 6.8671%,
     Due 9/15/23 (b)                                                             2,163,631          2,136,704
ContiMortgage Home Equity Loan Trust
     Pass-Thru Certificates, Series 1997-4, Class A4,
     6.30%, Due 7/15/12                                                         10,665,161         10,623,514
ContiSecurities Residual Corporation
     ContiMortgage Net Interest Margin Notes,
     Series 1997-A, 7.23%, Due 7/16/28
     (Acquired 9/18/97; Cost $4,097,446) (b)                                     4,097,445          1,946,286
CoreStates Home Equity Trust Home Equity
     Loan Certificates, Series 1993-1, Class B,
     7.50%, Due 8/15/07                                                          2,537,604          2,532,491
Credit Suisse First Boston Mortgage Securities
     Corporation IndyMac Manufactured Housing
     Pass-Thru Certificates, Series 1998-1, Class A-3,
     6.37%, Due 9/25/28                                                         10,006,310          9,915,203
DLJ Commercial Mortgage Corporation Floating
     Rate Commercial Mortgage Pass-Thru
     Certificates, Series 2000-STF1, Class A-3,
     7.38%, Due 5/05/03 (b)                                                     16,000,000         16,000,000
DLJ Mortgage Acceptance Corporation Variable
     Rate Mortgage Pass-Thru Certificates:
     Series 1990-2, Class A, 7.5367%, Due 1/25/22                                3,523,320          3,508,716
     Series 1991-3, Class A1, 7.2329%, Due 2/20/21                                 450,396            448,226
Delta Funding Home Equity Loan Trust Interest
     Only Asset-Backed Certificates:
     Series 1999-2, Class F, 6.00%, Due 6/15/02                                 14,900,250          1,124,969
     Series 2000-1, Class F, 6.40%, Due 3/15/03                                 58,000,000          5,854,520
EQCC Home Equity Loan Trust Variable Rate
     Asset-Backed Notes, Series 1993-4, Class A,
     5.725%, Due 12/15/08                                                        6,205,477          6,073,641
Empire Funding Home Loan Owner Trust
     Asset-Backed Notes, Series 1997-4, Class A-3,
     7.11%, Due 7/25/14                                                            959,182            954,823
Equipment Pass-Thru Investment Certificates
     Trust Floating Rate Senior Certificates,
     Series 1996-1:
     Class A, 7.3625%, Due 9/25/09 (Acquired
     6/14/96; Cost $4,600,000) (b)                                               4,600,000          4,642,550
     Class B, 8.57%, Due 9/25/09 (Acquired
     7/01/96; Cost $5,063,438) (b)                                               5,063,438          5,110,933
     Class C, 10.0638%, Due 9/25/09 (Acquired
     6/28/96; Cost $3,222,489) (b)                                               3,174,866          3,167,722
The Equitable Life Assurance Society of the
     United States Collateralized Floating Rate
     Notes, Series 174, Class D-2, 7.6763%,
     Due 5/15/03 (b)                                                            11,837,838         11,815,200
Financial Asset Securitization, Inc. Mortgage
     Participation Securities, Series 1997-NAMC 2,
     Class FXA-8, 10.00%, Due 7/25/27                                            1,194,959          1,207,105
Franchise Finance Corporation of America
     Floating Rate Notes, Series 1997-1:
     Class D2, 7.72%, Due 6/18/13 (b)                                            5,726,000          4,907,497
     Class E2, 7.97%, Due 1/18/14 (b)                                            2,290,000          1,860,625
GGP/Homart Floating Rate Commercial
     Mortgage-Backed Securities, Series 1999-C1,
     Class C, 7.43%, Due 6/10/03 (b)                                            10,000,000         10,087,500

--------------------------------------------------------------------------------
          STRONG ADVANTAGE FUND (continued)

                                                                                Shares or
                                                                                Principal             Value
                                                                                 Amount             (Note 2)
-------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Security, Inc.
     Variable Rate Mortgage Pass-Thru Certificates,
     Series 2000-FL1, Class C, 7.39%, Due 7/15/04                            $  12,045,000     $   11,994,170
GS Mortgage Securities Corporation II Variable
     Rate Commercial Mortgage Pass-Thru
     Certificates, Series 2000-CCT, Class C,
     7.25%, Due 12/15/04                                                         5,360,000          5,356,677
Glendale Federal Bank Variable Rate Mortgage
     Pass-Thru Certificates, Series 1990-3,
     Class A-1, 8.0906%, Due 3/25/30                                             1,268,746          1,251,078
Glendale Federal Bank Variable Rate Senior
     Pass-Thru Mortgage Securities, Series 1990-1,
     Class A, 7.8361%, Due 10/25/29                                              1,633,957          1,639,121
Green Tree Financial Corporation
     Manufactured Senior Subordinated Pass-Thru
     Certificates, Series 1996-5, Class A-4, 7.15%,
     Due 7/15/27                                                                 2,105,977          2,106,114
Greenwich Capital Acceptance, Inc. Variable
     Rate Mortgage Pass-Thru Certificates, Series
     1991-1, Class A, 7.3746%, Due 2/25/21 (b)                                   7,896,239          7,851,862
Greenwich Capital Trust I Pass-Thru Certificates,
     Class A, 7.3246%, Due 2/15/21 (b)                                           8,235,830          8,426,325
Home Savings of America Adjustable Rate
     Mortgage Pass-Thru Certificates, Series 14,
     Class A, 5.9892%, Due 5/25/27                                               1,438,410          1,406,045
ICIFC Secured Assets Corporation Mortgage
     Pass-Thru Certificates, Series 1997-1,
     Class A-7, 7.75%, Due 3/25/28                                              10,540,233         10,506,136
Kmart CMBS Financing, Inc. Floating Rate
     Commercial Mortgage Pass-Thru Certificates,
     Series 1997-1, Class D, 7.72%,
     Due 3/01/07 (b) (c)                                                        33,000,000         32,887,635
Malan Mortgage Securities Trust Floating Rate
     Commercial Mortgage Pass-Thru Certificates,
     Series 1995-1, Class A2A, 7.435%, Due 8/15/05
     (Acquired 2/21/97; Cost $4,010,000) (b)                                     4,000,000          3,985,140
Mall of America Capital Company LLC
     Mortgage Pass-Thru Certificates, Series 2000-1,
     Class C, 7.4188%, Due 3/12/05 (b)                                           6,000,000          6,000,000
Mellon Residential Funding Corporation Variable
     Rate Mortgage Pass-Thru Certificates,
     Series 1999-TBC3:
     Class B-1, 7.3347%, Due 10/20/29                                            1,543,000          1,542,043
     Class B-2, 7.3347%, Due 10/20/29                                              823,000            819,914
     Class B-3, 7.3347%, Due 10/20/29                                            1,029,000          1,018,072
Merrill Lynch Credit Corporation Mortgage Loan
     Asset-Backed Pass-Thru Floating Rate Certificates:
     Series 1996-C, Class B, 7.8763%, Due 9/15/21 (b)                            4,084,992          3,571,836
     Series 1996-D, Class B, 7.8763%,
     Due 5/15/25 (b)                                                             6,624,593          5,661,973
Merrill Lynch Credit Corporation Senior
     Subordinated Variable Rate Mortgage Pass-Thru
     Certificates, Series 1995-A, Class A-5, 7.9288%,
     Due 6/15/20                                                                 6,163,183          6,228,311
Merrill Lynch Credit Corporation Subordinated
     Variable Rate Mortgage-Backed Certificates,
     Series 1995-S1, Class A-1, 6.6875%,
     Due 2/17/24 (b)                                                             5,000,000          4,910,950
Merrill Lynch Home Equity Acceptance, Inc.
     Subordinated Variable Rate Mortgage-Backed
     Certificates, Series 1994-A, Class A-1, 7.625%,
     Due 8/17/23                                                                   889,062            886,698
Merrill Lynch Mortgage Investors, Inc. Senior
     Subordinated Variable Rate Pass-Thru
     Certificates, Series 1994-A, Class M, 7.6188%,
     Due 2/15/19                                                                11,000,000         11,206,551
Merrill Lynch Mortgage Investors, Inc. Variable
     Rate Commercial Mortgage Pass-Thru Certificates:
     Series 1997-SD1, Class D, 7.325%,
     Due 4/01/04 (b)                                                         $  15,500,000     $   15,485,430
     Series 1998-H1A, Class C, 7.12%, Due 4/01/11 (b)                            2,000,000          1,976,560
The Money Store Home Equity Trust,
     Series 1998-A, Class AF3, 6.13%, Due 9/15/16                                4,146,874          4,133,293
Morgan Guaranty Trust Company Floating Rate
     Notes, 9.1457%, Due 7/27/05                                                18,500,000         18,500,000
Morgan Stanley Capital I, Inc. Variable Rate
     Commercial Mortgage Pass-Thru Certificates,
     Series 1995-HF1, Class D, 8.2188%,
     Due 2/15/05                                                                 3,500,000          3,490,813
Morgan Stanley Mortgage Trust Variable Rate
     Interest Only Collateralized Mortgage
     Obligation, Series 35, Class 35-2, 5636.00%,
     Due 4/20/21                                                                     1,299                  1
Mortgage Index Amortizing Trust Asset-Backed
     Notes, Series 1997-1, Class A1, 6.682%,
     Due 8/25/04                                                                 5,415,669          5,318,349
NPF XII, Inc. Health Care Receivables Floating
     Rate Bonds, Series 2000-1, Class A, 7.10%,
     Due 3/01/03 (b)                                                            15,000,000         14,962,500
Nomura Depositor Trust Floating Rate
     Commercial Mortgage Pass-Thru Certificates,
     Series 1998-ST1:
     Class A4, 7.5188%, Due 1/15/03 (b)                                         32,000,000         31,234,880
     Class A5, 7.8688%, Due 1/15/03 (b)                                          6,300,000          6,129,711
OUC Commercial Mortgage Securities, Inc.
     Subordinated Adjustable Rate Mortgage
     Securities, Series 1998-1, Class C, 7.3593%,
     Due 1/27/28 (b)                                                             8,387,015          8,221,875
Option One Mortgage Loan Trust Variable Rate
     Asset-Backed Certificates, Series 2000-1, Class S,
     3.50%, Due 4/25/30                                                         17,170,000            927,523
Option One Mortgage Securities Corporation
     Net Interest Margin Trust, Series 1999-2,
     9.66%, Due 6/26/29 (b)                                                      8,712,750          8,582,058
Pennant CBO, Ltd./Pennant CBO Corporation
     Floating Rate Yankee Bonds, Series 1A, Class A,
     6.9363%, Due 3/14/11 (b)                                                   16,000,000         16,040,000
People's Bank Credit Card Master Floating Rate
     Trust, Series 1998-1, Class A, 6.7588%,
     Due 11/15/05 (c)                                                           20,000,000         20,045,700
Perpetual Savings Bank Variable Rate Mortgage
     Pass-Thru Certificates, Series 1991-1, Class B1,
     8.095%, Due 6/25/19 (Acquired 9/17/96;
     Cost $301,326) (b)                                                            298,204            299,323
Principal Residential Mortgage Capital Resources
     Floating Rate Bonds, Series 2000-1, Class B,
     8.27%, Due 6/20/05                                                          4,000,000          4,000,000
Provident CBO I, Ltd./Provident CBO I, Inc.
     Senior Secured Floating Rate Bonds, Series 1A,
     Class A1, 7.5975%, Due 12/09/10 (b)                                         6,765,714          6,803,805
Prudential Home Mortgage Securities Company
     Mortgage Pass-Thru Certificates:
     Series 1992-46, Class A-6, 7.00%, Due 1/25/08                               6,169,112          6,140,888
     Series 1993-63, Class A-14, 6.75%, Due 1/25/24                              4,926,681          4,842,314
Prudential Home Mortgage Securities Company
     Variable Rate Mortgage Pass-Thru Certificates,
     Series 1988-1, Class A, 7.9585%, Due 4/25/18                                  489,063            486,967
Repeat Offering Securitisation Entity Funding
     Number 2, Ltd. Floating Rate Asset-Backed
     Certificates, Series 2A:
     Class A5A, 7.3125%, Due 10/28/04 (b)                                       10,000,000          9,800,000
     Class A6, 8.6625%, Due 10/28/04 (b)                                        15,000,000         14,681,250

SCHEDULES OF INVESTMENTS IN SECURITIES (Continued)   August 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

          Strong Advantage Fund (Continued)

                                                                             Shares or
                                                                             Principal          Value
                                                                               Amount          (Note 2)
--------------------------------------------------------------------------------------------------------------------
Resecuritization Mortgage Trust Variable Rate
     Certificates, Series 1998-B, Class A, 6.87%,
     Due 4/26/21 (b)                                                         $   5,326,705     $    5,295,064
Residential Accredit Loans, Inc. Mortgage
     Pass-Thru Certificates, Series 1997-QS2,
     Class A-7, 7.75%, Due 3/25/27                                              10,400,783         10,406,451
Residential Funding Mortgage Securities I, Inc.
     Mortgage Pass-Thru Certificates, Series
     1993-MZ1, Class A-2, 7.47%, Due 3/02/23                                     5,315,002          5,269,373
Residential Funding Mortgage Securities II, Inc.
     Variable Rate Interest Only Home Equity Loan
     Pass-Thru Certificates, Series 1996-HS2, Class A,
     1.70%, Due 9/25/12                                                          6,354,322             61,573
Resolution Trust Corporation Mortgage Pass-Thru
     Securities, Inc. Commercial Certificates:
     Series 1994-C2, Class E, 8.00%, Due 4/25/25                                11,483,790         11,340,760
     Series 1995-C1, Class C, 6.90%, Due 2/25/27                                16,350,000         16,124,779
     Series 1995-C2, Class C, 7.00%, Due 5/25/27                                 1,943,470          1,927,232
Resolution Trust Corporation Mortgage Pass-Thru
     Securities, Inc. Variable Rate Certificates:
     Series 1993-1P, Class A2, 6.86%, Due 8/25/19 (b)                            2,905,043          2,884,156
     Series 1995-1, Class B-5, 7.9392%,
     Due 10/25/28                                                               10,103,212         10,149,904
     Series 1995-1, Class B-11, 8.2875%,
     Due 10/25/28                                                                  424,894            427,119
     Series 1995-1, Class M-11, 7.4875%,
     Due 10/25/28                                                                2,446,341          2,457,239
Ryland Mortgage Securities Corporation IV
     Variable Rate Collateralized Mortgage Bonds,
     Series 2, Class 3-A, 12.0276%, Due 6/25/23                                    285,430            285,430
Ryland Mortgage Securities Corporation Variable
     Rate Mortgage Participation Securities, Series
     1990-C1, Class A, 6.5879%, Due 10/25/20 (c)                                26,746,550         26,629,667
SASCO Floating Rate Commercial Mortgage Trust
     Floating Rate Pass-Thru Certificates:
     Series 1998-C3A, Class G, 7.17%,
     Due 3/25/02 (b)                                                            18,626,359         18,457,822
     Series 2000-C2, Class E, 7.19%, Due 1/21/03 (b)                            19,999,212         19,999,212
Salomon Brothers Mortgage Securities VII, Inc.
     Floating Rate Asset-Backed Certificates, Series
     1997-NC4, Class M-2, 7.325%, Due 9/25/27                                    3,000,000          2,985,135
Salomon Brothers Mortgage Securities VII, Inc.
     Mortgage Pass-Thru Certificates:
     Series 1996-LB2, Class A-5, 7.25%, Due 10/25/26                               309,379            308,109
     Series 1997-HUD1, Class A-2, 7.37%,
     Due 12/25/30                                                                4,579,703          4,560,354
Salomon Brothers Mortgage Securities VII, Inc.
     Variable Rate Mortgage Pass-Thru Certificates,
     Series 1992-4, Class A2, 8.5706%, Due 9/25/22                                 631,734            637,827
Sears Mortgage Securities Corporation Variable
     Rate Mortgage Pass-Thru Certificates:
     Series 1991-1, Class A-1, 6.07%, Due 7/25/21                               11,151,045         10,818,598
     Series 1992-21, Class A-2, 8.2059%, Due 12/26/22                              438,047            436,188
South Street CBO, Ltd./South Street CBO
     Corporation Floating Rate Bonds, Series 2000-1,
     Class A-3L, 7.3313%, Due 5/30/12 (b)                                        6,000,000          5,986,860
Southern Pacific Secured Assets Corporation
     Floating Rate Mortgage Pass-Thru Certificates,
     Series 1997-2, Class M-1A, 6.98%, Due 5/25/27                               8,948,000          8,935,696
Structured Asset Securities Corporation Floating
     Rate Mortgage Pass-Thru Certificates,
     Series 1998-2, Class A, 7.14%, Due 2/25/28                                  7,213,767          7,218,506
Structured Asset Securities Corporation Variable
     Rate Multiclass Pass-Thru Certificates:
     Series 1994-C1, Class A-3, 7.30%, Due 8/25/26                                 955,109            955,744
     Series 1995-C4, Class A-2, 7.17%, Due 6/25/26                               1,181,303          1,182,254
Structured Mortgage Trust Commercial Mortgage-
     Backed Securities, Series 1997-2, Class A,
     9.9407%, Due 1/30/06 (Acquired 5/12/98;
     Cost $7,455,266) (b)                                                    $   7,539,409     $    7,082,370
Summit CBO I, Ltd./Summit CBO I Funding
     Corporation Second Priority Senior Secured
     Floating Rate Bonds, Series 1A, Class B, 8.06%,
     Due 5/23/11 (b)                                                             9,580,000          9,243,167
Textron Financial Corporation Receivables Trust
     Asset-Backed Notes, Series 1998-A, Class A1,
     5.82%, Due 1/15/02 (b)                                                      1,975,021          1,973,234
USAA Auto Loan Guarantor Trust Pass-Thru
     Certificates, Series 1999-1, Class A, 6.10%,
     Due 2/15/06                                                                 3,415,024          3,387,277
Western Federal Savings & Loan Association
     Variable Rate Mortgage Pass-Thru Certificates,
     Series 1991-4, Class A, 8.026%, Due 7/25/21                                 2,535,156          2,459,101
--------------------------------------------------------------------------------------------------------------------
Total Non-Agency Mortgage &
     Asset-Backed Securities (Cost $910,645,608)                                                  845,461,292
--------------------------------------------------------------------------------------------------------------------

United States Government &
     Agency Issues 8.2%
 FHLMC Participation Certificates:
     5.00%, Due 5/01/06                                                         22,812,721         21,354,685
     7.00%, Due 7/15/06                                                          1,615,858          1,612,958
     8.50%, Due 7/01/21                                                         10,220,965         10,419,451
     9.00%, Due 1/01/05 thru 9/15/20                                            12,519,971         12,909,640
     10.00%, Due 3/15/20                                                         9,975,927         10,469,827
     10.50%, Due 5/01/20 thru 11/01/20                                           6,943,932          7,686,262
     11.00%, Due 11/01/15 thru 9/01/20                                           1,450,379          1,564,225
     11.75%, Due 5/01/11 thru 6/01/11                                              655,999            718,095
     12.00%, Due 9/01/11 thru 2/01/15                                              279,127            309,226
     12.25%, Due 7/01/15                                                           347,290            384,301
     12.50%, Due 2/01/15                                                           113,762            127,661
 FNMA Guaranteed Real Estate Mortgage
     Investment Conduit Pass-Thru Certificates:
     8.75%, Due 9/25/20                                                          2,120,786          2,184,839
     9.00%, Due 10/01/04 thru 6/01/24                                           57,164,671         59,319,186
     9.50%, Due 12/01/09 thru 3/01/21                                            8,103,120          8,464,432
     9.75%, Due 3/25/20                                                          4,080,016          4,340,027
     10.00%, Due 12/01/09 thru 1/01/10                                           5,540,032          5,843,852
     10.50%, Due 8/01/19                                                         4,407,534          4,677,849
     13.50%, Due 9/01/14                                                            16,379             18,255
FNMA Guaranteed Real Estate Mortgage
     Investment Conduit Variable Rate
     Pass-Thru Certificates:
     7.868%, Due 12/01/17                                                        2,300,197          2,353,062
     7.888%, Due 5/01/27                                                         8,454,565          8,618,414
GNMA Guaranteed Pass-Thru Certificates:
     9.50%, Due 12/15/17                                                         3,022,156          3,169,506
     10.00%, Due 10/20/17                                                        4,303,311          4,543,306
     13.50%, Due 8/15/14 thru 11/15/14                                              66,627             76,188
     15.00%, Due 5/15/12 thru 9/15/12                                               27,295             31,960
Student Loan Marketing Association Student Loan
     Trust Loan-Backed Floating Rate Notes:
     Series 1997-1, Class A1, 6.783%, Due 10/25/05                              10,930,950         10,874,492
     Series 1997-2, Class A1, 6.863%, Due 10/25/05                               3,536,439          3,517,819
     Series 1997-3, Class A1, 6.923%, Due 4/25/06                                6,039,740          6,016,940
     Series 1998-1, Class A1, 7.033%, Due 1/25/07                                7,304,776          7,305,763
------------------------------------------------------------------------------------------------------------------------------------
Total United States Government & Agency
     Issues (Cost $169,324,433)                                                                   198,912,221
------------------------------------------------------------------------------------------------------------------------------------

_______________________________________________________________________________

                                                                                     Shares or
                                                                                     Principal                 Value
                                                                                     Amount                  (Note 2)
------------------------------------------------------------------------------------------------------------------------
Preferred Stocks 1.8%
Parmalat Capital Finance 9.1125% Series B                                                 200,000       $      4,600,000
TCI Communications Financing I Trust 8.72%                                              1,580,000             39,500,000
------------------------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Cost $46,662,122)                                                                     44,100,000
------------------------------------------------------------------------------------------------------------------------

Short-Term Investments (a) 6.5%
Commercial Paper 0.1%
Interest Bearing, Due Upon Demand
Firstar Bank, N.A., 6.29%                                                            $    519,500                519,500
Sara Lee Corporation, 6.22%                                                               444,300                444,300
Wisconsin Electric Power Company, 6.23%                                                     9,000                  9,000
                                                                                                        ----------------
                                                                                                                 972,800
Corporate Bonds 3.5%
CMS Energy Corporation Notes, Series B,
   7.375%, Due 11/15/00 (c)                                                           20,065,000              19,999,869
ITT Corporation Notes, 6.25%, Due 11/15/00                                            29,425,000              29,313,568
Niagara Mohawk Power Corporation
   Senior Notes:
   Series B, 7.00%, Due 10/01/00                                                       4,536,586               4,534,889
   Series C, 7.125%, Due 7/01/01                                                       1,814,634               1,810,537
Restructured Asset Securities Enhanced
   Returns Floating Rate Notes, Series
   1998-C-10-1, 6.6903%, Due 6/18/01
   (Acquired 9/25/98; Cost $4,500,000) (b)                                             4,500,000               4,505,337
WMX Technologies, Inc. Notes, 6.25%,
   Due 10/15/00                                                                       12,100,000              12,058,654
Waste Management, Inc. Senior Notes,
   6.125%, Due 7/15/01                                                                13,305,000              13,007,527
                                                                                                        ----------------
                                                                                                              85,230,381
Non-Agency Mortgage & Asset-Backed Securities 1.6%
DLJ Commercial Mortgage Corporation
   Pass-Thru Certificates, Series 1998-ST2A,
   Class A3, 7.67%, Due 11/05/00 (b)                                                  20,846,000              20,833,075
IMC Home Equity Loan Trust Interest Only
   Pass-Thru Certificates, Series 1998-5,
   Class A-7, 8.34%, Due 3/20/01                                                      35,000,000               1,564,150
SASCO Floating Rate Commercial Mortgage
   Trust Pass-Thru Certificates,
   Series 1998-C3A, Class A2, 7.20%,
   Due 2/25/01 (b)                                                                     6,555,771               6,565,945
Salomon Brothers Mortgage Securities VII, Inc.
   Floating Rate Commercial Mortgage
   Pass-Thru Certificates, Series 2000-FL1,
   Class B, 7.07%, Due 5/05/01 (b)                                                    10,000,000              10,000,000
                                                                                                        ----------------
                                                                                                              38,963,170
Repurchase Agreements 0.6%
ABN-AMRO Tri-Party (Dated 8/31/00), 6.58%,
   Due 9/01/00 (Repurchase proceeds
$15,502,833); Collateralized by: United States
Government & Agency Issues (h)                                                        15,500,000              15,500,000

Taxable Municipal Bonds 0.7%
New York Dormitory Authority Revenue -
   Mount Sinai and NYU Hospitals Project,
   7.50%, Due 7/01/26 (Putable at $100 and
   Rate Reset Effective 9/28/00):
   Series C                                                                           10,000,000               9,999,200
   Series D                                                                            6,000,000               6,000,000
                                                                                                        ----------------
                                                                                                              15,999,200
United States Government & Agency Issues 0.0%
FHLMC Participation Certificates,
   11.00%, Due 11/01/00                                                                       69                      69
United States Treasury Bills, Due 9/14/00
   thru 10/19/00 (c)                                                                     795,000                 789,484
                                                                                                        ----------------
                                                                                                                 789,553
------------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $151,118,863)                                                             157,455,104
------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities
   (Cost $2,435,388,566) 99.8%                                                                          $  2,413,048,570
Other Assets and Liabilities, Net 0.2%                                                                         5,471,377
------------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                       $  2,418,519,947
========================================================================================================================


FUTURES
--------------------------------------------------------------------------------
                                                     Underlying     Unrealized
                                        Expiration   Face Amount   Appreciation
                                           Date        at Value   (Depreciation)
Sold:
1,415 Two-Year U.S. Treasury Notes        12/00     $ 282,270,391    ($663,488)
   50 Five-Year U.S. Treasury Notes       12/00         4,953,125       44,709

SWAPS
--------------------------------------------------------------------------------
Open Interest Rate Swap contracts at August 31, 2000 consisted of the following:
--------------------------------------------------------------------------------

                                 Notional               Interest                Interest                Unrealized
        Issuer                     Amount                  Sold                   Bought                Depreciation
------------------------------------------------------------------------------------------------------------------------
CORE, Ltd.                    $14,044,000              3 Month Euro            3 Month USD               $    --
   (Expires 1/16/06)                                  LIBOR + 80 bp           LIBOR + 78 bp

Mashantucket Western           30,000,000                   6.91%              3 Month USD                    --
   Pequot Tribe                                                               LIBOR + 28 bp
   (Expires 9/01/12)

Salomon Brothers, Inc.          4,400,000             10 Year Constant         3 Month USD                    --
   (Expires 9/30/03)                                 Maturity Treasury        LIBOR + 30 bp
                                                        - 140 bp

 Tenet Healthcare              20,000,000                  1.45%                   --                     20,000
   (Expires 1/30/02)

--------------------------------------------------------------------------------
                        STRONG MUNICIPAL ADVANTAGE FUND

                                                                                     Shares or
                                                                                     Principal                 Value
                                                                                     Amount                  (Note 2)
------------------------------------------------------------------------------------------------------------------------
Municipal Bonds 23.4%
Alabama 1.6%
Washington County, Alabama Board of
   Education Municipal Project Lease and
   Option Agreement COP, 5.10%, Due 1/31/03                                          $     926,695      $       912,794
West Jefferson, Alabama Amusement and
   Public Park Authority First Mortgage
   Revenue - VisionLand Alabama Project,
   6.00%, Due 2/01/20 (Mandatory Put at
   $100 on 2/01/02)                                                                     32,045,000           24,354,200
                                                                                                        ---------------
                                                                                                             25,266,994
Arkansas 0.2%
Little Rock, Arkansas Collateralized IDR -
   Lexicon, Inc. Project, 6.48%, Due 7/01/06                                             2,655,000            2,678,231

Colorado 0.9%
Arapahoe County, Colorado SFMR -
   IDK Partners I Trust Pass-Thru
   Certificates, 5.25%, Due 11/01/19                                                     1,458,593            1,460,154
Chimney Rock, Colorado Metropolitan
   District GO, 9.00%, Due 4/01/18
   (Pre-Refunding at $100 on 10/01/01)                                                   1,218,462            1,275,413
Metropolitan Football Stadium District of
   Colorado Sales Tax Revenue, Zero %,
   Due 1/01/03                                                                          12,500,000           11,234,375
                                                                                                        ---------------
                                                                                                             13,969,942

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)   August 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

STRONG MUNICIPAL ADVANTAGE FUND (continued)

                                                                                     Shares
                                                                                     Principal                 Value
                                                                                     Amount                  (Note 2)
------------------------------------------------------------------------------------------------------------------------
Connecticut 0.0%
Connecticut HFA Housing Mortgage
  Finance Program, 7.30%, Due 11/15/03                                               $     135,000      $       135,618

Florida 0.2%
Capital Projects Finance Authority Solid
  Waste Disposal Revenue Capital Projects
  Loan Program - Peerless Dade, Inc.
  Project, 7.50%, Due 11/01/18                                                           5,000,000            3,650,000

Georgia 0.7%
Burke County, Georgia Development
  Authority PCR - Georgia Power
  Company Plant Project, 4.53%,
  Due 9/01/30 (Mandatory Put at $100
  on 3/01/02)                                                                           11,500,000           11,514,375

Idaho 0.2%
Boise, Idaho Housing Authority
  Revenue - Hobbler Place Project,
  5.25%, Due 2/01/02                                                                     3,915,000            3,919,894

Illinois 3.4%
Alton, Illinois Hospital Facilities Revenue
  Refunding - St. Anthony's Health Center
  Project, 5.00%, Due 9/01/01                                                              850,000              845,002
Buffalo Grove, Illinois Park District
  Installment Contract Certificates,
  5.40%, Due 12/30/04                                                                    6,645,000            6,719,756
Chicago, Illinois O'Hare International
  Airport Special Facility Revenue -
  United Airlines, Inc. Project,
  8.85%, Due 5/01/18:
  Series A (c)                                                                          17,845,000           18,443,700
  Series B                                                                              13,825,000           14,288,829
Illinois DFA PCR Refunding -
  Commonwealth Edison Company
  Project, 7.25%, Due 6/01/11                                                           11,225,000           11,612,263
Kane, McHenry, Cook and DeKalb Counties,
  Illinois Community Unit School District
  Number 300 GO Lease Secured COP -
  School Building Project, 6.90%, Due 12/01/04                                           2,680,000            2,824,050
                                                                                                        ---------------
                                                                                                             54,733,600
Indiana 0.3%
East Chicago, Indiana School City COP:
  5.10%, Due 7/15/03                                                                     2,325,000            2,322,094
  5.50%, Due 7/15/02                                                                     1,410,000            1,417,050
Huntington, Indiana EDR Refunding -
  Quanex Corporation Project,
  6.50%, Due 8/01/10                                                                     1,665,000            1,675,406
                                                                                                        ---------------
                                                                                                              5,414,550
Iowa 0.0%
Cedar Rapids, Iowa First Mortgage
  Revenue - Cottage Grove Place Project,
  5.30%, Due 7/01/05                                                                       540,000              508,275

Kansas 0.3%
Kansas City, Kansas Board of Public
  Utilities Master Municipal Lease and
  Option Agreement, 4.47%, Due 5/01/03                                                   2,649,807            2,596,811
Kansas City, Kansas Residual Revenue
  Capital Appreciation, Zero %, Due 5/01/12                                              1,805,000              740,050
Leavenworth, Kansas Temporary Notes,
  5.375%, Due 3/01/02                                                                    1,695,000            1,703,136
                                                                                                        ---------------
                                                                                                              5,039,997
Kentucky 1.2%
Kentucky EDFA Hospital System Refunding
  and Improvement Revenue - Appalachian
  Regional Healthcare, Inc. Project:
  4.85%, Due 10/01/01                                                                $   2,195,000      $     2,130,730
  5.00%, Due 10/01/02                                                                    2,300,000            2,173,500
  5.10%, Due 10/01/03                                                                    2,165,000            1,989,094
Logan and Todd Counties, Kentucky
  Regional Water Commission BAN Revenue,
  5.50%, Due 8/01/03                                                                    13,800,000           13,851,750
                                                                                                        ---------------
                                                                                                             20,145,074
Louisiana 3.1%
East Baton Rouge, Louisiana Mortgage
  Finance Authority SFMR Refunding -
  GNMA and FNMA Mortgage-Backed
  Securities, 4.60%, Due 10/01/16                                                        1,275,000            1,268,612
Louisiana Local Government Environment
  Facilities Community Development
  Authority Revenue - Public Construction
  Projects, 5.25%, Due 2/15/02                                                           7,000,000            7,061,250
Louisiana Public Facilities Authority Hospital
  Revenue Refunding - Pendleton Memorial
  Methodist Hospital Project:
  6.75%, Due 6/01/10 (Pre-Refunding at
  $102 on 6/01/02)                                                                         795,000              790,031
  6.75%, Due 6/01/22                                                                     2,615,000            2,448,294
New Orleans, Louisiana Regional Transit
  Authority Lease-Purchase Agreements,
  5.50%, Due 5/01/08:
  Lease M98147                                                                          29,132,954           28,513,879
  Lease M98159                                                                           2,740,359            2,682,126
Ouachita Parish, Louisiana IDB, Inc.
  Revenue Refunding - Physicians and
  Surgeons Medical Complex Project,
  4.80%, Due 8/01/02                                                                     3,750,000            3,750,000
West Feliciana Parish, Louisiana PCR -
  Gulf States Utilities Company Project,
  9.00%, Due 5/01/15                                                                     3,250,000            3,364,238
                                                                                                        ---------------
                                                                                                             49,878,430
Maine 0.3%
Maine Finance Authority Solid Waste
  Disposal Revenue - Boise Cascade
  Corporation Project, 7.90%, Due 6/01/15                                                5,000,000            5,106,250

Massachusetts 2.4%
Clipper Caravel Tax-Exempt Certificates
  Trust Revenue, 3.75%, Due 10/08/01 (c)                                                13,900,350           13,796,097
Commonwealth of Massachusetts Department
  of Revenue Tax-Exempt Master Equipment
  Lease, 5.62%, Due 10/01/01                                                               795,814              797,740
Massachusetts Health and EFA Competitive
  Lease Program - Whitehead Institute for
  Biomedical Research Project:
  4.595%, Due 10/15/03                                                                  22,233,347           22,316,722
  4.698%, Due 5/07/03                                                                    1,671,343            1,677,611
                                                                                                        ---------------
                                                                                                             38,588,170
Michigan 0.2%
Koch Financial Corporation Special Purpose
  Lease Tax-Exempt Private Municipal Trust
  Certificates, 4.70%, Due 10/06/03                                                      3,107,000            3,110,884

Minnesota 0.2%
Plymouth, Minnesota Revenue Refunding -
  Carlson Center Project, 7.00%, Due 4/01/12                                             3,330,000            3,336,327

--------------------------------------------------------------------------------

                                                                      Shares or
                                                                      Principal                    Value
                                                                      Amount                     (Note 2)
---------------------------------------------------------------------------------------------------------
Mississippi 0.2%
Jones County, Mississippi Hospital Revenue
  Refunding - South Central Regional Medical
  Center Project, 5.00%, Due 12/01/03                                 $   3,380,000         $   3,295,500

Missouri 0.0%
Springfield, Missouri Land Clearance
  Redevelopment Authority Industrial
  Revenue - University Plaza Project,
  5.90%, Due 10/01/01                                                       580,000               581,583

Nebraska 1.4%
Energy America Gas Supply Revenue:
  Metropolitan Utilities District Project,
  5.30%, Due 4/01/05                                                     14,342,240            14,288,457
  Nebraska Public Gas Agency Project,
  5.10%, Due 10/15/05                                                     5,124,749             5,086,313
Omaha Tribe of Nebraska Public
  Improvements Authority GO, 7.50%,
  Due 6/01/09                                                             2,500,000             2,531,250
                                                                                            -------------
                                                                                               21,906,020
Nevada 0.1%
Reno-Sparks, Nevada Convention and Visitors
  Authority Limited Obligation Refunding,
  6.25%, Due 11/01/01                                                     1,540,000             1,557,325

New York 0.4%
New York Mortgage Agency Homeowner
  Mortgage Revenue, 4.75%, Due 10/01/21                                   7,150,000             7,105,313

Ohio 0.4%
Ohio Department of Transportation COP -
  Rickenbacker Port Project, 6.125%,
  Due 4/15/15                                                               355,000               362,597
Ohio HFA Residential Mortgage Revenue -
  Mortgage-Backed Securities Program,
  4.65%, Due 9/01/20                                                      1,890,000             1,890,000
Youngstown, Ohio City School District
  Energy Conservation Measures, 6.80%,
  Due 3/15/05                                                             3,255,000             3,397,406
                                                                                            -------------
                                                                                                5,650,003
Oklahoma 0.1%
Tulsa County, Oklahoma GO, 3.60%,
  Due 11/01/01                                                            1,925,000             1,898,531

Oregon 0.3%
Medford, Oregon Municipal Lease-Purchase
  Agreement, 5.00%, Due 5/01/03                                           1,153,978             1,156,863
Washington County, Oregon Operations
  Yard Facilities Deferred Interest Obligations,
  Zero %, Due 6/01/03                                                     4,000,000             3,545,000
                                                                                            -------------
                                                                                                4,701,863
Pennsylvania 2.0%
Dauphin County, Pennsylvania General
  Authority Revenue - School District Pooled
  Financing Program II, 4.45%, Due 9/01/32
  (Mandatory Put at $100 on 9/01/01)                                      3,250,000             3,255,265
Lehigh County, Pennsylvania General Purpose
  Authority Revenue - KidsPeace Obligated
  Group Project:
  5.50%, Due 11/01/01                                                     2,125,000             2,114,375
  5.50%, Due 11/01/02                                                     2,240,000             2,217,600
  5.50%, Due 11/01/03                                                     2,360,000             2,324,600
  5.50%, Due 11/01/04                                                     2,500,000             2,453,125

Montgomery County, Pennsylvania IDA
  First Mortgage Revenue Refunding - The
  Meadowood Corporation Project, 5.15%,
  Due 12/01/03                                                        $   1,259,000         $   1,219,656
Philadelphia, Pennsylvania Municipal
  Authority Equipment Revenue, 5.297%,
  Due 10/01/04                                                           12,381,333            12,520,623
Pittsburgh, Pennsylvania Urban
  Redevelopment Authority Mortgage
  Revenue, 5.15%, Due 4/01/21                                             3,400,000             3,400,000
Scranton, Lackawanna County, Pennsylvania
  Health and Welfare Authority Hospital
Revenue - Moses Taylor Hospital Project:
  5.25%, Due 7/01/02                                                      2,495,000             2,432,625
  5.45%, Due 7/01/03                                                      1,350,000             1,302,750
                                                                                           --------------
                                                                                               33,240,619
Puerto Rico 0.2%
Commonwealth of Puerto Rico Tax-Exempt
   Lease Certificates, 5.35%, Due 7/15/04                                 3,694,357             3,795,952

South Carolina 0.1%
Charleston County, South Carolina Industrial
   Revenue Refunding - Coburg Dairy, Inc.
   Project, 6.875%, Due 10/01/06                                          1,400,000             1,402,520

Tennessee 0.3%
Tennessee Housing Development Agency -
   Homeownership Program Project, Zero %,
   Due 7/01/12                                                            8,730,000             4,725,113

Texas 1.1%
Alliance Airport Authority, Inc. Special
   Facilities Revenue - American Airlines, Inc.
   Project, 7.50%, Due 12/01/29 (c)                                       9,500,000             9,741,015
Falcons Lair, Texas Utility and Reclamation
   District COP, 6.25%, Due 10/15/02                                      3,000,000             2,970,000
Houston, Texas Airport System Subordinated
   Lien Revenue, 6.75%, Due 7/01/08                                       2,500,000             2,590,075
Jefferson County, Texas Health Facilities
   Development Corporation Hospital
   Revenue - Baptist Health Care System
   Project, 8.875%, Due 6/01/21                                           2,905,000             2,911,536
                                                                                            -------------
                                                                                               18,212,626
Utah 0.7%
Eagle Mountain, Utah Gas and Electric
   Revenue BAN, 4.875%, Due 9/01/01                                       2,830,000             2,844,744
Eagle Mountain, Utah Special Improvement
   District Number 98-3 Special Assessment,
   5.50%, Due 12/15/08                                                    4,700,000             4,617,750
Salt Lake City, Utah Redevelopment Agency
   Central Business District Neighborhood
   Redevelopment Tax Increment Revenue
   Refunding, 4.75%, Due 10/01/02                                         4,200,000             4,210,500
                                                                                            -------------
                                                                                               11,672,994
Virginia 0.2%
Tazewell County, Virginia IDA Revenue -
   Public Projects Interim Financing Program,
   5.00%, Due 12/15/01                                                    3,500,000             3,521,875

Washington 0.6%
Grant County, Washington Public Utility
   District Number 2 Priest Rapids
   Hydroelectric Development Second Series
   Revenue Refunding, 5.00%, Due 1/01/04:
   Series A                                                               2,500,000             2,543,750
   Series B                                                               1,385,000             1,402,312

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)   August 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
STRONG MUNICIPAL ADVANTAGE FUND (continued)

                                                                      Shares or
                                                                      Principal                    Value
                                                                      Amount                     (Note 2)
---------------------------------------------------------------------------------------------------------
Grant County, Washington Public Utility
  District Number 2 Wanapum Hydroelectric
  Development Second Series Revenue
  Refunding, 5.00%, Due 1/01/04:
  Series A                                                            $   1,270,000         $   1,292,225
  Series B                                                                1,105,000             1,124,337
Skagit and Whatcom Counties, Washington
  Public Hospital District Number 304
  Revenue Refunding - Affiliated Health
  Services Project, 4.90%, Due 12/01/02                                   2,050,000             2,014,125
Skagit County, Washington Public Hospital
  District Number 1 Revenue Refunding -
  Affiliated Health Services Project, 4.90%,
  Due 12/01/02                                                            1,545,000             1,517,963
                                                                                            -------------
                                                                                                9,894,712
West Virginia 0.1%
Kanawha County, West Virginia County
  Commission IDR - Union Carbide
  Chemicals and Plastics Company, Inc.
  Project, 8.00%, Due 8/01/20                                             1,930,000             1,973,425
---------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Cost $392,214,160)                                                     382,132,585
---------------------------------------------------------------------------------------------------------

Variable Rate Put Bonds 15.5%
California 0.2%
Santa Rosa, California Housing Authority
  MFHR - Dutton Partners Project, 4.85%,
  Due 9/01/07 (Mandatory Put at $100
  on 9/01/02)                                                             3,000,000             3,006,660

Colorado 0.2%
Colorado Health Facilities Authority Revenue
  EXTRAS - Baptist Home Association of the
  Rocky Mountains, Inc. Project, 5.75%,
  Due 8/15/27 (Putable at $100 and Rate
  Reset Effective 8/15/02)                                                3,000,000             3,015,660

Florida 4.1%
Florida Housing Finance Agency MFHR -
  Cypress Lake Apartments Project, 5.75%,
  Due 12/01/07 (Mandatory Put at $100
  on 12/01/02)                                                              200,000               202,500
Municipal Mortgage & Equity LLC MFHR
  Certificates, 4.95%, Due 8/15/23
  (Mandatory Put at $100 on 8/15/05)                                     67,000,000            66,995,980
                                                                                            -------------
                                                                                               67,198,480
Georgia 0.2%
Decatur County, Georgia Bainbridge IDA
  IDR - John B. Sanfilippo & Son, Inc. Project,
  5.375%, Due 6/01/17 (Mandatory Put at
  $100 on 6/01/02)                                                        2,800,000             2,802,772

Illinois 4.7%
Chicago, Illinois MFHR - Chicago Beach
  Apartments Project, 5.50%, Due 2/01/17
  (Mandatory Put at $100 on 2/01/02) (c)                                  2,810,000             2,817,053
Illinois Health Facilities Authority Revenue
  EXTRAS - Covenant Retirement
  Communities, Inc. Project, 5.25%,
  Due 12/01/22 (Putable at $100 and Rate
  Reset Effective 12/01/02)                                               3,500,000             3,495,625
Lakemoor, Illinois MFHR - Lakemoor
  Apartments Project, 4.75%, Due 12/01/20
  (Mandatory Put at $100 on 9/04/01)                                     50,000,000            50,000,000
Robbins, Illinois Resource Recovery Revenue
  Refunding - Robbins Resource Recovery
  Partners, 4.90%, Due 10/15/17 (Mandatory
  Put at $100 on 10/15/02)                                            $  20,350,000         $  19,764,938
                                                                                            -------------
                                                                                               76,077,616
Maine 0.2%
Jay, Maine Solid Waste Disposal Revenue -
  International Paper Company Project,
  5.35%, Due 9/01/10 (Mandatory Put at
  $100 on 9/01/01)                                                        3,575,000             3,574,964

Maryland 0.1%
Maryland Energy Financing Administration
  Solid Waste Disposal Revenue - International
  Paper Company Project, 5.35%, Due 9/01/10
  (Mandatory Put at $100 on 9/01/01)                                      1,950,000             1,949,981

Massachusetts 0.2%
Northborough, Massachusetts Industrial
  Finance Authority Industrial Revenue -
  Newcorr Packaging, Ltd. Project, 4.80%,
  Due 9/01/02                                                             2,630,000             2,630,000

Michigan 1.2%
Michigan Strategic Fund Limited Obligation
  Revenue Refunding - Detroit Edison
  Company Project, 4.70%, Due 9/01/29
  (Mandatory Put at $100 on 9/01/01)                                     20,000,000            20,032,400

Mississippi 0.2%
Jones County, Mississippi Solid Waste
  Disposal Revenue - International Paper
  Company Project, 5.35%, Due 9/01/10
  (Mandatory Put at $100 on 9/01/01)                                      2,900,000             2,899,971

New Hampshire 1.0%
New Hampshire Business Finance Authority
  PCR Refunding - United Illuminating
  Company Project:
  4.35%, Due 7/01/27 (Mandatory Put at
  $100 on 2/01/02)                                                       10,000,000             9,850,000
  4.55%, Due 7/01/27 (Mandatory Put at
  $100 on 2/01/04)                                                        7,000,000             6,860,000
                                                                                            -------------
                                                                                               16,710,000
New Jersey 0.7%
New Jersey EDA Senior Mortgage Revenue
  Refunding EXTRAS - Arbor Glen of
  Bridgewater Project, 5.375%, Due 5/15/32
  (Putable at $100 and Rate Reset
  Effective 5/15/04)                                                     12,500,000            12,078,125


New York 0.3%
Amherst, New York Industrial Development Agency
  Revenue - Asbury Pointe, Inc. Project, 5.25%,
  Due 2/01/35 (Mandatory Put at $100 on 2/01/04)                          5,000,000             4,806,250

Pennsylvania 0.5%
Chester County, Pennsylvania Health and
  Education Facilities Authority Revenue -
  Barclay Friends Project, 4.60%, Due 8/01/25
  (Mandatory Put at $100 on 8/01/02)                                      2,385,000             2,382,019
Montgomery County, Pennsylvania IDA First
  Mortgage Revenue Refunding EXTRAS -
  The Meadowood Corporation Project,
  5.50%, Due 12/01/19 (Putable at $100 and
  Rate Reset Effective 12/01/02)                                          4,000,000             3,920,000

--------------------------------------------------------------------------------
STRONG MUNICIPAL ADVANTAGE FUND (continued)

                                                                                Shares or
                                                                                Principal               Value
                                                                                Amount                 (Note 2)
-------------------------------------------------------------------------------------------------------------------
Philadelphia, Pennsylvania IDA Health Care
  Facilities Revenue EXTRAS - Pauls Run
  Project, 5.125%, Due 5/15/28 (Putable at
  $100 and Rate Reset Effective 5/15/03)                                        $    2,000,000     $    1,945,000
                                                                                                   --------------
                                                                                                        8,247,019

South Carolina 0.2%
Charleston County, South Carolina First
  Mortgage Health Facilities Revenue - The
  Episcopal Church Home Project, 5.30%,
  Due 4/01/27 (Putable at $100 and Rate
  Reset Effective 10/01/02)                                                          3,000,000          2,951,250

Tennessee 0.1%
Shelby County, Tennessee Health, Educational
  and Housing Facility Board Health Care
  Facilities Revenue - Kirby Pines Retirement
  Community Project, 5.50%, Due 11/15/27
  (Putable at $100 and Rate Reset
  Effective 11/15/02)                                                                2,450,000          2,391,813

Texas 1.2%
Abilene, Texas Health Facilities Development
  Corporation Retirement Facilities Revenue
  EXTRAS - Sears Methodist Retirement
  System Obligated Group Project, 5.25%,
  Due 11/15/28 (Putable at $100 and Rate
  Reset Effective 11/15/03)                                                          6,070,000          5,857,550
Dallas-Fort Worth, Texas International Airport
  Facility Improvement Corporation Revenue
  Refunding - American Airlines, Inc. Project,
  5.95%, Due 5/01/29 (Mandatory Put at
  $100 on 11/01/03)                                                                 12,000,000         12,075,000
North Central Texas Health Facilities
  Development Corporation Health Facility
  Development Revenue EXTRAS - C.C.
  Young Memorial Home Project, 5.00%,
  Due 2/15/28 (Putable at $100 and Rate
  Reset Effective 2/15/03)                                                           1,575,000          1,541,531
                                                                                                   --------------
                                                                                                       19,474,081

Virginia 0.2%
Rockingham County, Virginia IDA Residential
  Care Facility First Mortgage Revenue -
  Virginia Mennonite Retirement Community
  Project, 5.10%, Due 4/01/32 (Putable at
  $100 and Rate Reset Effective 4/01/03)                                             3,250,000          3,168,750
-----------------------------------------------------------------------------------------------------------------
Total Variable Rate Put Bonds (Cost $254,278,286)                                                     253,015,792
-----------------------------------------------------------------------------------------------------------------

Short-Term Investments (a) 61.1%
Municipal Bonds 14.1%
California 0.3%
Gardena, California TRAN, 5.30%,
  Due 8/21/01                                                                        4,150,000          4,166,725
Kern County, California IDA IDR - Hancor,
  Inc. Project, 7.80%, Due 9/01/00                                                     500,000            500,000
                                                                                                   --------------
                                                                                                        4,666,725

Colorado 1.0%
Central City, Gilpin County, Colorado Excise
  Tax Refunding, 5.40%, Due 12/01/00                                                 1,100,000          1,101,551
Denver, Colorado City and County Airport
  Revenue:
  6.90%, Due 11/15/00                                                           $    3,415,000     $    3,427,636
  7.30%, Due 11/15/00                                                                2,900,000          2,912,905
  8.00%, Due 11/15/25 (Pre-Refunding at
  $102 on 11/15/00)                                                                  2,095,000          2,149,952
  8.25%, Due 11/15/12 (Pre-Refunding at
  $102 on 11/15/00)                                                                  3,500,000          3,593,450
  8.50%, Due 11/15/23 (Pre-Refunding at
  $102 on 11/15/00)                                                                  3,325,000          3,415,340
                                                                                                   --------------
                                                                                                       16,600,834

Connecticut 0.0%
Norwich, Connecticut Tax-Exempt Equipment
  Lease, 6.35%, Due 8/01/01                                                            496,978            500,277

Florida 0.4%
Escambia County, Florida Housing
  Corporation Housing Revenue - Royal
  Arms Project, 7.00%, Due 7/01/17
  (Mandatory Put at $100 on 11/01/00)                                                9,015,000          6,310,500

Guam 0.1%
Guam Airport Authority General Revenue,
  6.00%, Due 10/01/00                                                                1,900,000          1,901,216

Illinois 0.4%
Alton, Illinois Hospital Facilities Revenue
  Refunding - St. Anthony's Health Center
  Project, 5.15%, Due 9/01/00                                                        1,355,000          1,355,000
Eureka, Illinois Educational Facilities
  Revenue - Eureka College Project:
  5.25%, Due 1/01/01                                                                   660,000            658,350
  5.25%, Due 1/01/19 (Putable at $100
  on 1/01/01)                                                                        3,330,000          3,321,675
Romeoville, Will County, Illinois COP, 7.30%,
  Due 12/01/00                                                                       2,000,000          2,013,540
                                                                                                   --------------
                                                                                                        7,348,565

Kentucky 0.1%
Kentucky EDFA Hospital System Refunding
  and Improvement Revenue - Appalachian
  Regional Healthcare, Inc. Project, 4.70%,
  Due 10/01/00                                                                       2,085,000          2,081,852

Louisiana 3.4%
Louisiana Public Facilities Authority MFHR -
  Whitten Foundation Project:
  6.75%, Due 4/01/01                                                                26,700,000         25,899,000
  7.00%, Due 12/01/00                                                               11,665,000         11,198,400
  7.00%, Due 6/01/01                                                                18,150,000         17,787,000
                                                                                                   --------------
                                                                                                       54,884,400

Massachusetts 0.4%
Commonwealth of Massachusetts Department
  of Revenue Tax-Exempt Master Equipment
  Lease, 5.085%, Due 10/01/00                                                          105,038            105,030
New Bedford, Massachusetts BAN, 5.15%,
  Due 12/01/00                                                                       7,000,000          7,000,835
                                                                                                   --------------
                                                                                                        7,105,865

Michigan 0.1%
Detroit, Michigan EDC Resource Recovery
  Revenue, 7.00%, Due 5/01/01                                                        1,240,000          1,252,809

New Jersey 0.6%
East Orange, New Jersey TAN, 5.95%,
  Due 8/14/01                                                                        4,250,000          4,269,040
Jersey City, New Jersey Municipal Utilities
  Authority Project Notes, 5.65%, Due 7/27/01                                        4,000,000          4,016,680

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)   August 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

STRONG MUNICIPAL ADVANTAGE FUND (continued)

                                                                                Shares or
                                                                                Principal               Value
                                                                                Amount                 (Note 2)
-----------------------------------------------------------------------------------------------------------------
South Amboy, New Jersey Housing Authority
  Housing Revenue - Shore Gate Village
  Grand Project, 6.00%, Due 11/01/00
  (Defaulted Effective 12/21/99)                                                 $   2,699,145     $    1,484,530
                                                                                                   --------------
                                                                                                        9,770,250

New York 1.4%
Niagara Falls, New York City School District
  RAN, 4.75%, Due 12/08/00                                                           9,500,000          9,508,170
Schenectady, New York City School District
  BAN, 5.50%, Due 6/29/01                                                           13,250,000         13,300,747
                                                                                                   --------------
                                                                                                       22,808,917

Ohio 2.1%
American Municipal Power-Ohio, Inc. BAN,
  5.25%, Due 1/19/01                                                                30,000,000         30,078,600
East Muskingum, Ohio Water Authority
  Revenue BAN, 5.53%, Due 6/21/01                                                    4,990,000          5,010,659
                                                                                                   --------------
                                                                                                       35,089,259

Oregon 0.1%
Multnomah County, Oregon Educational
  Facilities Revenue Refunding - University
  of Portland Project, 4.75%, Due 4/01/01                                            1,025,000          1,025,308

Pennsylvania 0.4%
McKean County, Pennsylvania Hospital
  Authority Revenue - Bradford Hospital
  Project, 8.875%, Due 10/01/20
  (Pre-Refunding at $102 on 10/01/00)                                                5,000,000          5,112,700
Philadelphia, Pennsylvania Airport Revenue
  Refunding - Philadelphia Airport System
  Project, 5.50%, Due 6/15/01 (c)                                                    2,000,000          2,015,280
                                                                                                   --------------
                                                                                                        7,127,980

South Carolina 0.2%
South Carolina Jobs EDA EDR - Charleston
  Advanced Polymer Project, 5.25%, Due
  8/01/14 (Mandatory Put at $100 on 3/01/01)                                         2,700,000          2,701,593

Tennessee 0.4%
Knox County, Tennessee IDB IDR - Spartan
  Fund Systems, Inc. Project, 7.50%,
  Due 12/01/12 (Mandatory Put at $100
  on 12/01/00)                                                                       1,500,000          1,504,695
Maryville, Tennessee IDB IDR - Spartan Food
  Systems, Inc. Project, 7.50%, Due 12/01/12
  (Mandatory Put at $100 on 12/01/00)                                                1,500,000          1,504,695
Municipal Energy Acquisition Corporation
  Gas Revenue, 5.00%, Due 3/01/01                                                    3,385,000          3,385,880
                                                                                                   --------------
                                                                                                        6,395,270

Texas 1.3%
Dallas-Fort Worth, Texas International
  Airport Facilities Improvement Corporation
  Revenue - American Airlines, Inc. Project,
  7.50%, Due 11/01/25 (Pre-Refunding at
  $102 on 11/01/00)                                                                 20,440,000         20,934,852

Utah 0.1%
Salt Lake City, Utah IDR Refunding - JTM
  Foothill Village Project, 7.125%,
  Due 12/01/00                                                                         830,000            833,577

Virginia 0.1%
Arlington County, Virginia COP, 4.458%,
  Due 6/30/01                                                                        1,293,887          1,289,087

Wisconsin 0.7%
Dodgeland, Wisconsin School District BAN,
  5.20%, Due 4/01/01                                                            $    4,470,000     $    4,474,962
Elmbrook School District Tax and RAN,
  5.25%, Due 8/21/01                                                                 7,000,000          7,048,370
                                                                                                   --------------
                                                                                                       11,523,332

Wyoming 0.5%
Wyoming Community HDA Revenue, 3.80%,
  Due 6/01/01                                                                        8,200,000          8,143,994
                                                                                                   --------------
Total Municipal Bonds                                                                                 230,296,462

Variable Rate Put Bonds 5.9%
Arizona 1.3%
Pima County, Arizona IDA MFHR - Casa
  Loma Apartments Project, 5.50%,
  Due 1/01/34 (Mandatory Put at $100
  on 1/01/01)                                                                       20,845,000         20,805,811

Florida 0.4%
Escambia County, Florida Housing
  Corporation Housing Revenue - Wellington
  Arms Project, 7.375%, Due 9/01/16 (Putable
  at $100 and Rate Reset Effective 11/01/00)                                        10,580,000          6,877,000

Indiana 1.1%
Anderson, Indiana MFHR - Cross Lakes
  Apartments Project, 5.625%, Due 7/01/33
  (Mandatory Put at $100 on 7/01/01)                                                 8,350,000          8,352,338
Indianapolis, Indiana MFHR - Covered
  Bridge Project, 5.50%, Due 4/01/30
  (Mandatory Put at $100 on 4/01/01)                                                 9,780,000          9,780,000
                                                                                                   --------------
                                                                                                       18,132,338

Massachusetts 0.0%
Massachusetts IFA Industrial Revenue - John
  T. Spinelli Project, 7.60%, Due 11/01/00                                             786,405            786,405

Ohio 1.1%
Ohio Water Development Authority Facilities
  PCR Refunding - Ohio Edison Company
  Project, 4.25%, Due 6/01/33 (Mandatory
  Put at $100 on 6/01/01)                                                           18,000,000         17,871,660

Pennsylvania 0.3%
Union County, Pennsylvania Hospital
  Authority Revenue - Evangelical Community
  Hospital Project, 3.95%, Due 10/01/23
  (Mandatory Put at $100 on 10/01/00)                                                4,075,000          4,075,000

Texas 1.7%
Brazos River Authority Collateralized PCR
  Refunding - Texas Utilities Electric Company
  Project, 5.50%, Due 6/01/30 (Mandatory
  Put at $100 on 6/19/01)                                                           12,245,000         12,307,939
Ivy Walk Apartments Trust Variable Rate
  Pass-Thru Certificates, 5.50%, Due 3/01/07
  (Mandatory Put at $100 on 3/01/01)                                                 6,650,000          6,650,000
Tarrant County, Texas HFC MFHR -
  Windrush Project, 6.00%, Due 10/01/34
  (Mandatory Put at $100 on 10/01/00)                                                3,780,000          3,784,158
Texarkana, Texas HFC MFHR - Tanglewood
  Terrace Apartments Project, 5.50%, Due
  6/01/29 (Mandatory Put at $100 on 6/01/01)                                         4,215,000          4,227,561
                                                                                                   --------------
                                                                                                       26,969,658
                                                                                                   --------------
Total Variable Rate Put Bonds                                                                          95,517,872

--------------------------------------------------------------------------------

                                                      Shares or
                                                      Principal               Value
                                                      Amount                 (Note 2)
---------------------------------------------------------------------------------------
Annual Variable Rate Put Bonds 1.4% (d)
Alabama 0.2%
Selma, Alabama IDB Solid Waste Disposal
  Revenue - International Paper Company
  Project, 4.35%, Due 9/01/00                         $    2,900,000     $    2,899,971

Florida 0.6%
Miami Beach, Florida Health Facilities
  Authority Hospital Revenue - Mount Sinai
  Medical Center Project, 6.98%, Due 8/15/01               9,500,000          9,500,000

Massachusetts 0.5%
Massachusetts IFA Industrial Revenue -
  Spray Cranberries, Inc. Project, 4.10%,
  Due 10/15/00                                             8,415,000          8,408,689

North Carolina 0.0%
New Hanover County, North Carolina
  Industrial Facilities Revenue - Wilmington
  Machinery, Inc. Project, 4.61%, Due 9/01/00                765,000            765,000

Ohio 0.1%
Sharonville, Ohio IDR - Ralston Purina
  Company Project, 4.10%, Due 10/15/00                     1,000,000          1,000,000
                                                                         --------------
Total Annual Variable Rate Put Bonds                                         22,573,660


Semi-Annual Variable Rate Put Bonds 1.2% (d)
Alabama 0.3%
Mobile, Alabama IDB PCR Refunding -
  International Paper Company Project,
  3.95%, Due 12/01/00                                      5,100,000          5,092,248

California 0.1%
Huntington Park, California Redevelopment
  Agency IDR - Huntington Park Project,
  5.40%, Due 2/01/01                                       1,100,000          1,100,000

Kentucky 0.6%
Morgantown, Kentucky IDR - Flex Sumitomo
  Electric Wiring System, 4.75%, Due 10/01/00             10,000,000         10,000,000

South Dakota 0.2%
Aberdeen, South Dakota EDR, 5.00%,
  Due 11/01/00                                             2,725,000          2,725,000
                                                                         --------------
Total Semi-Annual Variable Rate Put Bonds                                    18,917,248

Quarterly Variable Rate Put Bonds 0.1% (d)

Washington 0.1%
Washington Housing Finance Commission
  SFMR Refunding, Series S-1A, 5.00%,
  Due 2/27/01                                              1,325,000          1,325,000

Monthly Variable Rate Put Bonds 4.2% (d)
Arizona 0.2%
USBI Trust Pass-Thru Certificates, Series
  1998-B, Class A, 5.00%, Due 10/01/00                     3,052,392          3,052,392

Louisiana 0.7%
Calcasieu Parish, Louisiana Memorial
  Hospital Service District Hospital Revenue -
  Lake Charles Memorial Hospital Project,
  5.00%, Due 10/01/00                                     10,905,000         10,905,000

Massachusetts 0.6%
Massachusetts Industrial Finance Agency
  Industrial Revenue - New England Milling
  Company Project, 5.28%, Due 10/01/00                $   10,000,000     $   10,000,000

Missouri 0.2%
Desloge, Missouri IDA IDR Refunding -
  National Healthcorp Project, 5.00%,
  Due 10/01/00                                             1,850,000          1,850,000
Dunklin County, Missouri IDA IDR
  Refunding - National Healthcorp Project,
  5.00%, Due 10/01/00                                      2,355,000          2,355,000
                                                                         --------------
                                                                              4,205,000

New Mexico 0.7%
New Mexico State Hospital Equipment Loan
  Council Hospital Revenue - Presbyterian
  Health Care Services Project, 5.73%,
  Due 9/07/00                                             12,000,000         12,000,000

New York 1.1%
New York Dormitory Authority Revenue -
  Mount Sinai and NYU Hospitals Project,
  5.05%, Due 9/28/00                                      18,000,000         18,000,000

Pennsylvania 0.2%
Elk County, Pennsylvania IDA Flexible
  Mode IDR Refunding - Stackpole
  Corporation Project, 4.80%, Due 10/01/00                 2,750,000          2,750,000

South Dakota 0.5%
Sioux Falls, South Dakota EDR Refunding -
  City Centre Hotel Corporation Project,
  7.60%, Due 10/01/00                                      7,662,098          7,662,098
                                                                         --------------
Total Monthly Variable Rate Put Bonds                                        68,574,490


Weekly Variable Rate Put Bonds 14.9% (d)
Alabama 0.4%
Florence, Alabama IDB IDR - Nichols Wire,
  Inc. Project, 4.83%, Due 9/08/00                         2,570,000          2,570,000
Grove Hill, Alabama IDB IDR - Hamilton
  Woods Veneer Project, 4.95%, Due 9/08/00                 4,550,000          4,550,000
                                                                         --------------
                                                                              7,120,000

Arkansas 0.1%
Searcy, Arkansas IDR - Yarnell Ice Cream
  Company Project, 4.83%, Due 9/08/00                      2,600,000          2,600,000

California 1.1%
California Statewide Communities
  Development Authority MFHR Refunding -
  Poinsettia Apartments Project, 5.40%,
  Due 9/08/00                                              5,000,000          5,000,000
Orange County, California Apartment
  Development Revenue - Park Place
  Apartments Project, 5.80%, Due 9/08/00                   7,700,000          7,700,000
Pasadena, California Community
  Development Commission COP:
  Kings Plaza Project, 5.70%, Due 9/08/00                  1,170,000          1,170,000
  Lake/Washington Neighborhood Shopping
  Center Project, 5.70%, Due 9/08/00                       3,415,000          3,415,000
                                                                         --------------
                                                                             17,285,000

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)   August 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

 STRONG MUNICIPAL ADVANTAGE FUND (continued)

                                                    Shares or
                                                    Principal               Value
                                                    Amount                 (Note 2)
-------------------------------------------------------------------------------------
Colorado 1.8%
Arapahoe County, Colorado IDR - Denver
  JetCenter, Inc. Project, 5.40%, Due 9/08/00       $    1,600,000     $    1,600,000
Denver, Colorado City and County MFHR
  Refunding - The Seasons Apartment Project,
  5.89%, Due 9/08/00                                    28,400,000         28,400,000
                                                                       --------------
                                                                           30,000,000

Georgia 0.7%
Jefferson, Georgia Development Authority
  IDR - Sumitomo Plastics America, Inc.
  Project, 4.95%, Due 9/08/00                            5,000,000          5,000,000
Rockdale County, Georgia Development
  Authority IDR - Takabashi Works UAA, Inc.
  Project, 5.70%, Due 9/08/00                            6,200,000          6,200,000
                                                                       --------------
                                                                           11,200,000

Illinois 2.8%
Illinois DFA IDR - Miyano Machy USA, Inc.
  Project, 6.20%, Due 9/08/00                            7,250,000          7,250,000
Illinois DFA MFHR Refunding:
  Cobbler Square Project, 5.80%, Due 9/08/00             7,400,000          7,400,000
  Orleans-Illinois Project, 5.00%, Due 9/08/00          29,020,000         29,020,000
Salem, Illinois IDR - Americana Building
  Products Project, 5.50%, Due 9/08/00                   2,250,000          2,250,000
                                                                       --------------
                                                                           45,920,000

Kansas 0.9%
Hays, Kansas Manufacturing Facilities
  Development Revenue - Yuasa Exide Battery
  Corporation Project, 6.30%, Due 9/08/00                9,500,000          9,500,000
Kansas City, Kansas Private Activity Revenue
  Refunding - Inland Container Corporation
  Project, 4.85%, Due 9/08/00                            5,200,000          5,200,000
                                                                       --------------
                                                                           14,700,000

Kentucky 0.4%
Hopkinsville, Kentucky IDR - Douglas
  Autotech Corporation Project, 5.80%,
  Due 9/08/00                                            6,900,000          6,900,000

Louisiana 0.1%
Louisiana Local Government Environmental
  Facilities & Community Development
  Authority Revenue - Cospolich, Inc. Project,
  4.95%, Due 9/08/00                                     2,100,000          2,100,000

Minnesota 1.1%
Delano, Minnesota IDR - Solar Plastics, Inc.
  Project, 4.95%, Due 9/08/00                            1,840,000          1,840,000
Edina, Minnesota MFMR Refunding - Vernon
  Terrace Project, 5.00%, Due 9/08/00                    6,105,000          6,105,000
North Suburban Hospital District CDR
  Refunding - Excel Realty Partners Project,
  5.15%, Due 9/08/00                                     5,500,000          5,500,000
Rochester, Minnesota IDR Refunding -
  Seneca Foods Corporation Project, 4.65%,
  Due 9/08/00                                            4,675,000          4,675,000
                                                                       --------------
                                                                           18,120,000

Missouri 0.5%
Jefferson County, Missouri IDA Industrial
  Revenue Refunding - Festus Manor Nursing
  Home Project, 5.09%, Due 9/08/00                       1,420,000          1,420,000
St. Louis County, Missouri IDA Revenue -
  Allied Ring Project, 5.75%, Due 9/08/00                3,775,000          3,775,000
St. Louis, Missouri Port Authority IDR
  Refunding - Italgrani USA, Inc. Project,
  5.45%, Due 9/08/00                                     2,600,000          2,600,000
                                                                       --------------
                                                                            7,795,000

North Carolina 0.3%
Mecklenburg County, North Carolina
  Industrial Facilities and PCFA Industrial
  Revenue - Okaya Shinnichi Corporation of
  America Project, 5.75%, Due 9/08/00               $    3,290,000     $    3,290,000
Wake County, North Carolina Industrial
  Facilities and PCFA IDR - Aeroglide
  Corporation Project, 4.65%, Due 9/08/00                1,350,000          1,350,000
                                                                       --------------
                                                                            4,640,000

Ohio 0.1%
Trumbull County, Ohio IDR - ATD
  Corporation Project, 4.45%, Due 9/08/00                1,055,000          1,055,000

Pennsylvania 0.4%
Columbia County, Pennsylvania IDA IDR -
  Kleerdex Company Project, 5.85%,
  Due 9/08/00                                            6,500,000          6,500,000

South Carolina 1.0%
South Carolina Jobs EDA EDR:
  Advanced Automation, Inc. Project, 4.83%,
  Due 9/08/00                                            3,800,000          3,800,000
  F&S Realty LLC Project, 4.93%, Due 9/08/00             8,000,000          8,000,000
  Para-Chem Southern, Inc. Project, 4.83%,
  Due 9/08/00                                            5,000,000          5,000,000
                                                                       --------------
                                                                           16,800,000

Tennessee 0.9%
Dickson, Tennessee Health Educational &
  Housing Facilities Board MFHR - Autumn
  Park Apartments Project, 4.95%,
  Due 9/08/00                                            5,000,000          5,000,000
Hamilton County, Tennessee IDB MFHR -
  The Waterford Place Apartments Project,
  5.18%, Due 9/08/00                                     9,600,000          9,600,000
                                                                       --------------
                                                                           14,600,000

Texas 1.2%
Angelina and Neches River Authority
  Refunding - Temple-Inland Forest Products
  Corporation Project, 4.85%, Due 9/08/00                7,350,000          7,350,000
Harris County, Texas HFC MFHR - Torrey
  Chase Apartments Project, 5.03%,
  Due 9/08/00                                            5,420,000          5,420,000
Waller County, Texas IDC IDR - McKesson
  Water Products Projects, 5.35%,
  Due 9/08/00                                            6,000,000          6,000,000
                                                                       --------------
                                                                           18,770,000

Virginia 0.2%
Virginia Small Business Financing Authority
  IDR - International Parkway Association
  Project, 4.93%, Due 9/08/00                            2,750,000          2,750,000

Washington 0.3%
Lummi Nation, Washington Revenue - Life
  Assisted Living Project, 5.05%, Due 9/08/00            1,655,000          1,655,000
Yakima, Washington Housing Authority
  Revenue - Klickitat Valley Hospital Project,
  4.95%, Due 9/08/00                                     3,215,000          3,215,000
                                                                       --------------
                                                                            4,870,000

Wisconsin 0.6%
Janesville, Wisconsin IDR Refunding - Seneca
  Foods Corporation Project, 4.65%,
  Due 9/08/00                                            7,710,000          7,710,000
Menomonee Falls, Wisconsin IDR - Butler
  Paper Company Project, 5.20%, Due 9/08/00              2,000,000          2,000,000
                                                                       --------------
                                                                            9,710,000
                                                                       --------------
Total Weekly Variable Rate Put Bonds                                      243,435,000

--------------------------------------------------------------------------------
STRONG MUNICIPAL ADVANTAGE FUND (continued)

                                                                  Shares
                                                                Principal           Value
                                                                 Amount           (Note 2)
---------------------------------------------------------------------------------------------
Daily Variable Rate Put Bonds 8.4% (d)
District of Columbia 4.7%
District of Columbia Revenue, 5.75%, Due 9/01/00:
  Tranche 1                                                   $  30,000,000    $   30,000,000
  Tranche 3                                                      46,500,000        46,500,000
                                                                               --------------
                                                                                   76,500,000
Illinois 2.3%
Illinois DFA Revenue - Provena Health
  Project, 5.75%, Due 9/01/00                                    38,375,000        38,375,000

Texas 1.4%
Texas Floating Rate Trust Receipt TRAN,
  4.45%, Due 9/01/00                                             23,000,000        23,000,000
                                                                               --------------
Total Daily Variable Rate Put Bonds                                               137,875,000

Municipal Money Market Funds 10.9%
Multiple States
Strong Municipal Money Market Fund (g)                          178,200,000       178,200,000
---------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $1,005,711,064)                                996,714,732
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $1,652,203,510) 100.0%                    1,631,863,109
Other Assets and Liabilities, Net 0.0%                                               (640,346)
---------------------------------------------------------------------------------------------
Net Assets 100.0%                                                              $1,631,222,763
=============================================================================================

---------------------------------------------------------------------------------------------
FUTURES
---------------------------------------------------------------------------------------------
                                                                Underlying
                                             Expiration         Face Amount       Unrealized
                                                Date             at Value        Depreciation
---------------------------------------------------------------------------------------------
Sold:
30 Municipal Bond Futures                       9/00           $2,997,187          $171,844

---------------------------------------------------------------------------------------------
SWAPS
---------------------------------------------------------------------------------------------
Open Interest Rate Swap contracts at August 31, 2000 consisted of the following:
---------------------------------------------------------------------------------------------
                                Notional        Interest         Interest         Unrealized
     Issuer                      Amount           Sold            Bought         Depreciation
---------------------------------------------------------------------------------------------
  Goldman Sachs               $100,000,000        4.64%       TBMA Municipal       $ 260,500
Capital Markets LP                                             Average Swap
(Expires 7/14/02)                                                 Index

--------------------------------------------------------------------------------
                         STRONG HERITAGE MONEY FUND

                                                                                 Principal   Yield to    Maturity    Amortized
                                                                                  Amount     Maturity    Date (d)   Cost (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
Commercial Paper 93.3%
AES Hawaii, Inc.                                                                $10,000,000    6.48%     10/06/00    $ 9,937,000
                                                                                 10,300,000    6.50       9/22/00     10,260,946
AESOP Funding Corporation (b)                                                     4,200,000    6.54       9/07/00      4,195,422
AT&T Corporation                                                                 22,000,000    6.75      11/01/00     21,748,375
Abbey National North America Corporation                                         22,900,000    6.64       9/05/00     22,883,105
Alliance & Leicester PLC (b)                                                      6,500,000    6.50      11/17/00      6,409,632
                                                                                 15,000,000    6.54      11/01/00     14,833,775
Alpine Securitization Corporation (b)                                             5,000,000    6.53       9/20/00      4,982,768
American Honda Finance Corporation                                               10,000,000    6.49      11/13/00      9,868,397
                                                                                  2,950,000    6.49      11/20/00      2,907,454
Asset Backed Capital Finance, Inc. (b)                                           10,000,000    6.28      10/25/00      9,905,800
                                                                                  8,000,000    6.70       9/07/00      7,991,067
Atlantis One Funding Corporation                                                  1,260,000    6.54      10/16/00      1,249,699
                                                                                  4,650,000    6.54      12/13/00      4,562,991
Banco Bradesco SA                                                                 9,000,000    5.99      10/02/00      8,953,569
Banque Nationale de Paris Canada                                                  5,000,000    6.52       9/13/00      4,989,133
                                                                                 12,000,000    6.54      10/17/00     11,899,720
Barton Capital Corporation (b)                                                   12,800,000    6.54       9/08/00     12,783,723
                                                                                 10,000,000    6.68      10/23/00      9,903,511
Bavaria Universal Funding Corporation (b)                                        14,000,000    6.52       9/15/00     13,964,502
Bell Atlantic Financial Services, Inc.                                           10,000,000    6.51      10/13/00      9,924,050
                                                                                  1,000,000    6.51      10/18/00        991,501
Beta Finance, Inc. (b)                                                            9,000,000    6.53      10/16/00      8,926,537
Blue Ridge Asset Funding Corporation (b)                                          5,000,000    6.52       9/07/00      4,994,567
                                                                                  1,000,000    6.52       9/18/00        996,921
                                                                                  5,800,000    6.52      11/01/00      5,735,923
                                                                                  2,700,000    6.53       9/06/00      2,697,551
Brazos River/Brazoria County, Texas Harbor Navigational District Revenue          5,000,000    6.63      11/14/00      5,000,000
British Aerospace North America, Inc. (b)                                        20,000,000    6.50       9/20/00     19,931,389
British Gas Capital, Inc.                                                        12,000,000    6.49       9/18/00     11,963,223
British Telecommunications PLC                                                    3,845,000    6.17      11/13/00      3,796,894
Budget Funding Corporation                                                        1,000,000    6.51       9/11/00        998,192
CBA Finance, Inc.                                                                12,000,000    6.08       9/05/00     11,991,893
                                                                                 11,900,000    6.55      10/05/00     11,826,385

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)   August 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

                    STRONG HERITAGE MONEY FUND (continued)


                                                                                 Principal   Yield to    Maturity    Amortized
                                                                                  Amount     Maturity    Date (d)   Cost (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
Calcasieu Parish, Inc. Louisiana IDB Environmental Revenue                      $10,000,000    6.69%     12/14/00    $10,000,000
California PCFA Environmental Improvement Revenue (b)                            17,000,000    6.64      12/14/00     17,000,000
                                                                                  3,900,000    6.68      12/12/00      3,900,000
Centric Capital Corporation (b)                                                   4,150,000    6.51       9/22/00      4,134,240
                                                                                 12,264,000    6.51       9/27/00     12,206,339
                                                                                  2,340,000    6.52      11/09/00      2,310,758
Certain Funding Corporation (b)                                                   9,000,000    6.52      11/20/00      8,869,600
                                                                                  3,940,000    6.56      10/25/00      3,901,230
                                                                                  2,300,000    6.56      10/26/00      2,276,949
                                                                                  2,500,000    6.57      10/16/00      2,479,469
                                                                                  5,000,000    6.58       9/25/00      4,978,067
Compass Securitization LLC (b)                                                   22,160,000    6.55      10/12/00     21,994,693
Computer Sciences Corporation (b)                                                16,000,000    6.53      10/18/00     15,863,596
Cooperative Association Tractor Dealers, Inc.:
  Series A                                                                        2,500,000    6.52       9/08/00      2,496,831
                                                                                    700,000    6.52      11/15/00        690,492
                                                                                  5,000,000    6.53       9/01/00      5,000,000
                                                                                  1,000,000    6.53      11/13/00        986,759
                                                                                  5,740,000    6.65       9/05/00      5,735,759
                                                                                  3,000,000    6.72      10/05/00      2,980,960
  Series B                                                                        3,000,000    6.52       9/14/00      2,992,937
                                                                                  2,500,000    6.52      10/17/00      2,479,172
                                                                                  2,000,000    6.57      11/03/00      1,977,005
                                                                                  3,000,000    6.57      11/09/00      2,962,223
                                                                                  6,000,000    6.80      11/22/00      5,907,067
Credit Suisse First Boston, Inc. (b)                                             21,500,000    6.23      10/05/00     21,373,496
                                                                                  2,300,000    6.53      10/16/00      2,281,226
Delaware Funding Corporation (b)                                                  2,000,000    6.51       9/07/00      1,997,830
                                                                                  7,580,000    6.51       9/26/00      7,545,732
Den Norske Bank                                                                  20,000,000    6.50      11/14/00     19,732,778
Deutsche Bank Financial, Inc.                                                     5,800,000    6.48      12/29/00      5,675,764
                                                                                  5,500,000    6.52      12/21/00      5,389,432
Edison Asset Securitization LLC (b)                                               5,000,000    6.52      10/03/00      4,971,022
                                                                                  9,800,000    6.77      10/05/00      9,737,340
Enterprise Funding Corporation (b)                                                5,000,000    6.54      10/23/00      4,952,767
Equilon Enterprises LLC (c)                                                      23,400,000    6.65       9/26/00     23,291,937
Eureka Securitization, Inc. (b) (c)                                              17,000,000    6.51       9/13/00     16,963,110
Fidex PLC (b)                                                                    10,000,000    6.54       9/01/00     10,000,000
                                                                                 13,900,000    6.58      10/20/00     13,775,510
Firstar Bank, N.A                                                                 1,048,000    6.29    Upon Demand     1,048,000
Florens Container, Inc.                                                           9,000,000    6.56      10/13/00      8,931,120
Ford Motor Credit Company, Inc.                                                  15,000,000    6.50      10/06/00     14,905,208
Formosa Plastics Corporation USA:
  Series A                                                                        9,200,000    6.52      10/10/00      9,135,017
                                                                                 10,000,000    6.52      10/11/00      9,927,556
  Series B                                                                        9,750,000    6.65      10/12/00      9,676,157
Forrestal Funding Master Trust (b)                                                3,200,000    6.51      10/27/00      3,167,595
                                                                                 15,650,000    6.58      10/02/00     15,561,325
Fortis Finance NV (b)                                                             3,000,000    6.50      10/23/00      2,971,833
Fortis Funding LLC (b)                                                            3,660,000    6.53      10/10/00      3,634,109
                                                                                  3,500,000    6.54      12/04/00      3,440,232
Fountain Square Commercial Corporation (b)                                        2,515,000    6.53       9/22/00      2,505,420
                                                                                  1,905,000    6.53       9/29/00      1,895,325
                                                                                  1,739,000    6.53      10/18/00      1,724,175
                                                                                  1,265,000    6.55       9/12/00      1,262,468
                                                                                  2,923,000    6.55      10/10/00      2,902,244
                                                                                  2,325,000    6.55      10/23/00      2,303,003
                                                                                    954,000    6.55      11/13/00        941,329
                                                                                  1,221,000    6.56      10/13/00      1,211,655
                                                                                  1,696,000    6.57      10/12/00      1,683,310
                                                                                  3,645,000    6.58      11/01/00      3,604,360
                                                                                  2,100,000    6.60      12/27/00      2,054,955
                                                                                  1,527,000    6.65       9/08/00      1,525,025
GOVCO, Inc. (b)                                                                  20,000,000    6.52      11/07/00     19,757,311
Galaxy Funding, Inc. (b)                                                          3,500,000    6.55       9/29/00      3,482,169
                                                                                 21,200,000    6.56      12/28/00     20,744,153

--------------------------------------------------------------------------------
                    STRONG HERITAGE MONEY FUND (continued)

                                                       Principal   Yield to   Maturity        Amortized
                                                         Amount    Maturity    Date(d)       Cost (Note 2)
----------------------------------------------------------------------------------------------------------
General Dynamics Corporation (b)                      $ 7,200,000    6.50%    11/08/00     $     7,111,600
                                                        6,000,000    6.51     12/15/00           5,886,075
                                                        9,285,000    6.53     11/01/00           9,182,331
General Electric Capital Corporation                    4,700,000    6.51     10/25/00           4,654,104
                                                        5,000,000    6.69      9/11/00           4,990,708
Goldman Sachs Group LP                                  8,500,000    6.55     10/19/00           8,425,767
Great Lakes Funding Capital Corporation (b)             4,100,000    6.53      9/18/00           4,087,357
                                                        4,953,000    6.55      9/25/00           4,931,386
                                                        2,766,000    6.55      9/26/00           2,753,419
                                                        3,807,000    6.55      9/29/00           3,787,605
                                                        3,402,000    6.55     11/29/00           3,346,911
Greenwich Funding Corporation (b)                      12,700,000    6.51      9/22/00          12,651,772
                                                        3,000,000    6.52      9/14/00           2,992,937
                                                        1,823,000    6.53      9/20/00           1,816,717
Gulf Coast Waste Disposal Authority PCR                 7,020,000    6.67     10/06/00           7,020,000
Halifax PLC                                            11,700,000    6.54     10/16/00          11,604,352
                                                       10,000,000    6.61      1/02/01           9,774,158
Henkel Corporation (b)                                  4,600,000    6.49     10/18/00           4,561,024
                                                        5,000,000    6.52      9/11/00           4,990,944
ING America Insurance Holdings, Inc.                   10,000,000    6.49     12/20/00           9,801,694
IPALCO Enterprises (b)                                 10,000,000    6.55     10/11/00           9,927,222
K2 USA LLC (b)                                          9,000,000    6.25     10/10/00           8,939,062
                                                        4,000,000    6.25     10/12/00           3,971,528
                                                        8,100,000    6.52     10/05/00           8,050,122
                                                        2,000,000    6.55     11/15/00           1,972,708
KZH-KMS Corporation (b)                                24,500,000    6.52     10/16/00          24,300,325
Kitty Hawk Funding Corporation (b)                     10,000,000    6.51      9/12/00           9,980,108
                                                        5,000,000    6.52     12/12/00           4,907,633
                                                        4,300,000    6.54      9/27/00           4,279,690
                                                        1,400,000    6.55     10/16/00           1,388,537
Knight-Ridder, Inc.                                     1,850,000    6.52      9/07/00           1,847,990
                                                        6,400,000    6.52     10/17/00           6,346,681
Knight-Ridder, Inc. (b)                                 4,000,000    6.55      9/01/00           4,000,000
Liberty Street Funding Corporation (b)                  3,700,000    6.52      9/15/00           3,690,618
                                                       21,000,000    6.57     10/13/00          20,839,035
Links Finance LLC (b)                                   5,175,000    6.54     10/20/00           5,128,934
                                                       10,175,000    6.58     10/02/00          10,117,347
Long Island College Hospital                            8,000,000    6.58     10/13/00           7,938,587
Market Street Funding Corporation (b)                  23,300,000    6.52      9/25/00          23,198,723
Marmon Holdings, Inc. (b)                               1,500,000    6.52     10/11/00           1,489,133
Marshall & Ilsley Corporation                           2,500,000    6.55      9/29/00           2,487,264
                                                       18,100,000    6.55     12/19/00          17,741,042
JP Morgan & Company, Inc.                              10,000,000    6.50      9/08/00           9,987,361
                                                        4,964,000    6.52     10/03/00           4,935,231
Morgan Stanley, Dean Witter & Company                  12,600,000    6.52     10/16/00          12,497,310
Moriarty, Ltd./Moriarty LLC (b)                        15,000,000    6.20      9/20/00          14,950,917
                                                        3,300,000    6.55     10/20/00           3,270,580
                                                        5,600,000    6.78     11/22/00           5,513,517
National Cooperative Services Corporation (b)           9,985,000    6.55      1/16/01           9,736,110
Nationwide Building Society                            15,500,000    6.22     10/03/00          15,414,371
New York Times Company                                  4,800,000    6.50      9/25/00           4,779,200
Nordbanken North America, Inc.                          3,100,000    6.50      9/08/00           3,096,082
                                                        8,200,000    6.50      9/15/00           8,179,272
Ohio Solid Waste Revenue                                7,800,000    6.65     12/18/00           7,800,000
Oklahoma Industrial Finance Authority                   5,440,000    6.72     11/01/00           5,440,000
Old Line Funding Corporation (b)                       10,000,000    6.53      9/11/00           9,981,861
PACCAR Financial Corporation                            4,200,000    6.50      9/11/00           4,192,417
Parthenon Receivables Funding LLC (b)                   2,375,000    6.52      9/05/00           2,373,279
                                                       11,352,000    6.52      9/25/00          11,302,657
                                                        4,650,000    6.54     10/05/00           4,621,278
                                                        5,000,000    6.56      9/13/00           4,989,067
Peacock Funding Corporation (b)                         4,000,000    6.50     10/30/00           3,957,389
                                                        6,000,000    6.50     11/08/00           5,926,333
                                                        9,459,000    6.51      9/21/00           9,424,790
                                                        1,570,000    6.53      9/20/00           1,564,589

SCHEDULES OF INVESTMENTS IN SECURITIES (continued) August 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
                    STRONG HERITAGE MONEY FUND (continued)

                                                                               Principal   Yield to   Maturity        Amortized
                                                                                 Amount    Maturity    Date(d)       Cost (Note 2)
----------------------------------------------------------------------------------------------------------------------------------
Pemex Capital, Inc.                                                            $ 8,450,000      6.23%    10/10/00     $  8,392,970
                                                                                 9,500,000      6.59     11/06/00        9,385,224
                                                                                 4,540,000      6.65     10/24/00        4,495,552
Pharmacia Corporation                                                            2,300,000      6.50     10/05/00        2,285,881
                                                                                 7,000,000      6.50     10/16/00        6,943,125
                                                                                 2,500,000      6.52     10/06/00        2,484,153
Scaldis Capital, Ltd./Scaldis Capital LLC (b)                                    3,214,000      6.52      9/15/00        3,205,851
                                                                                 3,351,000      6.55     10/16/00        3,323,564
                                                                                 7,543,000      6.55     11/01/00        7,459,283
                                                                                 9,392,000      6.57     10/10/00        9,325,152
E. W. Scripps Company (b)                                                        8,000,000      6.49     11/14/00        7,893,276
Sigma Finance, Inc. (b)                                                          2,700,000      6.25     10/04/00        2,684,531
                                                                                 6,300,000      6.40     10/20/00        6,245,120
                                                                                 9,000,000      6.51     11/27/00        8,858,408
Society Of New York Hospital Fund, Inc.                                         10,000,000      6.53     12/12/00        9,814,983
Spintab-Swedmortgage AB                                                         22,000,000      6.61      1/02/01       21,503,148
Stellar Funding Group, Inc. (b)                                                  6,000,000      6.54     12/29/00        5,870,290
                                                                                 1,000,000      6.55      9/28/00          995,088
                                                                                 2,921,000      6.60      9/05/00        2,918,858
                                                                                 2,800,000      6.60      9/15/00        2,792,813
                                                                                 8,359,000      6.63      9/29/00        8,315,865
Sunflowers Funding Corporation (b)                                               6,900,000      6.58     10/10/00        6,850,815
Sunshine State Governmental Financing Commission                                 6,590,000      6.52      9/06/00        6,584,032
Swiss RE Financial Products Corporation (b)                                      8,000,000      6.54     10/10/00        7,943,320
                                                                                 1,800,000      6.55      9/01/00        1,800,000
Total Fina SA (b)                                                                  580,000      6.49     10/16/00          575,295
                                                                                 9,420,000      6.50      9/07/00        9,409,795
Triple-A One Funding Corporation (b)                                             4,955,000      6.52     10/06/00        4,923,591
                                                                                 4,375,000      6.55     10/26/00        4,331,220
Tulip Funding Corporation (b)                                                    7,100,000      6.65      9/13/00        7,084,262
                                                                                 4,100,000      6.65      9/28/00        4,079,551
                                                                                 6,335,000      6.80     11/27/00        6,230,895
UBN, Inc.                                                                       16,633,000      6.50     10/26/00       16,467,825
                                                                                 5,000,000      6.56     10/10/00        4,964,467
Unifunding, Inc.                                                                 4,000,000      6.54     10/17/00        3,966,573
Variable Funding Capital Corporation (b)                                        12,000,000      6.55     10/11/00       11,912,667
Victory Receivables Corporation (b)                                              6,300,000      6.55      9/11/00        6,288,538
                                                                                17,700,000      6.58      9/18/00       17,645,026
West Baton Rouge Parish, Louisiana Industrial District Number 3 Revenue (b)      7,000,000      6.63     11/14/00        7,000,000
Whiting, Indiana Industrial Sewage and Solid Waste Disposal Revenue              8,500,000      6.64     12/11/00        8,500,000
Windmill Funding Corporation (b)                                                 1,000,000      6.50      9/11/00          998,194
                                                                                10,000,000      6.56     10/13/00        9,923,467
Wisconsin Electric Power Company                                                       100      6.23    Upon Demand            100
Yamaha Motor Finance Corporation USA                                             4,400,000      6.58     10/04/00        4,373,461
Yorkshire Building Society                                                       2,575,000      6.51     10/16/00        2,554,046
ZCM Matched Funding Corporation (b)                                             18,100,000      6.51      9/25/00       18,021,446
ZEN-NOH UNICO America Corporation                                               11,000,000      6.56      9/19/00       10,963,920
----------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper                                                                                               1,525,245,161
----------------------------------------------------------------------------------------------------------------------------------

Corporate Obligations 1.3%
LaSalle Bank North America, Chicago, Illinois Short-Term Bank Notes:
  Tranche 00023, 6.50%                                                           8,000,000      6.50     10/30/00        8,000,000
  Tranche 00024, 6.50%                                                          13,000,000      6.50     11/03/00       13,000,000
----------------------------------------------------------------------------------------------------------------------------------
Total Corporate Obligations                                                                                             21,000,000
----------------------------------------------------------------------------------------------------------------------------------

Taxable Variable Rate Put Bonds 4.4%
Alabama IDA IDR                                                                  1,125,000      6.70      9/07/00        1,125,000
Alabama Incentives Financing Authority Special Obligation                        5,000,000      6.70      9/07/00        5,000,000
Aurora, Kane & DuPage Counties, Illinois IDR                                     2,900,000      6.68      9/07/00        2,900,000
Botsford General Hospital Revenue                                                4,400,000      6.65      9/01/00        4,400,000
Galliano Marine Services, Inc.                                                   4,200,000      6.70      9/07/00        4,200,000
Kings Glen Apartments LLC                                                        3,264,000      6.70      9/07/00        3,264,000
Mississippi Business Finance Corporation IDR - GE Plastics Project               2,500,000      6.60      9/01/00        2,500,000
New Jersey EDA EDR - MSNBC/CNBC                                                  7,700,000      6.60      9/01/00        7,700,000

--------------------------------------------------------------------------------
                    STRONG HERITAGE MONEY FUND (continued)

                                                                                Principal     Yield to    Maturity      Amortized
                                                                                   Amount     Maturity    Date (d)    Cost (Note 2)
-----------------------------------------------------------------------------------------------------------------------------------
Pointe Chase Apartments LLC                                                    $ 5,500,000      6.70%     9/07/00    $    5,500,000
Radiation Oncology Partners LLP                                                  2,535,000      6.70      9/07/00         2,535,000
Sempra Energy Employee Stock Ownership Plan & Trust (b)                          9,000,000      6.72      9/06/00         9,000,000
T3 Holdings, Inc. (b)                                                            7,000,000      6.62      9/06/00         7,000,000
Thayer Properties LLC                                                            2,960,000      6.70      9/07/00         2,960,000
Tifton Mall, Inc.                                                                4,505,000      6.70      9/07/00         4,505,000
WLB LLC                                                                         10,000,000      6.70      9/07/00        10,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Put Bonds                                                                                    72,589,000
-----------------------------------------------------------------------------------------------------------------------------------

United States Government and Agency Issues 3.2%
Federal Home Loan Bank Bonds:
  6.75%, Due 3/15/01                                                             8,000,000      6.75      3/15/01         8,000,000
  6.76%, Due 3/13/01                                                            14,000,000      6.76      3/13/01        14,000,000
Federal Home Loan Mortgage Corporation Medium-Term Notes,
  6.90%, Due 9/11/01 (f)                                                        30,000,000      6.90      9/11/01        30,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Total United States Government and Agency Issues                                                                         52,000,000
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities 102.2%                                                                                1,670,834,161
Other Assets and Liabilities, Net (2.2%)                                                                                (36,566,460)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                                    $1,634,267,701
===================================================================================================================================

--------------------------------------------------------------------------------
                          STRONG INVESTORS MONEY FUND


                                                                                Principal     Yield to    Maturity      Amortized
                                                                                  Amount      Maturity    Date (d)    Cost (Note 2)
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper 95.2%
AES Hawaii, Inc.                                                               $ 3,000,000      6.48%     10/06/00     $2,981,100
                                                                                 4,000,000      6.50       9/22/00      3,984,833
AT&T Corporation                                                                 6,000,000      6.75      11/01/00      5,931,375
Abbey National North America Corporation                                         5,000,000      6.24       9/28/00      4,976,600
                                                                                 3,000,000      6.64       9/05/00      2,997,787
Alliance & Leicester PLC (b)                                                     8,000,000      6.54      11/01/00      7,911,347
Alpine Securitization Corporation (b)                                            1,875,000      6.50       9/08/00      1,872,630
                                                                                 3,325,000      6.53       9/07/00      3,321,381
                                                                                 4,100,000      6.53       9/20/00      4,085,870
American Honda Finance Corporation                                               2,650,000      6.48      11/06/00      2,618,518
                                                                                 3,000,000      6.49      11/13/00      2,960,519
                                                                                 3,000,000      6.49      11/20/00      2,956,733
Asset Backed Capital Finance, Inc. (b)                                           2,300,000      6.28      10/25/00      2,278,334
                                                                                 5,000,000      6.52      11/22/00      4,925,745
                                                                                 1,500,000      6.70       9/07/00      1,498,325
Atlantis One Funding Corporation                                                   800,000      6.54      12/13/00        785,031
Banco Bradesco SA                                                                3,000,000      5.58      10/02/00      2,985,585
Banque Nationale de Paris Canada                                                 1,775,000      6.52       9/13/00      1,771,142
                                                                                 2,600,000      6.53      11/02/00      2,570,760
                                                                                 3,000,000      6.54      10/17/00      2,974,930
Barton Capital Corporation (b)                                                   3,550,000      6.52       9/07/00      3,546,142
                                                                                 1,130,000      6.54       9/08/00      1,128,563
                                                                                 3,000,000      6.68      10/23/00      2,971,053
Bavaria Universal Funding Corporation (b)                                        6,000,000      6.52       9/15/00      5,984,787
Bell Atlantic Financial Services, Inc.                                           5,000,000      6.51      10/13/00      4,962,025
                                                                                   765,000      6.51      10/18/00        758,498
                                                                                 2,500,000      6.53      10/05/00      2,484,582
Blue Ridge Asset Funding Corporation (b)                                         3,054,000      6.52       9/07/00      3,050,681
                                                                                 4,500,000      6.52       9/18/00      4,486,145
Brazos River/Brazoria County, Texas Harbor Navigational District Revenue         4,300,000      6.63      11/14/00      4,300,000
British Aerospace North America, Inc. (b)                                        7,000,000      6.50       9/20/00      6,975,986
                                                                                 2,000,000      6.55      12/11/00      1,963,247
British Gas Capital, Inc.                                                        8,000,000      6.49       9/18/00      7,975,482
British Telecommunications PLC                                                   3,700,000      6.17      11/13/00      3,653,708
Budget Funding Corporation                                                       3,600,000      6.51       9/11/00      3,593,490
CBA Finance, Inc.                                                                4,000,000      6.08       9/05/00      3,997,298
Calcasieu Parish, Inc. Louisiana IDB Environmental Revenue                       3,000,000      6.69      12/14/00      3,000,000

SCHEDULE OF INVESTMENTS IN SECURITIES (continued)    August 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

                    STRONG INVESTORS MONEY FUND (continued)

                                                                                Principal     Yield to    Maturity      Amortized
                                                                                  Amount      Maturity    Date (d)    Cost (Note 2)
-----------------------------------------------------------------------------------------------------------------------------------
California PCFA Environmental Improvement Revenue (b)                          $ 5,500,000      6.64%     12/14/00     $5,500,000
                                                                                 3,750,000      6.68      12/12/00      3,750,000
Centric Capital Corporation (b)                                                  6,100,000      6.51       9/22/00      6,076,835
                                                                                 2,000,000      6.52      11/09/00      1,975,007
Certain Funding Corporation (b)                                                  1,155,000      6.53      10/25/00      1,143,687
                                                                                 5,500,000      6.54       9/28/00      5,473,023
                                                                                 2,500,000      6.56      10/26/00      2,474,945
Compass Securitization LLC (b)                                                   2,000,000      6.52       9/06/00      1,998,189
                                                                                 1,100,000      6.55      10/12/00      1,091,794
                                                                                 2,000,000      6.55      10/16/00      1,983,625
Computer Sciences Corporation (b)                                                3,000,000      6.53      10/18/00      2,974,424
Cooperative Association Tractor Dealers, Inc.:
  Series A                                                                         750,000      6.52      11/15/00        739,812
                                                                                 2,100,000      6.53       9/01/00      2,100,000
                                                                                 3,880,000      6.55      10/11/00      3,851,762
  Series B                                                                       1,000,000      6.52       9/20/00        996,559
                                                                                 4,000,000      6.55       9/19/00      3,986,900
Credit Suisse First Boston, Inc. (b)                                             4,000,000      6.23      10/05/00      3,976,464
                                                                                 2,000,000      6.53      10/16/00      1,983,675
DaimlerChrysler North America Holding Corporation                                3,900,000      6.50      11/29/00      3,837,329
Den Norske Bank                                                                  9,000,000      6.50      11/14/00      8,879,750
Edison Asset Securitization LLC (b)                                              2,500,000      6.52      10/03/00      2,485,511
                                                                                 4,300,000      6.77      10/05/00      4,272,506
Enterprise Funding Corporation (b)                                               3,302,000      6.54      10/23/00      3,270,807
Equilon Enterprises LLC                                                          3,100,000      6.65       9/26/00      3,085,684
Eureka Securitization, Inc. (b)                                                  2,500,000      6.51       9/13/00      2,494,575
Fidex PLC (b)                                                                    5,000,000      6.54       9/01/00      5,000,000
                                                                                 3,000,000      6.58      10/20/00      2,973,132
Firstar Bank, N.A                                                                  232,800      6.29    Upon Demand       232,800
Florens Container, Inc.                                                          5,000,000      6.56      10/13/00      4,961,733
Ford Motor Credit Company, Inc.                                                  5,000,000      6.50      10/06/00      4,968,403
Formosa Plastics Corporation USA Series A                                        4,400,000      6.52      10/10/00      4,368,921
                                                                                 5,000,000      6.52      10/11/00      4,963,778
Forrestal Funding Master Trust (b)                                               3,200,000      6.51      11/07/00      3,161,229
                                                                                 4,000,000      6.58      10/02/00      3,977,336
Fortis Funding LLC (b)                                                           2,540,000      6.54      12/04/00      2,496,625
Fountain Square Commercial Corporation (b)                                       1,373,000      6.54       9/15/00      1,369,508
                                                                                 1,110,000      6.54      10/10/00      1,102,136
                                                                                 1,012,000      6.55      10/24/00      1,002,241
                                                                                 1,009,000      6.60      12/27/00        987,357
                                                                                 2,289,000      6.65       9/26/00      2,278,429
                                                                                 2,222,000      6.65       9/27/00      2,211,328
GOVCO, Inc. (b)                                                                  8,000,000      6.52      11/07/00      7,902,924
Galaxy Funding, Inc. (b)                                                           500,000      6.53      11/08/00        493,833
                                                                                 1,850,000      6.55       9/29/00      1,840,575
                                                                                 6,950,000      6.56      12/28/00      6,800,560
General Dynamics Corporation (b)                                                 6,000,000      6.49      12/22/00      5,878,853
                                                                                 2,800,000      6.50      11/08/00      2,765,622
General Electric Capital Corporation                                             1,500,000      6.57       9/20/00      1,494,799
                                                                                 6,350,000      6.69       9/11/00      6,338,200
Goldman Sachs Group LP                                                           5,000,000      6.55      10/19/00      4,956,333
Great Lakes Funding Capital Corporation (b)                                      2,000,000      6.54       9/25/00      1,991,280
                                                                                 2,772,000      6.55       9/27/00      2,758,887
                                                                                 2,000,000      6.55      11/29/00      1,967,614
Greenwich Funding Corporation (b)                                                1,525,000      6.52       9/14/00      1,521,410
Gulf Coast IDA Environmental Facilities Revenue                                  2,000,000      6.66      12/18/00      2,000,000
Gulf Coast Waste Disposal Authority PCR                                          3,000,000      6.67      10/06/00      3,000,000
Halifax PLC                                                                      5,350,000      6.20      10/10/00      5,314,066
                                                                                 1,300,000      6.54      10/16/00      1,289,373
                                                                                 2,000,000      6.61       1/02/01      1,954,832
Henkel Corporation (b)                                                           5,000,000      6.52       9/11/00      4,990,944
ING America Insurance Holdings, Inc.                                             3,100,000      6.49      12/20/00      3,038,525
IPALCO Enterprises (b)                                                           4,000,000      6.55      10/11/00      3,970,889
K2 USA LLC (b)                                                                   3,000,000      6.25      10/10/00      2,979,688
                                                                                 2,000,000      6.25      10/12/00      1,985,764
                                                                                 3,725,000      6.52      10/05/00      3,702,062

--------------------------------------------------------------------------------
                    STRONG INVESTORS MONEY FUND (continued)

                                                                                Principal     Yield to    Maturity      Amortized
                                                                                  Amount      Maturity    Date (d)    Cost (Note 2)
-----------------------------------------------------------------------------------------------------------------------------------
KZH-KMS Corporation (b)                                                        $ 9,400,000      6.52%     10/16/00     $9,323,390
Knight-Ridder, Inc.                                                              2,200,000      6.52       9/06/00      2,198,008
Leland Stanford Junior University                                                1,800,000      6.54      10/18/00      1,784,631
Lexington Parker Capital Corporation (b)                                         2,500,000      6.50       9/14/00      2,494,132
                                                                                 5,000,000      6.51       9/11/00      4,990,958
Liberty Street Funding Corporation (b)                                           1,300,000      6.52       9/15/00      1,296,704
                                                                                 8,000,000      6.57      10/13/00      7,938,680
Links Finance LLC (b)                                                            4,150,000      6.58      10/02/00      4,126,486
Long Island College Hospital                                                     1,800,000      6.58      10/13/00      1,786,182
Market Street Funding Corporation (b)                                            6,000,000      6.52       9/25/00      5,973,920
Marmon Holdings, Inc. (b)                                                        5,700,000      6.52      10/11/00      5,658,707
Marshall & Ilsley Corporation                                                    5,500,000      6.55       9/29/00      5,471,981
                                                                                 3,900,000      6.55      12/19/00      3,822,655
JP Morgan & Company, Inc.                                                        5,000,000      6.50       9/08/00      4,993,681
Moriarty, Ltd./Moriarty LLC (b)                                                  1,300,000      6.17       9/06/00      1,298,886
National Cooperative Services Corporation (b)                                    4,200,000      6.55       1/16/01      4,095,309
Nationwide Building Society                                                      6,000,000      6.22      10/03/00      5,966,853
New York Times Company                                                           1,200,000      6.50       9/14/00      1,197,183
                                                                                 1,020,000      6.50       9/19/00      1,016,685
Nordbanken North America, Inc.                                                   8,000,000      6.50       9/15/00      7,979,778
Ohio Solid Waste Revenue                                                         3,200,000      6.65      12/18/00      3,200,000
Oklahoma Industrial Finance Authority                                            5,335,000      6.72      11/01/00      5,335,000
Old Line Funding Corporation (b)                                                 2,230,000      6.52       9/20/00      2,222,326
                                                                                 7,000,000      6.53       9/11/00      6,987,303
PACCAR Financial Corporation                                                     8,000,000      6.50       9/12/00      7,984,111
Parthenon Receivables Funding LLC (b)                                            5,000,000      6.52       9/25/00      4,978,267
                                                                                 4,150,000      6.54      10/05/00      4,124,385
Peacock Funding Corporation (b)                                                  4,980,000      6.50      11/08/00      4,918,857
                                                                                 2,000,000      6.55       9/05/00      1,998,544
Pemex Capital, Inc.                                                              1,500,000      6.59      11/06/00      1,481,877
                                                                                 4,000,000      6.65      10/24/00      3,960,839
Pharmacia Corporation                                                            2,000,000      6.50      10/05/00      1,987,722
                                                                                 3,000,000      6.50      10/16/00      2,975,625
Sara Lee Corporation                                                               350,900      6.22    Upon Demand       350,900
Scaldis Capital, Ltd./Scaldis Capital LLC (b)                                    4,000,000      6.55      11/01/00      3,955,606
                                                                                 5,000,000      6.57      10/10/00      4,964,413
E. W. Scripps Company (b)                                                        3,250,000      6.49      11/14/00      3,206,643
                                                                                 3,500,000      6.52      10/27/00      3,464,502
Sigma Finance, Inc. (b)                                                          1,100,000      6.25      10/04/00      1,093,698
                                                                                 3,000,000      6.40      10/20/00      2,973,867
                                                                                 5,000,000      6.51      11/27/00      4,921,338
Society Of New York Hospital Fund, Inc.                                          5,000,000      6.53      12/12/00      4,907,492
Spintab-Swedmortgage AB (c)                                                      9,000,000      6.61       1/02/01      8,796,742
Stellar Funding Group, Inc. (b)                                                  7,400,000      6.54      12/29/00      7,240,024
Sunflowers Funding Corporation (b)                                               4,400,000      6.58      10/10/00      4,368,635
Sunshine State Governmental Financing Commission                                 4,000,000      6.52       9/06/00      3,996,378
Swiss RE Financial Products Corporation (b)                                      2,545,000      6.54      10/10/00      2,526,969
Total Fina SA (b)                                                                5,500,000      6.49      10/16/00      5,455,381
                                                                                 3,800,000      6.50       9/07/00      3,795,883
Triple-A One Funding Corporation (b)                                             3,000,000      6.52      10/06/00      2,980,983
                                                                                 2,750,000      6.55      10/26/00      2,722,481
Tulip Funding Corporation (b)                                                    1,000,000      6.65       9/28/00        995,013
                                                                                 5,000,000      6.80      11/27/00      4,917,833
UBN, Inc.                                                                        1,367,000      6.50       9/07/00      1,365,519
                                                                                 2,000,000      6.50      10/26/00      1,980,139
                                                                                 2,000,000      6.56      10/10/00      1,985,787
Unifunding, Inc.                                                                 2,000,000      6.54      10/17/00      1,983,287
Variable Funding Capital Corporation (b)                                         3,000,000      6.55      10/11/00      2,978,167
Victory Receivables Corporation (b)                                              1,835,000      6.55       9/11/00      1,831,661
                                                                                 2,300,000      6.57       9/18/00      2,292,864
                                                                                 4,000,000      6.57      10/17/00      3,966,420
West Baton Rouge Parish, Louisiana Industrial District Number 3 Revenue (b       4,000,000      6.63      11/14/00      4,000,000
Whiting, Indiana Industrial Sewage and Solid Waste Disposal Revenue              8,000,000      6.64      12/11/00      8,000,000
Windmill Funding Corporation (b)                                                 3,359,000      6.50       9/11/00      3,352,935
                                                                                 5,000,000      6.56      10/13/00      4,961,733
Wisconsin Electric Power Company                                                       100      6.23    Upon Demand           100

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)   August 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

                    STRONG INVESTORS MONEY FUND (continued)

                                                                                 Principal     Yield to    Maturity    Amortized
                                                                                   Amount      Maturity    Date (d)   Cost (Note 2)
-----------------------------------------------------------------------------------------------------------------------------------
Yamaha Motor Finance Corporation USA                                            $ 2,600,000      6.58%     10/04/00   $  2,584,318
Yorkshire Building Society                                                        1,000,000      6.51      10/16/00        991,862
ZCM Matched Funding Corporation (b)                                               7,500,000      6.51       9/25/00      7,467,450
                                                                                  2,000,000      6.55       9/12/00      1,995,997
----------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper                                                                                                 603,557,769
----------------------------------------------------------------------------------------------------------------------------------

Corporate Obligations 1.1%
LaSalle Bank North America, Chicago, Illinois Short-Term Bank Notes:
  Tranche 00023, 6.50%                                                            4,000,000      6.50      10/30/00      4,000,000
  Tranche 00024, 6.50%                                                            3,000,000      6.50      11/03/00      3,000,000
----------------------------------------------------------------------------------------------------------------------------------
Total Corporate Obligations                                                                                              7,000,000
----------------------------------------------------------------------------------------------------------------------------------

Taxable Variable Rate Put Bonds 3.0%
Alabama Incentives Financing Authority Special Obligation                         5,000,000      6.70       9/07/00      5,000,000
Botsford General Hospital Revenue                                                 2,000,000      6.65       9/01/00      2,000,000
Concrete Company                                                                  1,280,000      6.70       9/07/00      1,280,000
Kings Glen Apartments LLC                                                         1,230,000      6.70       9/07/00      1,230,000
Pointe Chase Apartments LLC                                                       2,500,000      6.70       9/07/00      2,500,000
Radiation Oncology Partners LLP                                                     830,000      6.70       9/07/00        830,000
Sempra Energy Employee Stock Ownership Plan & Trust (b)                           2,000,000      6.72       9/06/00      2,000,000
T3 Holdings, Inc. (b)                                                             3,000,000      6.62       9/06/00      3,000,000
Thayer Properties LLC                                                               990,000      6.70       9/07/00        990,000
----------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Put Bonds                                                                                   18,830,000
----------------------------------------------------------------------------------------------------------------------------------

United States Government and Agency Issues 3.4%
Federal Home Loan Bank Bonds, 6.75%, Due 3/15/01 (c)                              7,000,000      6.75       3/15/01      7,000,000
Federal Home Loan Mortgage Corporation Medium-Term Notes,
  6.90%, Due 9/11/01 (f)                                                         14,500,000      6.90       9/11/01     14,500,000
----------------------------------------------------------------------------------------------------------------------------------
Total United States Government and Agency Issues                                                                        21,500,000
----------------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities 102.7%                                                                                 650,887,769
Other Assets and Liabilities, Net (2.7%)                                                                               (17,257,792)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                                     $633,629,977
==================================================================================================================================

--------------------------------------------------------------------------------
                           STRONG MONEY MARKET FUND


                                                                                 Principal     Yield to    Maturity    Amortized
                                                                                   Amount      Maturity    Date (d)   Cost (Note 2)
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper 93.5%
AES Hawaii, Inc.                                                                $12,000,000      6.48%     10/06/00    $11,924,400
                                                                                 10,700,000      6.50       9/22/00     10,659,429
AESOP Funding Corporation (b)                                                     8,200,000      6.53      10/20/00      8,127,118
                                                                                  5,000,000      6.54       9/07/00      4,994,550
AT&T Corporation                                                                 22,000,000      6.75      11/01/00     21,748,375
Abbey National North America Corporation                                         15,500,000      6.24       9/28/00     15,427,460
                                                                                  3,600,000      6.64       9/05/00      3,597,344
Alliance & Leicester PLC (b)                                                     11,900,000      6.50      11/17/00     11,734,557
                                                                                  4,400,000      6.54      11/01/00      4,351,241
Alpine Securitization Corporation (b)                                             2,125,000      6.50       9/08/00      2,122,314
                                                                                 23,800,000      6.53       9/07/00     23,774,098
American Honda Finance Corporation                                               12,000,000      6.48      11/06/00     11,857,440
                                                                                 16,400,000      6.49      11/13/00     16,184,171
Asset Backed Capital Finance, Inc. (b)                                            3,700,000      6.28      10/25/00      3,665,146
                                                                                 19,500,000      6.52      11/22/00     19,210,540
Atlantis One Funding Corporation                                                  2,398,000      6.53      11/01/00      2,371,467
                                                                                    250,000      6.54      12/13/00        245,322
Banque Nationale de Paris Canada                                                 13,247,000      6.54      10/17/00     13,136,299
Barton Capital Corporation (b)                                                   15,567,000      6.54       9/08/00     15,547,204
                                                                                  3,953,000      6.68      10/23/00      3,914,858
Bavaria TRR Corporation (b)                                                      16,200,000      6.52       9/11/00     16,170,660
Bavaria Universal Funding Corporation (b)                                        30,000,000      6.52       9/15/00     29,923,933

--------------------------------------------------------------------------------

                                                                                 Principal     Yield to    Maturity    Amortized
                                                                                   Amount      Maturity    Date (d)   Cost (Note 2)
-----------------------------------------------------------------------------------------------------------------------------------
Bell Atlantic Financial Services, Inc.                                         $  3,235,000      6.51%     10/18/00    $ 3,207,505
                                                                                 15,100,000      6.53      10/02/00     15,015,092
                                                                                  9,702,000      6.53      10/05/00      9,642,166
                                                                                  2,500,000      6.55      10/03/00      2,485,444
Beta Finance, Inc. (b)                                                           10,000,000      6.53      10/16/00      9,918,375
Blue Ridge Asset Funding Corporation (b)                                         15,128,000      6.52       9/18/00     15,081,423
Brazos River/Brazoria County, Texas Harbor Navigational District Revenue          5,700,000      6.63      11/14/00      5,700,000
British Aerospace North America, Inc. (b)                                        21,000,000      6.50       9/20/00     20,927,958
British Gas Capital, Inc.                                                        15,000,000      6.50       9/26/00     14,932,292
                                                                                 15,000,000      6.50       9/27/00     14,929,583
British Telecommunications PLC                                                   18,800,000      6.17      11/13/00     18,564,786
Budget Funding Corporation                                                        4,700,000      6.51       9/11/00      4,691,501
CBA Finance, Inc.                                                                13,000,000      6.08       9/05/00     12,991,218
                                                                                  9,100,000      6.55      10/05/00      9,043,706
CXC, Inc. (b)                                                                    13,500,000      6.51       9/07/00     13,485,352
Calcasieu Parish, Inc. Louisiana IDB Environmental Revenue                        8,000,000      6.69      12/14/00      8,000,000
California PCFA Environmental Improvement Revenue (b)                            18,750,000      6.64      12/14/00     18,750,000
                                                                                  1,100,000      6.68      12/12/00      1,100,000
Centric Capital Corporation (b)                                                   3,500,000      6.51      10/10/00      3,475,316
Certain Funding Corporation (b)                                                   4,320,000      6.52      11/20/00      4,257,408
                                                                                 11,680,000      6.55      10/26/00     11,563,104
                                                                                  2,000,000      6.58       9/25/00      1,991,227
Compass Securitization LLC (b)                                                    9,700,000      6.53       9/06/00      9,691,203
                                                                                  7,900,000      6.55      10/12/00      7,841,068
                                                                                  3,345,000      6.55      10/16/00      3,317,613
Computer Sciences Corporation (b)                                                17,100,000      6.52      10/10/00     16,979,217
                                                                                 13,000,000      6.53      10/18/00     12,889,171
Cooperative Association Tractor Dealers, Inc.:
  Series A                                                                        3,550,000      6.52      11/15/00      3,501,779
                                                                                  3,500,000      6.53       9/01/00      3,500,000
                                                                                  4,000,000      6.53       9/05/00      3,997,098
                                                                                  3,000,000      6.53      10/03/00      2,982,587
                                                                                  3,000,000      6.54       9/12/00      2,994,005
                                                                                  1,620,000      6.55      10/11/00      1,608,210
  Series B                                                                        2,600,000      6.52      10/17/00      2,578,339
                                                                                  4,000,000      6.53      10/03/00      3,976,782
                                                                                  1,500,000      6.54       9/18/00      1,495,367
                                                                                  3,150,000      6.55       9/19/00      3,139,684
                                                                                  6,200,000      6.76      11/22/00      6,104,493
Credit Suisse First Boston, Inc. (b)                                              6,500,000      6.23      10/05/00      6,461,755
                                                                                 13,700,000      6.53      10/16/00     13,588,174
DaimlerChrysler North America Holding Corporation                                 1,850,000      6.50      11/15/00      1,824,948
                                                                                  1,250,000      6.50      11/29/00      1,229,913
                                                                                  2,900,000      6.54       9/21/00      2,889,463
Delaware Funding Corporation (b)                                                  3,158,000      6.51       9/07/00      3,154,574
Den Norske Bank (c)                                                              21,000,000      6.50      11/14/00     20,719,417
Deutsche Bank Financial, Inc.                                                     3,200,000      6.48      12/29/00      3,131,456
                                                                                  5,000,000      6.52      12/21/00      4,899,483
                                                                                 17,000,000      6.53       9/07/00     16,981,498
Edison Asset Securitization LLC (b)                                               6,000,000      6.52      10/03/00      5,965,227
                                                                                 22,400,000      6.77      10/05/00     22,256,777
Enterprise Funding Corporation (b)                                                3,000,000      6.54      10/23/00      2,971,660
Equilon Enterprises LLC                                                           8,500,000      6.65       9/26/00      8,460,746
Eureka Securitization, Inc. (b) (c)                                              22,000,000      6.51       9/13/00     21,952,260
                                                                                  8,500,000      6.52       9/06/00      8,492,303
Fidex PLC (b)                                                                    12,500,000      6.54       9/01/00     12,500,000
                                                                                  5,600,000      6.55      10/10/00      5,560,263
Firstar Bank, N.A                                                                   118,300      6.29    Upon Demand       118,300
Florens Container, Inc.                                                           7,500,000      6.56      10/13/00      7,442,600
Ford Motor Credit Company, Inc.                                                  30,000,000      6.50      10/06/00     29,810,417
Formosa Plastics Corporation USA:
  Series A                                                                        5,000,000      6.50      10/12/00      4,962,986
                                                                                  6,400,000      6.52      10/10/00      6,354,795
                                                                                  5,000,000      6.52      10/11/00      4,963,778
  Series B                                                                        2,650,000      6.65      10/12/00      2,629,930

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)   August 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

                     STRONG MONEY MARKET FUND (continued)

                                                                                 Principal     Yield to    Maturity    Amortized
                                                                                   Amount      Maturity    Date (d)   Cost (Note 2)
-----------------------------------------------------------------------------------------------------------------------------------
Forrestal Funding Master Trust (b)                                              $ 3,950,000      6.52%     10/30/00    $ 3,907,792
                                                                                 20,000,000      6.58      10/02/00     19,886,678
Fortis Funding LLC (b)                                                            8,800,000      6.53      10/10/00      8,737,747
                                                                                  6,500,000      6.54      12/04/00      6,389,002
Fountain Square Commercial Corporation (b)                                        4,113,000      6.53       9/18/00      4,100,317
                                                                                  1,945,000      6.53       9/28/00      1,935,474
                                                                                  1,479,000      6.53      11/07/00      1,461,026
                                                                                  1,015,000      6.53      11/24/00        999,535
                                                                                  2,200,000      6.55      10/31/00      2,175,983
                                                                                  3,485,000      6.57      10/16/00      3,456,379
                                                                                  2,933,000      6.60      10/10/00      2,912,029
GOVCO, Inc. (b)                                                                  22,000,000      6.52      11/07/00     21,733,042
Galaxy Funding, Inc. (b)                                                          3,600,000      6.53      11/08/00      3,555,596
                                                                                  4,650,000      6.55       9/29/00      4,626,311
                                                                                  7,750,000      6.56      12/28/00      7,583,358
General Dynamics Corporation (b)                                                  3,000,000      6.49      12/22/00      2,939,427
                                                                                  5,000,000      6.51      11/01/00      4,944,846
                                                                                  8,000,000      6.51      12/15/00      7,848,100
General Electric Capital Corporation                                              2,800,000      6.50       9/27/00      2,786,856
                                                                                  1,250,000      6.52      11/07/00      1,234,832
                                                                                  4,398,000      6.56       9/08/00      4,392,390
                                                                                  1,800,000      6.57       9/20/00      1,793,758
                                                                                  2,700,000      6.57       9/26/00      2,687,681
                                                                                  2,500,000      6.69       9/11/00      2,495,354
                                                                                 14,700,000      6.74      10/11/00     14,589,913
Goldman Sachs Group LP                                                           10,000,000      6.55      10/19/00      9,912,667
Great Lakes Funding Capital Corporation (b)                                       5,000,000      6.53       9/18/00      4,984,582
                                                                                 12,200,000      6.54       9/25/00     12,146,808
                                                                                  7,000,000      6.55       9/29/00      6,964,339
Greenwich Funding Corporation (b)                                                10,714,000      6.51       9/22/00     10,673,314
                                                                                  2,468,000      6.52       9/01/00      2,468,000
                                                                                  3,403,000      6.52       9/14/00      3,394,988
Greyhawk Funding LLC (b)                                                         19,500,000      6.50       9/18/00     19,440,146
Gulf Coast IDA Environmental Facilities Revenue                                   3,000,000      6.66      12/18/00      3,000,000
Gulf Coast Waste Disposal Authority PCR                                          10,000,000      6.67      10/06/00     10,000,000
Halifax PLC                                                                      11,950,000      6.20      10/10/00     11,869,736
                                                                                  7,700,000      6.61       1/02/01      7,526,102
Henkel Corporation (b)                                                            7,400,000      6.49      10/18/00      7,337,299
                                                                                  8,000,000      6.49      11/27/00      7,874,527
                                                                                  2,000,000      6.52       9/14/00      1,995,291
ING America Insurance Holdings, Inc.                                              3,000,000      6.48      10/11/00      2,978,400
                                                                                 10,000,000      6.49      12/20/00      9,801,694
IPALCO Enterprises (b)                                                           12,900,000      6.55      10/11/00     12,806,117
K2 USA LLC (b)                                                                    5,620,000      6.25      10/10/00      5,581,948
                                                                                  3,000,000      6.25      10/12/00      2,978,646
                                                                                  8,175,000      6.52      10/05/00      8,124,660
                                                                                  1,380,000      6.62       9/18/00      1,375,686
KZH-KMS Corporation (b)                                                          16,100,000      6.52      10/16/00     15,968,785
Kitty Hawk Funding Corporation (b)                                                5,096,000      6.51       9/12/00      5,085,863
                                                                                  3,669,000      6.54       9/27/00      3,651,670
                                                                                 10,600,000      6.55      10/16/00     10,513,212
                                                                                  3,304,000      6.68       9/01/00      3,304,000
Knight-Ridder, Inc. (b)                                                           3,000,000      6.52       9/06/00      2,997,283
                                                                                  3,898,000      6.55       9/01/00      3,898,000
Leland Stanford Junior University                                                 8,200,000      6.54      10/18/00      8,129,986
Lexington Parker Capital Corporation (b)                                         12,800,000      6.50       9/14/00     12,769,955
                                                                                 17,712,000      6.50       9/15/00     17,667,228
Liberty Street Funding Corporation (b)                                            9,600,000      6.52       9/15/00      9,575,659
                                                                                  6,400,000      6.57      10/13/00      6,350,944
Links Finance LLC (b)                                                            19,825,000      6.55      10/13/00     19,673,504
                                                                                 10,675,000      6.58      10/02/00     10,614,514
Long Island College Hospital                                                      5,200,000      6.58      10/13/00      5,160,081
Market Street Funding Corporation (b)                                            10,700,000      6.52       9/25/00     10,653,491
                                                                                 10,000,000      6.54       9/22/00      9,961,850
Marmon Holdings, Inc. (b)                                                         4,000,000      6.50      10/06/00      3,974,722
                                                                                 12,800,000      6.52      10/11/00     12,707,271

--------------------------------------------------------------------------------

                                                                               Principal      Yield to    Maturity     Amortized
                                                                                 Amount       Maturity    Date (d)   Cost (Note 2)
----------------------------------------------------------------------------------------------------------------------------------
Marshall & Ilsley Corporation                                                $ 17,000,000       6.55%       9/29/00    $16,913,394
                                                                                3,000,000       6.55       12/19/00      2,940,504
Merrill Lynch & Company, Inc.                                                   3,500,000       6.48       10/02/00      3,480,470
JP Morgan & Company, Inc.                                                       5,000,000       6.50        9/05/00      4,996,389
                                                                               15,000,000       6.50        9/08/00     14,981,042
Morgan Stanley, Dean Witter & Company                                          12,400,000       6.52       10/16/00     12,298,940
Moriarty, Ltd./Moriarty LLC (b)                                                13,360,000       6.17        9/06/00     13,348,551
                                                                                9,040,000       6.20        9/20/00      9,010,419
National Cooperative Services Corporation (b)                                   3,000,000       6.55        1/16/01      2,925,221
National Rural Utilities Cooperative Finance Corporation                        5,000,000       6.49       11/20/00      4,927,889
Nationwide Building Society                                                    11,550,000       6.22       10/03/00     11,486,193
New York Times Company                                                          1,300,000       6.50        9/18/00      1,296,010
                                                                                7,700,000       6.50        9/19/00      7,674,975
                                                                               12,550,000       6.50        9/20/00     12,506,946
                                                                                5,000,000       6.52        9/12/00      4,990,039
Nordbanken North America, Inc.                                                  7,300,000       6.50        9/08/00      7,290,774
                                                                                3,400,000       6.50        9/15/00      3,391,406
                                                                               20,000,000       6.52       10/24/00     19,807,944
Ohio Solid Waste Revenue                                                        9,000,000       6.65       12/18/00      9,000,000
Oklahoma Industrial Finance Authority                                          10,000,000       6.72       11/01/00     10,000,000
Old Line Funding Corporation (b)                                                4,000,000       6.51        9/14/00      3,990,597
                                                                               12,400,000       6.52        9/20/00     12,357,330
                                                                               13,806,000       6.53        9/11/00     13,780,957
PACCAR Financial Corporation                                                    7,000,000       6.50        9/19/00      6,977,250
                                                                                8,000,000       6.52       11/02/00      7,910,169
Parthenon Receivables Funding LLC (b)                                           6,200,000       6.52        9/25/00      6,173,051
                                                                                5,752,000       6.53       10/05/00      5,716,509
                                                                                3,726,000       6.56        9/13/00      3,717,852
                                                                                1,172,000       6.57       12/27/00      1,146,975
Peacock Funding Corporation (b)                                                 5,127,000       6.50       10/30/00      5,072,383
                                                                                9,764,000       6.50       11/08/00      9,644,120
                                                                                7,100,000       6.51        9/21/00      7,074,322
Pemex Capital, Inc.                                                            12,000,000       6.23       10/10/00     11,919,010
                                                                               10,000,000       6.59       11/06/00      9,879,183
Pharmacia Corporation                                                          10,000,000       6.50       10/16/00      9,918,750
                                                                                5,000,000       6.52       10/06/00      4,968,306
Sara Lee Corporation                                                              128,100       6.22     Upon Demand       128,100
Scaldis Capital, Ltd./Scaldis Capital LLC (b)                                   7,500,000       6.55       11/01/00      7,416,760
                                                                               10,000,000       6.57       10/10/00      9,928,825
E. W. Scripps Company (b)                                                       8,750,000       6.49       11/14/00      8,633,270
                                                                               11,000,000       6.52       10/27/00     10,888,435
Sigma Finance, Inc. (b)                                                        11,050,000       6.25       10/04/00     10,986,693
                                                                                3,950,000       6.40       10/20/00      3,915,591
                                                                                7,900,000       6.51       11/27/00      7,775,713
Society Of New York Hospital Fund, Inc.                                         5,000,000       6.53       12/12/00      4,907,492
Spintab-Swedmortgage AB                                                         5,000,000       6.53       10/17/00      4,958,281
                                                                               14,000,000       6.61        1/02/01     13,683,822
Stellar Funding Group, Inc. (b)                                                 3,310,000       6.52        9/29/00      3,293,215
                                                                                6,560,000       6.54       12/29/00      6,418,184
                                                                               11,650,000       6.63        9/05/00     11,641,418
Sunflowers Funding Corporation (b)                                              8,096,000       6.58       10/10/00      8,038,289
Sunshine State Governmental Financing Commission                               16,000,000       6.52        9/06/00     15,985,511
Total Fina SA (b)                                                              20,700,000       6.49       10/16/00     20,532,071
                                                                               10,000,000       6.50        9/07/00      9,989,167
Triple-A One Funding Corporation (b)                                            2,382,000       6.51        9/11/00      2,377,692
                                                                               15,091,000       6.52        9/05/00     15,080,067
                                                                                1,761,000       6.55       10/26/00      1,743,378
Tulip Funding Corporation (b)                                                   2,225,000       6.65        9/28/00      2,213,903
                                                                               16,440,000       6.67        9/13/00     16,403,471
                                                                                7,800,000       6.80       11/27/00      7,671,820
UBN, Inc.                                                                       7,000,000       6.50        9/07/00      6,992,417
                                                                               16,000,000       6.56       10/10/00     15,886,293
Unifunding, Inc.                                                                6,650,000       6.54       10/17/00      6,594,428
Variable Funding Capital Corporation (b)                                       10,000,000       6.55       10/11/00      9,927,222

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)   August 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

                     STRONG MONEY MARKET FUND (continued)

                                                                                 Principal   Yield to    Maturity     Amortized
                                                                                   Amount    Maturity    Date (d)    Cost (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
Victory Receivables Corporation (b)                                             $ 3,000,000     6.55%     9/11/00   $    2,994,542
                                                                                 10,000,000     6.57      9/18/00        9,968,975
                                                                                  4,865,000     6.57     10/17/00        4,824,158
West Baton Rouge Parish, Louisiana Industrial District Number 3 Revenue (b)       8,450,000     6.63     11/14/00        8,450,000
Whiting, Indiana Industrial Sewage and Solid Waste Disposal Revenue               9,400,000     6.64     12/11/00        9,400,000
Windmill Funding Corporation (b)                                                  8,290,000     6.50      9/11/00        8,275,032
                                                                                 14,300,000     6.52     10/03/00       14,217,124
                                                                                  6,000,000     6.56     10/13/00        5,954,080
Wisconsin Electric Power Company                                                        100     6.23   Upon Demand             100
Wood Street Funding Corporation (b)                                               9,330,000     6.50     11/14/00        9,205,341
                                                                                 11,900,000     6.55     10/13/00       11,809,064
Yorkshire Building Society                                                        9,825,000     6.51     10/16/00        9,745,049
ZCM Matched Funding Corporation (b)                                              19,000,000     6.51      9/25/00       18,917,540
                                                                                  3,000,000     6.55      9/12/00        2,993,996
ZEN-NOH UNICO America Corporation                                                 4,100,000     6.56      9/19/00        4,086,552
----------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper                                                                                               1,909,794,066
----------------------------------------------------------------------------------------------------------------------------------

Corporate Obligations 1.1%
LaSalle Bank North America, Chicago, Illinois Short-Term Bank Notes:
        Tranche 00023, 6.50%                                                      8,000,000     6.50     10/30/00        8,000,000
        Tranche 00024, 6.50%                                                     14,000,000     6.50     11/03/00       14,000,000
----------------------------------------------------------------------------------------------------------------------------------
Total Corporate Obligations                                                                                             22,000,000
----------------------------------------------------------------------------------------------------------------------------------

Taxable Variable Rate Put Bonds 4.1%
Alabama IDA IDR - Southern Tool, Inc. Project                                     5,600,000     6.70      9/07/00        5,600,000
Alabama Incentives Financing Authority Special Obligation                        10,000,000     6.70      9/07/00       10,000,000
Aurora, Kane & DuPage Counties, Illinois IDR                                      1,300,000     6.68      9/07/00        1,300,000
Botsford General Hospital Revenue                                                 4,400,000     6.65      9/01/00        4,400,000
Community Health Systems, Inc.                                                    2,700,000     6.65      9/06/00        2,700,000
Concrete Company                                                                  2,120,000     6.70      9/07/00        2,120,000
Health Midwest Ventures Group, Inc.                                               7,700,000     6.60      9/06/00        7,700,000
Kings Glen Apartments LLC                                                         3,263,000     6.70      9/07/00        3,263,000
Mississippi Business Finance Corporation IDR - GE Plastics Project                2,500,000     6.60      9/01/00        2,500,000
New Jersey EDA EDR - MSNBC/CNBC                                                   7,600,000     6.60      9/01/00        7,600,000
Pointe Chase Apartments LLC                                                       7,000,000     6.70      9/07/00        7,000,000
Radiation Oncology Partners LLP                                                   2,635,000     6.70      9/07/00        2,635,000
Sempra Energy Employee Stock Ownership Plan & Trust (b)                           9,000,000     6.72      9/06/00        9,000,000
T3 Holdings, Inc. (b)                                                            10,000,000     6.62      9/06/00       10,000,000
Thayer Properties LLC                                                             2,970,000     6.70      9/07/00        2,970,000
Tifton Mall, Inc.                                                                 3,560,000     6.70      9/07/00        3,560,000
WLB LLC                                                                           2,000,000     6.70      9/07/00        2,000,000
----------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Put Bonds                                                                                   84,348,000
----------------------------------------------------------------------------------------------------------------------------------

United States Government and Agency Issues 3.7%
Federal Home Loan Bank Bonds, 6.75%, Due 3/15/01                                 35,000,000     6.75      3/15/01       35,000,000
Federal Home Loan Mortgage Corporation Medium-Term Notes,
     6.90%, Due 9/11/01 (f)                                                      40,000,000     6.90      9/11/01       40,000,000
----------------------------------------------------------------------------------------------------------------------------------
Total United States Government and Agency Issues                                                                        75,000,000
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities 102.4%                                                                               2,091,142,066
Other Assets and Liabilities, Net (2.4%)                                                                               (48,178,095)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                                   $2,042,963,971
==================================================================================================================================

--------------------------------------------------------------------------------
                      STRONG MUNICIPAL MONEY MARKET FUND

                                                                                     Principal   Yield to   Maturity    Amortized
                                                                                      Amount    Maturity    Date (d)  Cost (Note 2)
-----------------------------------------------------------------------------------------------------------------------------------
Municipal Bonds 15.9%
Alaska 0.3%
North Slope Boro, Alaska Zero % Capital Appreciation GO                           $  10,000,000   4.28%     1/01/01     $ 9,859,544

Arkansas 0.3%
Bentonville, Arkansas 4.75% Housing Authority MFHR - Bentonville Commons
        Apartments Project                                                            3,500,000   4.75      4/01/01       3,500,000
Rogers, Arkansas 5.00% Residential Facilities Board MFHR - Stoney Brook Common
        Apartments                                                                    4,870,000   5.00      5/01/01       4,870,000
                                                                                                                        -----------
                                                                                                                          8,370,000
Colorado 0.2%
Fort Collins, Colorado MFHR - Dry Creek Apartments Project (e)                        4,490,000   5.05     11/01/00       4,490,000

District of Columbia 1.1%
District of Columbia 4.35% SFHR                                                      33,000,000   4.35      3/21/01      33,000,000

Florida 0.7%
Florida HFC MFHR (e)                                                                 17,145,000   4.70      6/22/01      17,145,000
Orange County, Florida IDA IDR - General Accident Insurance Company Project (e)       3,500,000   5.10     12/01/00       3,494,838
                                                                                                                         20,639,838
Georgia 0.3%
Atlanta, Georgia 6.00% Airport Revenue Refunding (f)                                  9,190,000   4.97      1/01/01       9,221,062

Indiana 0.4%
Penn-Harris-Madison, Indiana 4.50% School Corporation Tax Anticipation Warrants      10,000,000   4.37     12/29/00      10,004,075

Kansas 0.2%
Shawnee, Kansas MFHR - Shawnee Station Apartments Project (e)                         6,000,000   5.00      5/01/01       6,000,000

Louisiana 0.9%
East Baton Rouge, Louisiana Finance Authority SFMR (e)
  Series C                                                                           10,000,000   4.80     11/09/00      10,000,000
  Series D-1                                                                          2,090,000   4.80     11/09/00       2,090,000
  Series D-2                                                                          4,205,000   4.80     11/09/00       4,205,000
Jefferson Parish, Louisiana 4.65% Home Mortgage Authority SFMR                        5,360,000   4.65      6/29/01       5,360,000
Louisiana Housing Finance Agency SFMR (e)                                             4,100,000   5.25      6/01/01       4,100,000
                                                                                                                        -----------
                                                                                                                         25,755,000
Maryland 0.2%
Maryland 4.70% Department of Housing and Community Development Revenue                6,600,000   4.70      6/14/01       6,600,000

Massachusetts 1.3%
Massachusetts 7.50% Health and EFA Revenue - Simmons College Project
  (Pre-Refunding at $103 on 10/01/00)                                                 6,190,000   5.14     10/01/00       6,387,098
Massachusetts Industrial Finance Agency Revenue - Northeast Center for
  Autism Project:
  9.00%                                                                               1,910,000   4.51     11/01/00       1,924,255
  9.50%                                                                               8,910,000   4.52     11/01/00       8,983,714
Massachusetts 9.00% Industrial Finance Agency Tunnel Revenue (Pre-Refunding at
  $102 on 10/01/00)                                                                  13,320,000   5.05     10/01/00      13,629,142
Merrimack Valley, Massachusettes 5.00% Regional Transit Authority RAN                 6,500,000   4.75      6/15/01       6,512,197
                                                                                                                        -----------
                                                                                                                         37,436,406
Minnesota 0.4%
Hopkins, Minnesota 4.50% Independent School District Number 270 Tax
  Anticipation Certificates                                                           4,500,000   4.31      3/22/01       4,504,776
Rochester, Minnesota 5.75% MFHR - Weatherstone Townhomes Apartments Project           6,000,000   5.75     11/01/00       6,000,000
                                                                                                                        -----------
                                                                                                                         10,504,776
New Mexico 0.2%
Bernalillo County, New Mexico MFHR - Valencia Retirement Apartments Project (e)       6,000,000   4.20     12/01/00       6,000,000

New York 0.9%
Amherst, New York Industrial Development Agency IDR - General Accident Insurance
  Company Project (e)                                                                 3,100,000   4.85     11/01/00       3,100,000
Poughkeepsie, New York Industrial Development Agency Senior Living Facilities
  Revenue -
  The Manor at Woodside Project (e)                                                  17,250,000   5.75      9/28/00      17,250,000
Troy, New York 5.00% City School District RAN                                         5,000,000   5.00     10/31/00       5,000,000
                                                                                                                        -----------
                                                                                                                         25,350,000

SCHEDULES OF INVESTMENTS IN SECURITIES (continued) August 31, 2000 (Unaudited)
-------------------------------------------------------------------------------

                STRONG MUNICIPAL MONEY MARKET FUND (continued)

                                                                                Principal   Yield to     Maturity      Amortized
                                                                                  Amount    Maturity     Date (d)     Cost (Note 2)
-----------------------------------------------------------------------------------------------------------------------------------
Ohio 1.5%
Franklin, Ohio MFHR - 260 East Naghten Street Project (e)                     $   6,250,000    5.05%       8/01/01     $  6,250,000
Licking County, Ohio MFHR - Sharon Glyn II Apartments Project (e)                 3,500,000    4.05       10/01/00        3,500,000
Minster, Ohio 5.35% Local School District BAN                                    14,025,000    4.91        1/09/01       14,046,522
Ohio 4.25% Housing Finance Agency Mortgage Revenue                               20,000,000    4.25        3/01/01       20,000,000
                                                                                                                      -------------
                                                                                                                         43,796,522
South Dakota 0.2%
South Dakota 4.60% HDA Revenue - Homeownership Project                            6,000,000    4.60        6/28/01        6,000,000

Tennessee 0.7%
Marion County, Tennessee Environmental IDB EDR - Variform, Inc. Project (e)       7,000,000    4.75        2/01/01        7,000,000
Nashville and Davidson County, Tennessee Metropolitan Government IDB
  Revenue - General Accident Insurance Company of America Project (e)             5,700,000    4.95       11/01/00        5,700,000
Sumner County, Tennessee 4.72% Capital Outlay                                     8,765,000    4.60        6/27/01        8,773,214
                                                                                                                      -------------
                                                                                                                         21,473,214
Texas 1.2%
Greater East Texas Higher Education Authority, Inc. Student Loan Revenue (e)      7,000,000    4.22        2/01/01        7,000,000
Greater Texas Student Loan Corporation Student Loan Revenue (e)                   3,300,000    4.22        2/01/01        3,300,000
                                                                                 10,000,000    4.25        2/01/01       10,000,000
Greater Texas Student Loan Corporation Student Loan Revenue Refunding (e)         8,000,000    4.28        3/01/01        8,000,000
Lower Colorado River Authority Revenue (e)                                        7,240,000    4.00       11/09/00        7,240,000
                                                                                                                      -------------
                                                                                                                         35,540,000
Virginia 0.1%
Newport News, Virginia 4.60% Redevelopment and Housing Authority Revenue -
  Walker Village Project                                                          2,450,000    4.60        4/01/01        2,450,000

West Virginia 1.5%
West Virginia State Hospital Financing Authority Hospital Revenue -
  Charleston Area Medical Project (e)                                            41,900,000    4.71        9/26/00       41,921,406

Wisconsin 0.1%
West Salem, Wisconsin 4.85% School District TRAN                                  4,100,000    4.80        8/24/01        4,101,884

Multiple States 3.2%
USBI Trust Pass-Thru Certificates, Class A (e):
  Series 1998-C                                                                  28,315,000    4.90        9/01/00       28,315,000
  Series 1998-D                                                                  34,750,000    4.75       12/01/00       34,750,000
  Series 1999-E                                                                  25,819,079    5.30        9/01/00       25,819,079
  Series 1999-G                                                                   4,000,000    5.25       11/01/00        4,000,000
                                                                                                                      -------------
                                                                                                                         92,884,079
-----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds                                                                                                   461,397,806
-----------------------------------------------------------------------------------------------------------------------------------
Municipal Commercial Paper 3.9%
Arizona 0.9%
Arizona Industrial Commission Special Fund Tax-Exempt COP Refunding               9,300,000    5.35        9/13/00        9,300,000
                                                                                    500,000    5.50        9/01/00          500,000
Maricopa County, Arizona IDA IDR - Citizens Utilities Company Project             4,000,000    4.70        9/07/00        4,000,000
Mohave County, Arizona IDA IDR - Citizens Utilities Company Project               3,500,000    4.70        9/07/00        3,500,000
Santa Cruz County, Arizona IDA IDR                                                7,680,000    4.70        9/07/00        7,680,000
                                                                                                                      -------------
                                                                                                                         24,980,000
Georgia 0.5%
Georgia Municipal Gas Authority Gas Revenue - Southern Portfolio I Project       15,890,000    5.70        9/13/00       15,890,000

Hawaii 0.9%
Hawaii Department of Budget and Finance Special Purpose Mortgage Revenue -
  Citizens Utilities Company Project:
  Series A                                                                        7,000,000    4.70        9/07/00        7,000,000
  Series C                                                                       10,000,000    4.70        9/07/00       10,000,000
Hawaii Department of Budget and Finance Special Purpose Revenue - The Gas
  Company Project                                                                 8,000,000    4.55        9/07/00        8,000,000
                                                                                                                      -------------
                                                                                                                         25,000,000
Kentucky 0.1%
Jefferson County, Kentucky PCR - Louisville Gas and Electric Company Project      2,000,000    4.60        9/13/00        2,000,000

--------------------------------------------------------------------------------
                STRONG MUNICIPAL MONEY MARKET FUND (continued)

                                                                               Principal    Yield to      Maturity     Amortized
                                                                                Amount       Maturity     Date (d)   Cost (Note 2)
------------------------------------------------------------------------------------------------------------------------------------
Michigan 0.3%
Michigan Building Authority Revenue Facilities Program                         $ 10,000,000    4.80%        9/12/00   $ 10,000,000

Texas 1.2%
Houston Texas Airport System                                                     10,000,000    4.50        12/14/00     10,000,000
Houston Texas Water and Sewer System                                             10,000,000    4.40        12/14/00     10,000,000
Texas Port Development Corporation Adjustable Tender Marine Terminal Refunding
        Revenue - Mitsui & Company USA, Inc. Project                             15,100,000    5.35         9/13/00     15,100,000
                                                                                                                      ------------
                                                                                                                        35,100,000
----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Commercial Paper                                                                                       112,970,000
----------------------------------------------------------------------------------------------------------------------------------

Annual Variable Rate Put Bonds 3.3%
Alabama 0.1%
Selma, Alabama IDB Solid Waste Disposal Revenue - International Paper Company
   Project                                                                        2,900,000    4.35         9/01/00      2,900,000

Louisiana 0.8%
Plaquemines, Louisiana Port Harbor and Terminal District Port Facilities
   Revenue - Chevron Pipe Line Company Project                                   11,250,000    3.50         9/01/01     11,250,000
                                                                                 13,000,000    4.45         9/01/01     12,980,890
                                                                                                                      ------------
                                                                                                                        24,230,890

Maine 0.1%
Jay, Maine Solid Waste Disposal Revenue - International Paper Company
   Project                                                                        3,575,000    4.35         9/01/00      3,575,000

Mississippi 0.9%
Jones County, Mississippi Solid Waste Disposal Revenue - International Paper
   Company Project                                                                2,900,000    4.35         9/01/00      2,900,000
Mississippi Regional Housing Authority Number II MFHR:
   Laurel Park Apartments Project                                                 7,800,000    4.80         6/01/01      7,800,000
   Terrace Park Apartments Project                                               10,500,000    4.95         5/01/01     10,500,000
Mississippi Regional Housing Authority Number 8 MFHR - Magnolia Park
   Apartments Project                                                             6,200,000    4.50         3/01/01      6,200,000
                                                                                                                      ------------
                                                                                                                        27,400,000

Puerto Rico 0.5%
Puerto Rico Industrial, Medical and Environmental PCFA Revenue - Union Carbide
   Corporation Project                                                           13,340,000    5.10         3/15/01     13,340,000

Tennessee 0.2%
Brownsville, Tennessee IDB IDR - Dynametal Technologies, Inc. Project             6,555,000    5.50         6/01/01      6,555,000

Texas 0.5%
Brazos River Authority PCR Refunding - Texas Utilities Electric Company Project  13,545,000    5.00         4/01/01     13,545,000

Multiple States 0.2%
Eastern States Tax-Exempt Mortgage Bond Trust                                     4,280,000    5.19         3/01/01      4,280,000
----------------------------------------------------------------------------------------------------------------------------------
Total Annual Variable Rate Put Bonds                                                                                    95,825,890
----------------------------------------------------------------------------------------------------------------------------------

Semi-Annual Variable Rate Put Bonds 0.5%
Illinois 0.2%
Illinois DFA IDR - General Accident Insurance Company Project                     6,900,000    4.80         9/01/00      6,900,000

Kentucky 0.3%
Scottsville, Kentucky IDR - Sumitomo Electric Wiring Systems, Inc. Project        8,000,000    5.50        11/01/00      8,000,000
----------------------------------------------------------------------------------------------------------------------------------
Total Semi-Annual Variable Rate Put Bonds                                                                               14,900,000
----------------------------------------------------------------------------------------------------------------------------------

Quarterly Variable Rate Put Bonds 0.1%
Minnesota
Minneapolis, Minnesota Revenue - Minneapolis Institute of the Arts Project        1,375,000    4.70         9/30/00      1,375,000
----------------------------------------------------------------------------------------------------------------------------------
Total Quarterly Variable Rate Put Bonds                                                                                  1,375,000
----------------------------------------------------------------------------------------------------------------------------------

Monthly Variable Rate Put Bonds 0.6%
Illinois 0.1%
Green Leaf Ventures, Inc. Tax-Exempt Bond Grantor Trust                           2,000,000    4.80        10/01/00      2,000,000

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)   August 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

                STRONG MUNICIPAL MONEY MARKET FUND (continued)

                                                                                Principal     Yield to     Maturity     Amortized
                                                                                 Amount       Maturity     Date (d)   Cost (Note 2)
------------------------------------------------------------------------------------------------------------------------------------
Maryland 0.2%
Prince George's County, Maryland EDR Refunding - Capital View II LP Facility    $  6,380,000   4.85%       10/01/00   $  6,380,000

Ohio 0.1%
Blue Bell Tax-Exempt Bond Grantor Trust                                            1,621,272   4.85        10/01/00      1,621,272

Multiple States 0.2%
GAF Corporation Tax-Exempt Bond Grantor Trust                                      4,300,000   4.65        10/01/00      4,300,000
Johnson Controls, Inc. Tax-Exempt Bond Grantor Trust                               2,345,000   4.50        10/01/00      2,345,000
                                                                                                                      ------------
                                                                                                                         6,645,000
----------------------------------------------------------------------------------------------------------------------------------
Total Monthly Variable Rate Put Bonds                                                                                   16,646,272
-----------------------------------------------------------------------------------------------------------------------------------

Weekly Variable Rate Put Bonds 63.8%
Alabama 3.0%
Alabama IDA IDR:
  Research Genetics, Inc. Project                                                  2,625,000   4.75         9/08/00      2,625,000
  Whitesell Project                                                                3,950,000   4.65         9/08/00      3,950,000
Alabama Special Care Facilities Financing Authority Mobile Revenue -
  Ascension Health Credit Project                                                 30,100,000   4.60         9/08/00     30,100,000
Athens, Alabama IDB Revenue - Coilplus-Alabama, Inc. Project                       8,000,000   4.65         9/08/00      8,000,000
Bridgeport, Alabama IDB IDR - Beaulieu Nylon, Inc. Project                        10,000,000   4.50         9/08/00     10,000,000
Montgomery, Alabama Downtown Redevelopment Authority Revenue - Southern Poverty
  Law Project                                                                     15,000,000   4.45         9/08/00     15,000,000
Montgomery, Alabama IDB IDR:
  Asphalt Contractors, Inc. Project                                                1,000,000   4.65         9/08/00      1,000,000
  Piknik Properties, Inc. Project                                                  6,000,000   4.50         9/08/00      6,000,000
Pell, Alabama IDB IDR - Kinder/Gorbel Project                                      1,585,000   4.60         9/08/00      1,585,000
Prattville, Alabama IDB IDR - Merchant Realty Company Project                      2,400,000   4.50         9/08/00      2,400,000
Selma, Alabama IDB IDR - Specialty Minerals Project                                4,000,000   4.45         9/08/00      4,000,000
Sulligent, Alabama IDB IDR - Alan White Company, Inc. Project                      2,000,000   4.55         9/08/00      2,000,000
                                                                                                                      ------------
                                                                                                                        86,660,000
Arizona 0.2%
Chandler, Arizona IDA MFHR - Greentree Place Apartments Project                    6,134,000   6.65         9/08/00      6,134,000

Arkansas 0.2%
Arkansas DFA EDR - Conestoga Wood Project                                          4,170,000   4.45         9/08/00      4,170,000
Hope, Arkansas IDR - Champion Parts, Inc. Project                                    800,000   4.65         9/08/00        800,000
Trumann, Arkansas IDR - Roach Manufacturing Corporation Project                    2,000,000   4.55         9/08/00      2,000,000
                                                                                                                      ------------
                                                                                                                         6,970,000
California 0.9%
Glenn, California IDA IDR - Land O' Lakes, Inc. Project                            2,900,000   4.50         9/08/00      2,900,000
Los Angeles, California Community Redevelopment Agency MFHR - Skyline at
  Southpark Project                                                                4,400,000   5.60         9/08/00      4,400,000
Los Angeles, California IDA IDR:
  Kairak, Inc. Project                                                             1,505,000   4.95         9/08/00      1,505,000
  Keystone Engineering Company Project                                             1,210,000   4.95         9/08/00      1,210,000
Los Angeles County, California IDA IDR - Goldberg & Solovy Foods, Inc. Project     2,725,000   5.70         9/08/00      2,725,000
Milpitas, California MFHR - Crossing at Montague Project                           4,500,000   6.75         9/08/00      4,500,000
Ontario, California IDA IDR - P & S Development Project                            2,650,000   4.50         9/08/00      2,650,000
Oxnard, California IDA IDR - O.G. Dehydrated, Inc. Project                         3,050,000   4.59         9/08/00      3,050,000
San Bernardino County, California COP - 1992 Justice Center/Airport Improvements
  Refunding Project                                                                1,960,000   4.85         9/08/00      1,960,000
                                                                                                                      ------------
                                                                                                                        24,900,000
Colorado 0.5%
Aurora, Colorado IDR - Optima Batteries, Inc. Project                              3,430,000   4.50         9/08/00      3,430,000
Colorado HFA EDR - NTA Leasing Company Project                                     1,975,000   4.60         9/08/00      1,975,000
Jefferson County, Colorado IDR - Accutronics, Inc. Project                         1,775,000   4.70         9/08/00      1,775,000
Lakewood, Colorado Jefferson County IDR - Verden Associates-Holiday Inn Project    2,700,000   5.00         9/08/00      2,700,000
Westminster, Colorado IDR - Lifecare International Project                         4,160,000   4.70         9/08/00      4,160,000
                                                                                                                      ------------
                                                                                                                        14,040,000
Florida 4.1%
Bay County, Florida Revenue - Methodist Homes Project                              3,635,000   4.51         9/08/00      3,635,000
Brevard County, Florida IDR - US Space Camp Foundation Project                     3,540,000   4.51         9/08/00      3,540,000
Broward County, Florida HFA MFHR - Sawgrass Pines Apartments Project              12,000,000   4.90         9/08/00     12,000,000
Capital Trust Agency MFHR                                                         35,000,000   4.38         9/08/00     35,000,000

--------------------------------------------------------------------------------

                                                                                        Principal   Yield to  Maturity   Amortized
                                                                                          Amount    Maturity  Date (d) Cost (Note 2)
------------------------------------------------------------------------------------------------------------------------------------
Dade County, Florida IDA IDR - Engelhard/ICC Project                                   $ 8,500,000    5.20%   9/08/00   $  8,500,000
Ithaka Partners II Trust Certificates                                                    4,035,364    4.70    9/08/00      4,035,364
Jacksonville, Florida Hospital Revenue - University Medical Center, Inc. Project:
  Series 1988                                                                            7,500,000    5.70    9/08/00      7,500,000
  Series 1989                                                                            5,700,000    5.70    9/08/00      5,700,000
Miami Beach, Florida Health Facilities Authority Hospital Revenue (c)                   37,910,000    4.48    9/08/00     37,910,000
                                                                                                                        ------------
                                                                                                                         117,820,364
Georgia 8.4%
Athens-Clarke County, Georgia IDA IDR - Nakanishi Manufacturing Corporation Project      8,000,000    5.70    9/08/00      8,000,000
Bremen, Georgia Development Authority IDR - HL-A Company, Inc. Project                   9,000,000    4.95    9/08/00      9,000,000
Bulloch County, Georgia Development Authority Solid Waste Disposal Revenue - Apogee
  Enterprises, Inc. Project                                                              5,400,000    4.40    9/08/00      5,400,000
Cherokee County, Georgia IDA Revenue - Piolax Corporation Project                        7,000,000    5.20    9/08/00      7,000,000
Columbus, Georgia Development Authority Revenue Refunding - Jordan Company Project       1,195,000    4.60    9/08/00      1,195,000
Georgia Municipal Gas Authority Gas Revenue - Agency Project:
  Series A                                                                              51,800,000    5.60    9/08/00     51,800,000
  Series B                                                                              13,500,000    5.60    9/08/00     13,500,000
  Series C                                                                              24,990,000    5.60    9/08/00     24,990,000
Georgia Municipal Gas Authority Gas Revenue - Gas Portfolio II Project:
  Series A                                                                              42,130,000    5.60    9/08/00     42,130,000
  Series B                                                                              58,500,000    5.60    9/08/00     58,500,000
Newton County, Georgia IDA IDR - Komatsu Forklift USA, Inc. Project                      7,500,000    5.70    9/08/00      7,500,000
Rockdale County, Georgia Development Authority IDR - Liochem, Inc. Project               8,000,000    5.70    9/08/00      8,000,000
Savannah, Georgia EDA IDR - Savannah Steel & Metal Company Project                       1,290,000    4.75    9/08/00      1,290,000
Talbot County, Georgia Development Authority IDR - Douglas Asphalt Company Project       1,715,000    4.45    9/08/00      1,715,000
Whitfield County, Georgia Development Authority Solid Waste Disposal Revenue -
  Aladdin Manufacturing Corporation Project                                              3,100,000    4.40    9/08/00      3,100,000
                                                                                                                        ------------
                                                                                                                         243,120,000
Hawaii 1.0%
Hawaii HFA HDC Rental Housing System Revenue                                            19,800,000    4.55    9/08/00     19,800,000
Hawaii HFA HDC SFMR Trust Receipts                                                         600,000    4.40    9/08/00        600,000
Honolulu, Hawaii City and County MFHR - Lolani Regent Project                            8,825,000    4.80    9/08/00      8,825,000
                                                                                                                        ------------
                                                                                                                          29,225,000
Idaho 0.2%
Bonneville County, Idaho IDC IDR - Yellowstone Plastics Project                          5,680,000    4.60    9/08/00      5,680,000

Illinois 4.4%
Arlington Heights, Illinois MFHR Refunding - Dunton Tower Apartments Project             7,050,000    5.15    9/08/00      7,050,000
Carol Stream, Illinois IDR - MI Enterprises Project                                      2,250,000    4.50    9/08/00      2,250,000
Chicago, Illinois IDR - Bullen Midwest, Inc. Project                                     1,910,000    4.63    9/08/00      1,910,000
Clinton, Illinois IDR - McElroy Metal Mill, Inc. Project                                 1,385,000    4.54    9/08/00      1,385,000
Cook County, Illinois Certificates                                                       3,795,000    4.48    9/08/00      3,795,000
Hazel Crest, Illinois Retirement Center Revenue - Waterford Estates Project              3,530,000    5.20    9/08/00      3,530,000
Illinois DFA IDR:
  Homak Manufacturing Company, Inc. Project                                              5,125,000    4.50    9/08/00      5,125,000
  Icon Metalcraft, Inc. Project                                                          2,200,000    4.50    9/08/00      2,200,000
  Knead Dough Baking Company Project                                                     5,720,000    4.50    9/08/00      5,720,000
  MTI Project                                                                            4,000,000    5.70    9/08/00      4,000,000
  MZG Associates LLC Project                                                             5,320,000    4.50    9/08/00      5,320,000
  THK America, Inc. Project                                                              3,700,000    5.80    9/08/00      3,700,000
Illinois DFA Revenue - Provena Health Project                                           66,600,000    4.65    9/08/00     66,600,000
Phoenix Realty Special Account MFHR - Brightons Mark Project                             8,075,000    4.68    9/08/00      8,075,000
Springfield, Illinois Airport Authority Revenue - Allied-Signal, Inc. Project            4,375,000    5.05    9/08/00      4,375,000
Woodridge, Illinois Industrial Revenue - McDavid Knee Guard Project                      1,955,000    4.60    9/08/00      1,955,000
                                                                                                                        ------------
                                                                                                                         126,990,000
Indiana 0.6%
Ashley, Indiana EDR - Trin, Inc. Project                                                 4,000,000    4.95    9/08/00      4,000,000
Brownsburg, Indiana EDR - Zanetis Enterprises Project                                    2,500,000    4.55    9/08/00      2,500,000
Connersville, Indiana EDR - Ohio Valley Aluminum Company Project                         9,000,000    4.50    9/08/00      9,000,000
Indianapolis, Indiana Industrial EDR - Roth Companies, Inc. Project                      2,900,000    4.50    9/08/00      2,900,000
                                                                                                                        ------------
                                                                                                                          18,400,000
Iowa 0.4%
Indianola, Iowa Health Care Facility Revenue Refunding - The Village Project             5,385,000    4.55    9/08/00      5,385,000
Iowa Finance Authority IDR:
  Dixie Bedding Company Project                                                          3,000,000    4.60    9/08/00      3,000,000
  First Cooperative Association Project                                                  3,325,000    4.50    9/08/00      3,325,000
                                                                                                                        ------------
                                                                                                                          11,710,000

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)   August 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

                STRONG MUNICIPAL MONEY MARKET FUND (continued)

                                                                                        Principal  Yield to  Maturity    Amortized
                                                                                         Amount    Maturity  Date (d)  Cost (Note 2)
------------------------------------------------------------------------------------------------------------------------------------
Kansas 0.4%
Kansas DFA MFHR - Trails of Garden City and Cottonwood of Liberal Projects              $ 4,740,000  4.60%   9/08/00   $  4,740,000
Lawrence, Kansas IDR - ProSoCo Project                                                    5,540,000  4.60    9/08/00      5,540,000
                                                                                                                       ------------
                                                                                                                         10,280,000
Kentucky 1.8%
Bardstown, Kentucky IBR - Linpac Materials Handling Project                               6,200,000  4.50    9/08/00      6,200,000
Campbellsville-Taylor County, Kentucky IDA IBR - Cox Interior LLC Project                 3,000,000  4.45    9/08/00      3,000,000
Daviess County, Kentucky MFHR Refunding - Park Regency Apartments Project                 4,155,000  4.50    9/08/00      4,155,000
Hancock County, Kentucky Solid Waste Disposal Revenue - NSA, Ltd. Project                 7,815,000  4.50    9/08/00      7,815,000
Kentucky EDFA Revenue - Pooled Hospital Loan Program                                     13,865,000  4.65    9/08/00     13,865,000
Madisonville, Kentucky IBR - Period, Inc. Project                                         3,875,000  4.60    9/08/00      3,875,000
Russellville, Kentucky IBR - JS Technos Corporation Project                               3,000,000  5.80    9/08/00      3,000,000
Somerset, Kentucky IBR - Tibbals Flooring Company Project                                10,000,000  4.65    9/08/00     10,000,000
                                                                                                                       ------------
                                                                                                                         51,910,000
Louisiana 0.0%
Caddo-Bossier Parishes, Louisiana Port Commission Revenue - Shreveport Fabricators
  Project                                                                                 1,500,000  5.15    9/08/00      1,500,000

Maine 0.4%
Maine Finance Authority Revenue - William Arthur, Inc. Project:
  Series 1997                                                                             1,500,000  4.45    9/08/00      1,500,000
  Series 1998                                                                             3,500,000  4.45    9/08/00      3,500,000
South Berwick, Maine Education Revenue - Berwick Academy Issue                            6,000,000  4.35    9/08/00      6,000,000
                                                                                                                       ------------
                                                                                                                         11,000,000
Maryland 0.7%
Howard County, Maryland MFHR                                                             10,683,000  4.58    9/08/00     10,683,000
Maryland EDC IDR - Lenmar, Inc. Project                                                   5,900,000  4.44    9/08/00      5,900,000
Washington County, Maryland EDR - Tandy Project                                           5,100,000  5.23    9/08/00      5,100,000
                                                                                                                       ------------
                                                                                                                         21,683,000
Massachusetts 0.3%
Massachusetts Industrial Finance Agency IDR - Portland Causeway Realty Trust              2,600,000  4.80    9/08/00      2,600,000
Salem, Massachusetts IDFA IDR - Applied Extrusion Technologies, Inc. Project              6,500,000  4.80    9/08/00      6,500,000
                                                                                                                       ------------
                                                                                                                          9,100,000
Michigan 1.0%
Lansing, Michigan Limited Obligation EDC IDR - Ashland Oil, Inc. Project                  1,400,000  6.08    9/08/00      1,400,000
Michigan Job Development Authority PCR - Mazda Motor Manufacturing USA
  Corporation Project                                                                    11,200,000  5.70    9/08/00     11,200,000
Michigan Strategic Fund, Ltd. Obligation Revenue Refunding:
  Alpha Technology Corporation Project                                                    5,000,000  4.95    9/08/00      5,000,000
  Drake Enterprises Project                                                               4,300,000  4.50    9/08/00      4,300,000
  Midwest Kellering Company Project                                                       3,000,000  4.50    9/08/00      3,000,000
  Sligh Furniture Company Project                                                         3,600,000  4.50    9/08/00      3,600,000
                                                                                                                       ------------
                                                                                                                         28,500,000
Minnesota 1.2%
Burnsville, Minnesota Housing Revenue - Provence LLC Project                             12,650,000  4.70    9/08/00     12,650,000
East Grand Forks, Minnesota Solid Waste Disposal Revenue - American Crystal Sugar
  Company Project                                                                         5,750,000  4.55    9/08/00      5,750,000
New Brighton, Minnesota IDR - Donatelle Holdings Project                                  2,875,000  4.70    9/08/00      2,875,000
Osseo, Minnesota Independent School District Number 279 Trust Certificates                6,390,000  4.60    9/08/00      6,390,000
Princeton, Minnesota IDR - Plastic Products Company, Inc. Project                         1,000,000  4.70    9/08/00      1,000,000
St. Louis Park, Minnesota Health Care Facilities Revenue Trust Certificates               7,000,000  4.50    9/08/00      7,000,000
                                                                                                                       ------------
                                                                                                                         35,665,000
Mississippi 0.3%
Mississippi Business Finance Corporation IDR:
  American Metal Sales, Inc. Project                                                      3,300,000  4.95    9/08/00      3,300,000
  Barclay Furniture Company Project                                                       1,300,000  4.60    9/08/00      1,300,000
  Polks Meat Products, Inc. Project                                                       4,100,000  4.95    9/08/00      4,100,000
                                                                                                                       ------------
                                                                                                                          8,700,000
Missouri 0.9%
Hannibal, Missouri IDA Industrial Revenue - Buckhorn Rubber Products Project              3,300,000  4.50    9/08/00      3,300,000
Missouri Development Finance Board IDR - MFA, Inc. Project:
  Series A                                                                                1,990,000  4.50    9/08/00      1,990,000
  Series B                                                                                  765,000  4.50    9/08/00        765,000
Missouri Economic Development Export and Infrastructure Board IDR:
  Series A                                                                                1,735,000  4.65    9/08/00      1,735,000
  Series D                                                                                2,395,000  4.65    9/08/00      2,395,000

--------------------------------------------------------------------------------

                                                                                         Principal  Yield to  Maturity   Amortized
                                                                                           Amount   Maturity  Date (d) Cost (Note 2)
------------------------------------------------------------------------------------------------------------------------------------
St. Charles County, Missouri IDA IDR - Craftsmen Industries Project                    $  6,195,000  5.58%   9/08/00  $  6,195,000
St. Joseph, Missouri IDA IDR - Albaugh, Inc. Project                                      2,000,000  4.63    9/08/00     2,000,000
Washington, Missouri IDA IDR - Clemco Industries Project                                  5,000,000  4.58    9/08/00     5,000,000
West Plains, Missouri IDA IDR - West Plains Manor Project                                 2,200,000  4.70    9/08/00     2,200,000
                                                                                                                      ------------
                                                                                                                        25,580,000
Nebraska 0.3%
Buffalo County, Nebraska IDR - Agrex, Inc. Project                                        2,510,000  4.40    9/08/00     2,510,000
Nuckolls County, Nebraska IDR - Agrex, Inc. Project                                       5,100,000  4.40    9/08/00     5,100,000
                                                                                                                      ------------
                                                                                                                         7,610,000
Nevada 0.2%
Nevada Department of Commerce IDR - Master-Halco, Inc. Project                            4,900,000  4.45    9/08/00     4,900,000

New Hampshire 0.2%
New Hampshire Business Finance Authority Industrial Facility Revenue - Nickerson
  Assembly Company Project                                                                1,540,000  4.65    9/08/00     1,540,000
New Hampshire IDA Industrial Facility Revenue - Ferrofluidics Corporation-1984 Nashua
  Series Project                                                                          5,000,000  4.95    9/08/00     5,000,000
                                                                                                                      ------------
                                                                                                                         6,540,000
New Jersey 0.3%
Hudson County, New Jersey COP Trusts                                                      4,525,000  4.55    9/08/00     4,525,000
New Jersey EDA EDR - Epitaxx, Inc. Project                                                5,000,000  5.70    9/08/00     5,000,000
                                                                                                                      ------------
                                                                                                                         9,525,000
New Mexico 0.5%
Bernalillo County, New Mexico MFHR - Westwood Villas Project                             13,360,000  5.19    9/08/00    13,360,000

New York 0.6%
Islip, New York IDA IDR - Radiation Dynamics Project                                      6,000,000  5.70    9/08/00     6,000,000
Ontario County, New York IDA IDR Refunding - Seneca Foods Corporation Project             5,185,000  4.65    9/08/00     5,185,000
Wayne County, New York IDA IDR - Seneca Foods Corporation Project                         5,060,000  4.65    9/08/00     5,060,000
                                                                                                                      ------------
                                                                                                                        16,245,000
North Carolina 1.0%
Alleghany County, North Carolina Industrial Facilities and PCFA IDR - Spring-Ford
  Knitting Company, Inc. Project                                                          1,500,000  4.55    9/08/00     1,500,000
Buncombe County, North Carolina Industrial Facilities and PCFA Revenue - Rich Mount,
  Inc. Project                                                                            3,665,000  5.70    9/08/00     3,665,000
Craven County, North Carolina Industrial Facilities and PCFA IDR - Wheatstone
  Corporation Project                                                                     3,440,000  4.75    9/08/00     3,440,000
Gaston County, North Carolina Industrial Facilities and PCFA IDR - Spring-Ford Knitting
  Company, Inc. Project                                                                   3,330,000  4.55    9/08/00     3,330,000
Hoke County, North Carolina Industrial Facilities and PCFA IDR - Triangle Building Supply,
  Inc. Project                                                                            2,125,000  4.75    9/08/00     2,125,000
Mecklenburg County, North Carolina Industrial Facilities and PCFA Industrial Revenue -
  Murata Wiedemann, Inc. Project                                                          5,300,000  5.70    9/08/00     5,300,000
North Carolina Agricultural Finance Authority Agricultural Development Revenue -
  J.E. Jones Lumber Company Project                                                       1,400,000  4.45    9/08/00     1,400,000
North Carolina Ports Authority Exempt Facility Revenue - Jordan Lumber & Supply,
  Inc. Project                                                                            4,285,000  4.75    9/08/00     4,285,000
Rutherford County, North Carolina Industrial Facilities and PCFA IDR - Spring-Ford
  Industries, Inc. Project                                                                5,320,000  4.55    9/08/00     5,320,000
                                                                                                                      ------------
                                                                                                                        30,365,000
North Dakota 0.1%
Traill County, North Dakota Solid Waste Disposal Revenue - American Crystal Sugar
  Company Project                                                                         3,580,000  4.55    9/08/00     3,580,000

Ohio 1.3%
Clipper Tax-Exempt Trust COP                                                             20,903,000  4.53    9/08/00    20,903,000
Cuyahoga County, Ohio IDR - Edge Seal Technologies, Inc. and One Industry Drive,
  Inc. Project                                                                            2,000,000  4.55    9/08/00     2,000,000
Gallia County, Ohio IDR - Harsco Corporation Project                                      3,500,000  5.33    9/08/00     3,500,000
Ohio Housing Finance Agency MFHR - Hunters Glen Apartments Project                        5,370,000  4.60    9/08/00     5,370,000
Ohio Housing Finance Agency Mortgage Revenue                                              6,000,000  4.42    9/08/00     6,000,000
Summit County, Ohio IDR - LKL Properties, Inc. Project                                      725,000  6.50    9/08/00       725,000
                                                                                                                      ------------
                                                                                                                        38,498,000
Oklahoma 0.5%
Broken Arrow, Oklahoma EDA IDR - Paragon Films, Inc. Project                              7,030,000  4.58    9/08/00     7,030,000
Oklahoma City, Oklahoma Industrial and Cultural Facilities Trust Revenue - Oklahoma City
  University Project                                                                      8,500,000  5.70    9/08/00     8,500,000
                                                                                                                      ------------
                                                                                                                        15,530,000

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)   August 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                STRONG MUNICIPAL MONEY MARKET FUND (continued)
--------------------------------------------------------------------------------

                                                                                       Principal   Yield to  Maturity   Amortized
                                                                                        Amount     Maturity  Date (d) Cost (Note 2)
------------------------------------------------------------------------------------------------------------------------------------
Oregon 0.3%
Portland, Oregon Housing Authority MFHR                                              $   7,340,000   4.68%    9/08/00 $  7,340,000

Pennsylvania 1.5%
Bradford County, Pennsylvania IDA Revenue - State Aggregates, Inc. Project               4,000,000   4.45     9/08/00    4,000,000
NorthEastern Pennsylvania Hospital and Education Authority Health Care Revenue -
  Wyoming Valley Health Care Project                                                    25,000,000   4.45     9/08/00   25,000,000
Northumberland County, Pennsylvania IDA Revenue - Drug Plastics and
  Glass Company Project                                                                  4,165,000   4.45     9/08/00    4,165,000
Pennsylvania EDFA EDR - Glade Run Lutheran Services Project                              4,000,000   4.40     9/08/00    4,000,000
Pennsylvania EDFA Revenue:
  Series C-3                                                                             4,290,000   4.45     9/08/00    4,290,000
  Series C-4                                                                             3,305,000   4.45     9/08/00    3,305,000
                                                                                                                      ------------
                                                                                                                        44,760,000
South Carolina 2.6%
Charleston County, South Carolina Industrial Revenue - Tandy Corporation Project         1,000,000   5.75     9/08/00    1,000,000
Fairfield County, South Carolina Industrial Revenue - Fuji Copian Corporation Project    9,000,000   5.70     9/08/00    9,000,000
Richland County, South Carolina IDR - Ashland Oil Project                                1,400,000   6.08     9/08/00    1,400,000
South Carolina Jobs EDA EDR:
  Carolina Cotton Works, Inc. Project                                                    2,700,000   4.40     9/08/00    2,700,000
  Glo-Tex Chemicals, Inc. Project                                                        2,550,000   4.75     9/08/00    2,550,000
South Carolina Jobs EDA IDR:
  Quoizel, Inc. Project                                                                  6,925,000   4.45     9/08/00    6,925,000
  Roller Bearing Company of America, Inc. Project                                        5,000,000   5.13     9/08/00    5,000,000
South Carolina Jobs EDA Revenue                                                         36,995,000   4.48     9/08/00   36,995,000
South Carolina Transportation Infrastructure Bank Revenue                                9,300,000   4.45     9/08/00    9,300,000
                                                                                                                      ------------
                                                                                                                        74,870,000
South Dakota 0.5%
Aberdeen, South Dakota IDR - Lomar Development Company Project                              75,000   5.05     9/08/00       75,000
Brookings, South Dakota IDR - Lomar Development Company Project                          2,000,000   5.05     9/08/00    2,000,000
Hutchinson County, South Dakota IDR - Dakota Plains Ag Center LLC                        1,000,000   4.50     9/08/00    1,000,000
South Dakota HDA Revenue - Housing Development Project                                  10,055,000   4.60     9/08/00   10,055,000
                                                                                                                      ------------
                                                                                                                        13,130,000
Tennessee 3.9%
Carter County, Tennessee IDB MFHR Refunding - Willow Run Apartments Project              6,675,000   4.50     9/08/00    6,675,000
Coffee County, Tennessee Industrial Board, Inc. IDR - McKey Perforated Products
  Project                                                                                2,500,000   4.60     9/08/00    2,500,000
Cumberland County, Tennessee IDB Exempt Facilities Revenue - Fairfield Glade
  Community Club                                                                         7,000,000   4.49     9/08/00    7,000,000
Dover, Tennessee IDB Revenue - Nashville Wire Products Manufacturing Company Project     2,800,000   4.54     9/08/00    2,800,000
Hamilton County, Tennessee IDB IDR:
  Hamilton Plastics, Inc. Project                                                        3,350,000   4.54     9/08/00    3,350,000
Komatsu America Manufacturing Corporation Project                                        5,400,000   4.50     9/08/00    5,400,000
Jackson, Tennessee Health, Educational and Housing Facility Board MFHR - Park Ridge
  Apartments Project                                                                     5,000,000   4.95     9/08/00    5,000,000
Jackson, Tennessee Health, Educational and Housing Facility Board Revenue - Union
  University Project                                                                     4,400,000   4.39     9/08/00    4,400,000
Johnson City, Tennessee Health and Educational Facilities Board Hospital Revenue        42,815,000   4.42     9/08/00   42,815,000
Knox County, Tennessee Health, Educational and Housing Facilities Board Revenue -
  Holston Long Term Care Project                                                         3,900,000   4.50     9/08/00    3,900,000
Memphis, Tennessee City Revenue Finance Corporation MFHR                                14,990,000   4.73     9/08/00   14,990,000
Montgomery County, Tennessee IDB IDR - Nashville Wire Products Project                   3,700,000   4.54     9/08/00    3,700,000
Nashville and Davidson County, Tennessee Metropolitan Government IDB MFHR
  Refunding - Beechwood Terrace, Ltd. Project                                            8,995,000   4.40     9/08/00    8,995,000
                                                                                                                      ------------
                                                                                                                       111,525,000
Texas 3.8%
Arlington, Texas Independent School District GO Certificates                             5,900,000   4.48     9/08/00    5,900,000
Austin County, Texas IDC IDR - Gulf States Toyota, Inc. Project                          3,750,000   5.04     9/08/00    3,750,000
Bastrop County, Texas IDC Industrial Revenue - Biocrest Partners LP Project              3,230,000   5.05     9/08/00    3,230,000
Bexar County, Texas HFC MFHR - UTSA Apartments Project                                   3,700,000   5.03     9/08/00    3,700,000
Bexar County, Texas Health Facilities Development Corporation Revenue                    5,620,000   4.93     9/08/00    5,620,000
Bexar County, Texas IDC IDR - Coilplus-Texas, Inc. Project                               2,000,000   4.95     9/08/00    2,000,000
Deer Park, Texas Port Development Corporation IDR - Ashland Oil, Inc. Project            4,700,000   6.08     9/08/00    4,700,000
Harris County, Texas Health Facilities Development Corporation Revenue                   4,430,000   4.93     9/08/00    4,430,000
Harris County, Texas IDC IDR - North American Galvanizing Project                        4,525,000   4.50     9/08/00    4,525,000
Montgomery County, Texas IDC IDR - Porous Media, Ltd. Project                            3,200,000   4.70     9/08/00    3,200,000
North Central Texas Health Facility Development Corporation Revenue                      6,010,000   4.93     9/08/00    6,010,000
Robstown, Texas IDC IDR - Concrete Pipe and Products Company, Inc. Project               2,000,000   4.60     9/08/00    2,000,000

--------------------------------------------------------------------------------
                STRONG MUNICIPAL MONEY MARKET FUND (continued)

                                                                           Principal     Yield to     Maturity         Amortized
                                                                            Amount       Maturity     Date (d)       Cost (Note 2)
----------------------------------------------------------------------------------------------------------------------------------

Southeast Texas HFC MFHR                                             $    10,920,000       4.63%       9/08/00      $   10,920,000
Texas Transportation Trust Receipts                                       34,900,000       4.45        9/08/00          34,900,000
Waco, Texas IDC IDR - Chad A. Greif Trust Project                          6,400,000       4.54        9/08/00           6,400,000
Waxahachie, Texas IDA Waste Disposal Revenue - Temple/Re-Con,
  Inc. Project                                                             8,200,000       4.80        9/08/00           8,200,000
                                                                                                                    --------------
                                                                                                                       109,485,000

Virginia 0.1%
Chesapeake, Virginia Redevelopment and Housing Authority MFHR
  - Tidewater House LP Project                                             3,131,000       4.60        9/08/00           3,131,000

Washington 0.0%
Pierce County, Washington EDC Revenue - Brown & Haley Project                835,000       5.55        9/08/00             835,000

Wisconsin 2.0%
Appleton, Wisconsin IDR:
        Graphic Communications Project                                     2,100,000       4.45        9/08/00           2,100,000
        Great Northern Corporation Project                                 1,500,000       4.45        9/08/00           1,500,000
Ashland, Wisconsin IDR - Larson-Juhl US LLC Project                        4,600,000       4.44        9/08/00           4,600,000
Ashwaubenon, Wisconsin IDR:
        Pioneer Metal Finishing, Inc. Project                              1,615,000       4.95        9/08/00           1,615,000
        Valley Packaging Supply Company Project                            2,425,000       4.60        9/08/00           2,425,000
Belgium, Wisconsin IDR - Trimen Industries Project                         1,250,000       4.50        9/08/00           1,250,000
Columbus, Wisconsin IDR - Maysteel Corporation Project                     2,000,000       4.75        9/08/00           2,000,000
Combined Locks, Wisconsin IDR - Appleton Papers, Inc. Project              4,300,000       4.50        9/08/00           4,300,000
De Pere, Wisconsin IDR - Cleaning Systems, Inc. Project                    3,625,000       4.60        9/08/00           3,625,000
Eau Claire, Wisconsin IDR - Eau Claire Press Company Project               2,850,000       4.45        9/08/00           2,850,000
Franklin, Wisconsin IDR - Smyczek/ECS Project                              2,000,000       4.60        9/08/00           2,000,000
Fremont, Wisconsin IDR - Wohlt Cheese Corporation Project                  2,800,000       4.60        9/08/00           2,800,000
Ladysmith, Wisconsin Solid Waste Disposal Facility Revenue -
  CityForest Corporation Project                                           2,700,000       5.05        9/08/00           2,700,000
Merrill, Wisconsin IDR - C&H Packaging Company, Inc. Project               5,800,000       4.45        9/08/00           5,800,000
Middleton, Wisconsin IDR - Fristam Pumps, Inc. Project                     2,100,000       4.60        9/08/00           2,100,000
Milwaukee, Wisconsin Redevelopment Authority Development
  Revenue Refunding - Helwig Carbon Products Project                       3,500,000       4.60        9/08/00           3,500,000
New London, Wisconsin IDR - Steel King Industries, Inc. Project            2,630,000       4.70        9/08/00           2,630,000
Rhinelander, Wisconsin Industrial Revenue - American Plastics
  Company Project                                                          3,165,000       4.45        9/08/00           3,165,000
Sturgeon Bay, Wisconsin IDR - Midwest Wire Realty Project                  1,000,000       4.50        9/08/00           1,000,000
West Bend, Wisconsin IDR - BesTech Tool Corporation Project                1,600,000       4.45        9/08/00           1,600,000
Wisconsin HDA and EDA Business Development Revenue Refunding
  - Zero Zone, Inc. Project                                                3,420,000       4.45        9/08/00           3,420,000
                                                                                                                    --------------
                                                                                                                        56,980,000
Wyoming 0.2%
Campbell County, Wyoming IDR - Powder Basin Properties Project             5,635,000       4.45        9/08/00           5,635,000

Multiple States 13.0%
Capital Realty Investments Tax-Exempt Fund, Ltd. Floating Rate
  Certificates:
        Series 1996-4                                                     38,770,000       4.59        9/08/00          38,770,000
        Series 1996-5                                                     27,135,000       4.54        9/08/00          27,135,000
Charter Mac Floating Rate Certificate Trust I Certificates                33,500,000       4.48        9/08/00          33,500,000
Clipper Tax-Exempt Certificate Trusts                                    111,632,000       4.58        9/08/00         111,632,000
Clipper Tax-Exempt Trust COP                                              55,989,000       4.58        9/08/00          55,989,000
Macon Trust Pooled Certificates                                           60,517,450       4.58        9/08/00          60,517,450
Pitney Bowes Credit Corporation Leasetops Trusts                           8,801,655       4.45        9/08/00           8,801,655
Puttable Floating Option Tax-Exempt Receipts                               7,110,000       4.58        9/08/00           7,110,000
                                                                          27,169,000       4.63        9/08/00          27,169,000
                                                                           5,485,000       4.73        9/08/00           5,485,000
                                                                                                                    --------------
                                                                                                                       376,109,105
----------------------------------------------------------------------------------------------------------------------------------
Total Weekly Variable Rate Put Bonds                                                                                 1,845,520,469
----------------------------------------------------------------------------------------------------------------------------------
Daily Variable Rate Put Bonds 12.6%
Alabama 0.1%
Haleyville, Alabama IDB IDR - Cusseta Wood Products, Inc. Project          1,240,000       4.55        9/01/00           1,240,000
Montgomery, Alabama IDB IDR - Knox Kershaw, Inc. Project                   3,190,000       4.45        9/01/00           3,190,000
                                                                                                                    --------------
                                                                                                                         4,430,000
Arkansas 0.1%
Greene County, Arkansas IDR - Jimmy Sanders, Inc. Project                  4,200,000       4.45        9/01/00           4,200,000

Delaware 0.1%
Delaware EDA Revenue - Delmarva Power and Light Company Project            2,800,000       4.55        9/01/00           2,800,000

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)   August 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

STRONG MUNICIPAL MONEY MARKET FUND (continued)

                                                                           Principal     Yield to     Maturity         Amortized
                                                                            Amount       Maturity     Date (d)       Cost (Note 2)
----------------------------------------------------------------------------------------------------------------------------------
District of Columbia 5.0%
District of Columbia Revenue - Medlantic Project
        Series B                                                         $ 74,600,000       5.60%     9/01/00      $    74,600,000
        Series C                                                           69,200,000       5.60      9/01/00           69,200,000
                                                                                                                   ---------------
                                                                                                                       143,800,000
Illinois 0.3%
Illinois DFA Revenue - Provena Health Project                               8,000,000       4.65      9/01/00            8,000,000

Kentucky 1.5%
Lehman Brothers, Inc. Floating Pooled Trust Receipts (c)                   43,825,000       4.80      9/01/00           43,825,000

Louisiana 0.1%
Caddo-Bossier Parishes, Louisiana Port Commission Revenue -
  Oakley Louisiana Company Project                                          3,860,000       4.45      9/01/00            3,860,000

Mississippi 0.1%
Mississippi Business Finance Corporation IDR - Jimmy Sanders,
  Inc. Project                                                              1,900,000       4.45      9/01/00            1,900,000

Missouri 0.2%
Missouri Development Finance Board Lease Revenue - Missouri
  Association of Municipal Utilities Lease Project                          5,000,000       4.30      9/01/00            5,000,000

New York 2.3%
New York, New York IDA IDR - Nippon Cargo Airlines Company, Ltd.
  Project                                                                  32,200,000       4.95      9/01/00           32,200,000
New York, New York Transitional Finance Authority Revenue                  34,500,000       4.45      9/01/00           34,500,000
                                                                                                                   ---------------
                                                                                                                        66,700,000

Texas 0.8%
Gulf Coast Waste Disposal Authority - Amoco Oil Company Project             7,700,000       4.45      9/01/00            7,700,000
Gulf Coast Waste Disposal Authority Environmental Facilities Revenue -
  Bayer Corporation Project                                                16,100,000       4.45      9/01/00           16,100,000
                                                                                                                   ---------------
                                                                                                                        23,800,000
Virginia 0.4%
Richmond Virginia IDA Revenue - Cogentrix of Richmond Project:
        Series A                                                            6,800,000       4.60      9/01/00            6,800,000
        Series B                                                            3,500,000       4.60      9/01/00            3,500,000
                                                                                                                   ---------------
                                                                                                                        10,300,000
Wyoming 1.6%
Converse County, Wyoming Environmental Improvement Revenue -
  PacifiCorp Project                                                        3,000,000       4.55      9/01/00            3,000,000
Lincoln County, Wyoming Environmental Improvement Revenue -
  PacifiCorp Project                                                        7,100,000       4.55      9/01/00            7,100,000
Sweetwater County, Wyoming Environmental Improvement Revenue -
  PacifiCorp Project                                                       21,400,000       4.55      9/01/00           21,400,000
Sweetwater County, Wyoming PCR - PacifiCorp Project                        15,000,000       4.65      9/01/00           15,000,000
                                                                                                                   ---------------
                                                                                                                        46,500,000
----------------------------------------------------------------------------------------------------------------------------------
Total Daily Variable Rate Put Bonds                                                                                    365,115,000
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities 100.7%                                                                               2,913,750,437
Other Assets and Liabilities, Net (0.7%)                                                                               (20,230,097)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                                  $ 2,893,520,340
==================================================================================================================================

LEGEND
--------------------------------------------------------------------------------
(a) Short-term investments include any security which has a maturity of less than one year.
(b)  Restricted security.
(c) All or a portion of security is pledged or segregated as collateral on open futures contracts, open written option contracts, or when-issued securities.
(d) Maturity date represents actual maturity or the longer of the next put date or interest adjustment date. For U.S. Government Agency Securities, maturity date represents actual maturity or the next interest adjustment date.
(e)  Variable rate security.
(f)  When-issued security.
(g)  Affiliated Issuer (See Note 8 of Notes to Financial Statements).
(h)  See Note 2(I) of Notes to Financial Statements.

Percentages are stated as a percent of net assets.

--------------------------------------------------------------------------------


ABBREVIATIONS
------------------------------------------------------------------------------
The following is a list of abbreviations that may be used in the Schedules of Investments in Securities:
BAN     - Bond Anticipation Notes
BP      - Basis Points
CDA     - Commercial Development Authority
CDR     - Commercial Development Revenue
COP     - Certificates of Participation
DFA     - Development Finance Authority
EDA     - Economic Development Authority
EDC     - Economic Development Corporation
EDFA    - Economic Development Finance Authority
EDR     - Economic Development Revenue
EFA     - Educational Facilities Authority
EXTRAS  - Extendable Rate Adjustable Securities
GO      - General Obligation
HDA     - Housing Development Authority
HDC     - Housing Development Corporation
HFA     - Housing Finance Authority
HFC     - Housing Finance Corporation
IBA     - Industrial Building Authority
IBR     - Industrial Building Revenue
IDA     - Industrial Development Authority
IDB     - Industrial Development Board
IDC     - Industrial Development Corporation
IDFA    - Industrial Development Finance Authority
IDR     - Industrial Development Revenue
IFA     - Investment Finance Authority
MERLOT  - Municipal Exempt Receipt - Liquidity Optional Tender
MFHR    - Multi-Family Housing Revenue
MFMR    - Multi-Family Mortgage Revenue
PCFA    - Pollution Control Financing Authority
PCR     - Pollution Control Revenue
RAN     - Revenue Anticipation Notes
SFHR    - Single Family Housing Revenue
SFMR    - Single Family Mortgage Revenue
TAN     - Tax Anticipation Notes
TRAN    - Tax and Revenue Anticipation Notes

                      See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
August 31, 2000 (Unaudited)

                                                                (In Thousands, Except As Noted)

                                                                            Strong
                                                                        Advantage Fund
                                                                        --------------
Assets:
  Investments in Securities, at Value (Cost of $2,435,389)              $    2,413,049
  Receivable for Fund Shares Sold                                                  182
  Dividends and Interest Receivable                                             26,958
  Paydown Receivable                                                               463
                                                                        --------------
  Total Assets                                                               2,440,652

Liabilities:
  Payable for Securities Purchased                                               5,000
  Payable for Fund Shares Redeemed                                                 841
  Dividends Payable                                                             13,424
  Variation Margin Payable                                                         475
  Accrued Operating Expenses and Other Liabilities                               2,392
                                                                        --------------
  Total Liabilities                                                             22,132
                                                                        --------------
Net Assets                                                              $    2,418,520
                                                                        ==============

Net Assets Consist of:
  Capital Stock (par value and paid-in capital)                         $    2,467,078
  Accumulated Net Realized Loss                                                (25,579)
  Net Unrealized Depreciation                                                  (22,979)
                                                                        --------------
  Net Assets                                                            $    2,418,520
                                                                        ==============

Investor Class ($ and shares in full)
  Net Assets                                                            $2,082,633,347
  Capital Shares Outstanding (Unlimited Number Authorized)                 210,543,073

Net Asset Value Per Share                                               $         9.89
                                                                        ==============

Institutional Class ($ and shares in full)
  Net Assets                                                            $  335,858,308
  Capital Shares Outstanding (Unlimited Number Authorized)                  33,973,463

Net Asset Value Per Share                                               $         9.89
                                                                        ==============

Advisor Class ($ and shares in full)
  Net Assets                                                            $       28,292
  Capital Shares Outstanding (Unlimited Number Authorized)                       2,861

Net Asset Value Per Share                                               $         9.89
                                                                        ==============

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
August 31, 2000 (Unaudited)

                                                                (In Thousands, Except As Noted)

                                                                       Strong Municipal
                                                                        Advantage Fund
                                                                        --------------
Assets:
  Investments in Securities, at Value
    Unaffiliated Issuers (Cost of $1,474,004)                           $    1,453,663
    Affiliated Issuers (Cost of $178,200)                                      178,200
  Dividends and Interest Receivable                                             17,446
  Other Assets                                                                     484
                                                                        --------------
  Total Assets                                                               1,649,793

Liabilities:
  Payable for Securities Purchased                                              11,325
  Payable for Fund Shares Redeemed                                                 797
  Dividends Payable                                                              6,053
  Variation Margin Payable                                                          15
  Accrued Operating Expenses and Other Liabilities                                 380
                                                                        --------------
  Total Liabilities                                                             18,570
                                                                        --------------
Net Assets                                                              $    1,631,223
                                                                        ==============

Net Assets Consist of:
  Capital Stock (par value and paid-in capital)                         $    1,660,368
  Accumulated Net Realized Loss                                                 (8,372)
  Net Unrealized Depreciation                                                  (20,773)
                                                                        --------------
  Net Assets                                                            $    1,631,223
                                                                        ==============

Investor Class ($ and shares in full)
  Net Assets                                                            $1,246,087,669
  Capital Shares Outstanding (Unlimited Number Authorized)                 251,829,347

Net Asset Value Per Share                                               $         4.95
                                                                        ==============

Institutional Class ($ and shares in full)
  Net Assets                                                            $  385,135,093
  Capital Shares Outstanding (Unlimited Number Authorized)                  77,803,561

Net Asset Value Per Share                                               $         4.95
                                                                        ==============

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
August 31, 2000 (Unaudited)

                                                                (In Thousands, Except As Noted)

                                                                       Strong Heritage
                                                                          Money Fund
                                                                        ---------------
Assets:
 Investments in Securities, at Amortized Cost                           $     1,670,834
 Interest Receivable                                                              2,222
 Other Assets                                                                        69
                                                                        ---------------
 Total Assets                                                                 1,673,125

Liabilities:
 Payable for Securities Purchased                                                30,000
 Dividends Payable                                                                8,753
 Accrued Operating Expenses and Other Liabilities                                   104
                                                                        ---------------
 Total Liabilities                                                               38,857
                                                                        ---------------
Net Assets                                                              $     1,634,268
                                                                        ===============

Net Assets Consist of:

Investor Class ($ and shares in full)
 Capital Stock (par value and paid-in capital)                          $ 1,446,896,116
                                                                        ===============
 Capital Shares Outstanding (Unlimited Number Authorized)                 1,446,896,116


Net Asset Value Per Share                                               $          1.00
                                                                        ===============

Institutional Class ($ and shares in full)
        Capital Stock (par value and paid-in capital)                   $   187,356,585
                                                                        ===============
        Capital Shares Outstanding (Unlimited Number Authorized)            187,356,585

Net Asset Value Per Share                                               $          1.00
                                                                        ===============

Advisor Class ($ and shares in full)
        Capital Stock (par value and paid-in capital)                   $        15,000
                                                                        ===============
Capital Shares Outstanding (Unlimited Number Authorized)                         15,000

Net Asset Value Per Share                                               $          1.00
                                                                        ===============

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
August 31, 2000 (Unaudited)

                                                              (In Thousands, Except As Noted)

                                                                                             Strong
                                                          Strong                            Municipal
                                                          Investors       Strong Money    Money Market
                                                          Money Fund       Market Fund        Fund
                                                          ----------      ------------    ------------
Assets:
   Investments in Securities, at Amortized Cost           $  650,888       $2,091,142      $2,913,750
   Receivable for Securities Sold                                  -                -               1
   Receivable for Fund Shares Sold                                 -              550               -
   Interest Receivable                                           774            2,774          19,676
   Other Assets                                                    6               52           1,286
                                                          ----------       ----------      ----------
   Total Assets                                              651,668        2,094,518       2,934,713

Liabilities:
  Payable for Securities Purchased                            14,500           40,000          30,648
  Payable for Fund Shares Redeemed                                 -            1,005             117
  Dividends Payable                                            3,464           10,397          10,187
  Accrued Operating Expenses and Other Liabilities                74              152             241
                                                          ----------       ----------      ----------
  Total Liabilities                                           18,038           51,554          41,193
                                                          ----------       ----------      ----------
Net Assets                                                $  633,630       $2,042,964      $2,893,520
                                                          ==========       ==========      ==========

Net Assets Consist of:
  Capital Stock (par value and paid-in capital)           $  633,630  $2,042,964    $2,893,520
                                                          ==========  ==========    ==========
  Capital Shares Outstanding (Unlimited
   Number Authorized)                                        633,630   2,042,964     2,893,520

Net Asset Value Per Share                                 $     1.00  $     1.00    $     1.00
                                                          ==========  ==========    ==========

                     See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended August 31, 2000 (Unaudited)

                                                         (In Thousands)


                                                             Strong
                                                            Advantage
                                                              Fund
                                                            ---------
Income:
  Interest                                                   $86,144
  Dividends                                                    3,075
                                                            ---------
  Total Income                                                89,219

Expenses:
  Investment Advisory Fees                                     4,216
  Administrative Fees - Investor Class                         2,774
  Administrative Fees - Institutional Class                       32
  Custodian Fees                                                  39
  Shareholder Servicing Costs - Investor Class                 1,385
  Shareholder Servicing Costs - Institutional Class               24
  Reports to Shareholders - Investor Class                       348
  Transfer Agency Banking Charges - Investor Class                68
  Transfer Agency Banking Charges - Institutional Class            5
  Other                                                          172
                                                            ---------
  Total Expenses                                               9,063
                                                            ---------
Net Investment Income                                         80,156


Realized and Unrealized Gain (Loss):
  Net Realized Loss on:
    Investments                                              (11,461)
    Futures Contracts and Options                             (2,701)
                                                            ---------
    Net Realized Loss                                        (14,162)
  Net Change in Unrealized Appreciation/Depreciation on:
    Investments                                               20,049
    Futures Contracts and Options                               (589)
                                                            ---------
    Net Change in Unrealized Appreciation/Depreciation        19,460
                                                            ---------
Net Gain on Investments                                        5,298
                                                            ---------
Net Increase in Net Assets Resulting from Operations        $ 85,454
                                                            =========




                      See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (continued)
--------------------------------------------------------------------------------
For the Six Months Ended August 31, 2000 (Unaudited)

                                                         (In Thousands)


                                                        Strong Municipal
                                                           Advantage
                                                              Fund
                                                        ----------------
Income:
  Interest                                                   $ 41,028
  Dividends - Affiliated Issuers                                2,522
                                                             --------
  Total Income                                                 43,550

Expenses:
  Investment Advisory Fees                                      4,303
  Administrative Fees - Investor Class                            327
  Administrative Fees - Institutional Class                         6
  Custodian Fees                                                   30
  Shareholder Servicing Costs - Investor Class                    188
  Shareholder Servicing Costs - Institutional Class                 4
  Reports to Shareholders - Investor Class                         57
  Reports to Shareholders - Institutional Class                     2
  Transfer Agency Banking Charges - Investor Class                 43
  Transfer Agency Banking Charges - Institutional Class             1
  Other                                                           139
                                                             --------
  Total Expenses before Waivers and Absorptions                 5,100
  Voluntary Expense Waivers and Absorptions by Advisor           (425)
                                                             --------
  Expenses, Net                                                 4,675
                                                             --------
Net Investment Income                                          38,875

Realized and Unrealized Gain (Loss):
  Net Realized Loss on:
    Investments                                                (3,315)
    Futures Contracts and Options                                (274)
                                                             --------
    Net Realized Loss                                          (3,589)
  Net Change in Unrealized Appreciation/Depreciation on:
    Investments                                                  (402)
    Futures Contracts and Options                                (352)
                                                             --------
    Net Change in Unrealized Appreciation/Depreciation           (754)
                                                             --------
Net Loss on Investments                                        (4,343)
                                                             --------
Net Increase in Net Assets Resulting from Operations         $ 34,532
                                                             ========


                      See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (continued)
--------------------------------------------------------------------------------------------------------------
For the Six Months Ended August 31, 2000 (Unaudited)

                                                                                               (In Thousands)

                                                                                               Strong Heritage
                                                                                                  Money Fund
                                                                                               ---------------
Interest Income                                                                                      $ 49,858

Expenses:
  Investment Advisory Fees                                                                              1,614
  Administrative Fees - Investor Class                                                                  2,053
  Administrative Fees - Institutional Class                                                                11
  Custodian Fees                                                                                           13
  Shareholder Servicing Costs - Investor Class                                                            210
  Shareholder Servicing Costs - Institutional Class                                                         9
  Reports to Shareholders - Investor Class                                                                 63
  Reports to Shareholders - Institutional Class                                                             2
  Transfer Agency Banking Charges - Investor Class                                                        116
  Transfer Agency Banking Charges - Institutional Class                                                     4
  Other                                                                                                   117
                                                                                                      -------
  Total Expenses before Waivers and Absorptions                                                         4,212
  Voluntary Expense Waivers and Absorptions by Advisor                                                 (1,279)
                                                                                                      -------
  Expenses, Net                                                                                         2,933
                                                                                                      -------
Net Investment Income and Net Increase
  in Net Assets Resulting from Operations                                                             $46,925
                                                                                                      =======



                                                             Strong                              Strong Municipal
                                                            Investors          Strong Money        Money Market
                                                            Money Fund         Market Fund            Fund
                                                            ----------         -----------       -----------------
Interest Income                                               $18,669             $65,805             $64,770

Expenses:
  Investment Advisory Fees                                      1,444               5,118               6,861
  Custodian Fees                                                    5                  17                  16
  Shareholder Servicing Costs                                     579               2,454                 428
  Reports to Shareholders                                         125                 507                 136
  Other                                                            82                 339                 467
                                                              -------             -------             -------
  Total Expenses before Waivers and Absorptions                 2,235               8,435               7,908
  Voluntary Expense Waivers and Absorptions by Advisor         (1,879)             (1,781)                 --
                                                              -------             -------             -------
  Expenses, Net                                                   356               6,654               7,908
                                                              -------             -------             -------
Net Investment Income and Net Increase
 in Net Assets Resulting from Operations                      $18,313             $59,151             $56,862
                                                              =======             =======             =======



                      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------

                                                                              (In Thousands)



                                                                           Strong Advantage Fund
                                                                  ------------------------------------------
                                                                    Six Months Ended          Year Ended
                                                                      Aug. 31, 2000          Feb. 29, 2000
                                                                  -------------------     ------------------
                                                                       (Unaudited)
Operations:
  Net Investment Income                                              $    80,156             $   154,708
  Net Realized Loss                                                      (14,162)                 (3,266)
  Net Change in Unrealized Appreciation/Depreciation                      19,460                 (18,129)
                                                                     -----------             -----------
  Net Increase in Net Assets Resulting from Operations                    85,454                 133,313

Distributions:
  From Net Investment Income:
     Investor Class                                                      (69,369)               (149,282)
     Institutional Class                                                 (11,010)                 (5,480)
     Advisor Class                                                            (1)                     (1)
                                                                     -----------             -----------
     Total Distributions                                                 (80,380)               (154,763)

Capital Share Transactions (Note 4):
  Net Decrease in Net Assets from Capital Share Transactions              (1,487)               (329,956)
                                                                     -----------             -----------
Total Increase (Decrease) in Net Assets                                    3,587                (351,406)

Net Assets:
  Beginning of Period                                                  2,414,933               2,766,339
                                                                     -----------             -----------
  End of Period                                                      $ 2,418,520             $ 2,414,933
                                                                     ===========             ===========


                                                                                Strong Municipal
                                                                                Advantage Fund
                                                                  ------------------------------------------
                                                                    Six Months Ended          Year Ended
                                                                      Aug. 31, 2000          Feb. 29, 2000
                                                                  -------------------     ------------------
                                                                       (Unaudited)
Operations:
  Net Investment Income                                               $    38,875            $    89,235
  Net Realized Loss                                                        (3,589)                (2,120)
  Net Change in Unrealized Appreciation/Depreciation                         (754)               (30,235)
                                                                       ----------            -----------
  Net Increase in Net Assets Resulting from Operations                     34,532                 56,880

Distributions:
  From Net Investment Income:
    Investor Class                                                        (37,539)               (89,235)
    Institutional Class                                                    (1,336)                    --
                                                                       ----------            -----------
    Total Distributions                                                   (38,875)               (89,235)

Capital Share Transactions (Note 4):
  Net Decrease in Net Assets from Capital Share Transactions             (156,606)              (346,395)
                                                                       ----------            -----------
Total Decrease in Net Assets                                             (160,949)              (378,750)

Net Assets:
  Beginning of Period                                                   1,792,172              2,170,922
                                                                      -----------            -----------
  End of Period                                                       $ 1,631,223            $ 1,792,172
                                                                      ===========            ===========


                      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
------------------------------------------------------------------------------------------------------------

                                                                              (In Thousands)


                                                                         Strong Heritage Money Fund
                                                                   -----------------------------------------
                                                                    Six Months Ended          Year Ended
                                                                      Aug. 31, 2000          Feb. 29, 2000
                                                                   -------------------     -----------------
                                                                       (Unaudited)
Operations:
  Net Investment Income and Net Increase in Net Assets
    Resulting from Operations                                          $    46,925            $    75,157

Distributions:
  From Net Investment Income:
    Investor Class                                                         (43,290)               (75,157)
    Institutional Class                                                     (3,635)                    --
                                                                       -----------            -----------
    Total Distributions                                                    (46,925)               (75,157)

Capital Share Transactions (Note 4):
  Net Increase (Decrease) in Net Assets from Capital Share
  Transactions                                                             200,495               (402,911)
                                                                       -----------            -----------
Total Increase (Decrease) in Net Assets                                    200,495               (402,911)

Net Assets:
  Beginning of Period                                                    1,433,773              1,836,684
                                                                       -----------            -----------
  End of Period                                                        $ 1,634,268            $ 1,433,773
                                                                       ===========            ===========



                                                        Strong Investors                Strong Money            Strong Municipal
                                                           Money Fund                   Market Fund             Money Market Fund
                                                  --------------------------    -------------------------   ------------------------
                                                  Six Months         Year       Six Months        Year      Six Months       Year
                                                    Ended           Ended         Ended          Ended        Ended          Ended
                                                   Aug. 31,        Feb. 29,      Aug. 31,       Feb. 29,     Aug. 31,       Feb. 29,
                                                    2000             2000          2000           2000         2000           2000
                                                  ---------        ---------    ----------      ---------   ----------      --------
                                                  (Unaudited)                   (Unaudited)                 (Unaudited)
Operations:
  Net Investment Income and Net Increase in
        Net Assets Resulting from Operations      $   18,313       $  20,158    $   59,151     $   90,519   $   56,862   $   79,531

Distributions from Net Investment Income             (18,313)        (20,158)      (59,151)       (90,519)     (56,862)     (79,531)

Capital Share Transactions (Note 4):
  Net Increase in Net Assets from Capital Share
        Transactions                                 116,510         261,476        43,939         72,836      426,141      362,874
                                                  ----------       ---------    ----------      ---------   ----------    ---------
Total Increase in Net Assets                         116,510         261,476        43,939         72,836      426,141      362,874

Net Assets:
  Beginning of Period                                517,120         255,644     1,999,025      1,926,189    2,467,379    2,104,505
                                                  ----------       ---------    ----------      ---------   ----------    ---------
  End of Period                                   $  633,630       $ 517,120    $2,042,964     $1,999,025   $2,893,520   $2,467,379
                                                  ==========       =========    ==========     ==========   ==========   ==========


                      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
August 31, 2000 (Unaudited)

1. Organization
   The accompanying financial statements represent the Strong Cash Management Funds (the "Funds"), which include the following funds, each with its own investment objectives and policies:

   -  Strong Advantage Fund, Inc./(1)(2)/*
   - Strong Municipal Advantage Fund (a series of Strong Municipal Funds, Inc./(1)(4)/*)
   - Strong Heritage Money Fund (a series of Strong Heritage Reserve Series, Inc./(1)(3)/*)
   - Strong Investors Money Fund (a series of Strong Heritage Reserve Series, Inc./(1)/)
   -  Strong Money Market Fund, Inc./(1)/
   - Strong Municipal Money Market Fund (a series of Strong Municipal Funds, Inc./(1)/)

      /(1)/ A diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended.

      /(2)/ Effective September 1, 1999, the Strong Advantage Fund, Inc. has issued three classes of shares: Investor Class, Institutional Class and Advisor Class. The Advisor Class shares are subject to an annual distribution fee as described in Note 3.

      /(3)/ Effective April 1, 2000, the Strong Heritage Money Fund has issued three classes of shares: Investor Class, Institutional Class and Advisor Class. The Advisor Class shares are subject to an annual distribution fee as described in Note 3.

      /(4)/ Effective August 1, 2000, the Strong Municipal Advantage Fund has issued two classes of shares: Investor Class and Institutional Class.

      * Each class of shares has identical rights and privileges except with respect to voting rights on matters pertaining to that class.

2. Significant Accounting Policies
   The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

   (A) Security Valuation -- Securities of Strong Advantage Fund and Strong Municipal Advantage Fund are valued at fair value through valuations obtained by a commercial pricing service or the mean of the bid and asked prices when no last sales price is available. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors. Securities which are purchased within 60 days of their stated maturity and all investments in Strong Heritage Money Fund, Strong Investors Money Fund, Strong Money Market Fund and Strong Municipal Money Market Fund are valued at amortized cost, which approximates fair value, whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Amortized cost for federal income tax and financial reporting purposes is the same.

            The Funds may own certain investment securities which are restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer's financial performance. The Funds generally bear the costs, if any, associated with the disposition of restricted securities. Aggregate cost and fair value of these restricted securities held at August 31, 2000 were as follows:

                                                 Aggregate        Aggregate      Percent of
                                                   Cost           Fair Value      Net Assets    Liquid*
                                              --------------   --------------    ----------    --------
            Strong Advantage Fund             $  905,321,455   $  895,081,819       37.0%        88.6%
            Strong Heritage Money Fund           924,264,417      930,937,409       57.0%       100.0%
            Strong Investors Money Fund          354,798,953      356,892,879       56.3%       100.0%
            Strong Money Market Fund           1,152,327,812    1,159,857,914       56.8%       100.0%

            *Percentage of restricted securities which are either Section 4(2) commercial paper or are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and also have been determined to be liquid by the Advisor based upon guidelines established by the Fund's Board of Directors.

   (B) Federal Income and Excise Taxes and Distributions to Shareholders -- The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required.

            Net investment income or net realized gains for financial statement purposes may differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

            Each Fund generally pays dividends from net investment income monthly and distributes any net capital gains that it realizes annually. Dividends are declared on each day that the net asset value is calculated, except for bank holidays.

--------------------------------------------------------------------------------
August 31, 2000 (Unaudited)

 (C) Realized Gains and Losses on Investment Transactions -- Investment security transactions are recorded as of the trade date. Gains or losses realized on investment transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

 (D) Certain Investment Risks -- The Funds may utilize derivative instruments including options, futures, and other instruments with similar characteristics to the extent that they are consistent with the Funds' investment objectives and limitations. The Funds intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices or interest rates. The use of these instruments may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.

     Investments in foreign denominated assets or forward currency contracts may involve greater risks than domestic investments due to currency, political, economic, regulatory and market risks.

 (E) Futures -- Upon entering into a futures contract, the Funds pledge to the broker cash or other investments equal to the minimum "initial margin" requirements of the exchange. Additional securities held by the Funds may be designated as collateral on open futures contracts. The Funds also receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin," and are recorded as unrealized gains or losses. When the futures contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

 (F) Options -- The Funds may write put or call options. Premiums received by the Funds upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses. When an option expires, is exercised, or is closed, the Funds realize a gain or loss, and the liability is eliminated. The Funds continue to bear the risk of adverse movements in the price of the underlying asset during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. Securities held by the Funds may be designated as collateral on written options.

 (G) Foreign Currency Translation -- Investment securities and other assets and liabilities initially expressed in foreign currencies are converted daily to U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income are converted to U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses.

 (H) Forward Foreign Currency Exchange Contracts -- Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Funds record an exchange gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

 (I) Repurchase Agreements -- The Funds may enter into repurchase agreements with institutions that the Funds' investment advisor, Strong Capital Management, Inc. ("the Advisor"), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The Funds require that the collateral, represented by securities (primarily U.S. Government securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Funds to obtain those securities in the event of a default of the repurchase agreement. On a daily basis, the Advisor monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amounts owed to the Funds under each repurchase agreement.

 (J) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in these financial statements. Actual results could differ from those estimates.

 (K) Expense Offset Arrangements -- Certain Funds pay a portion of their custodian fees indirectly through expense offset arrangements. Custodian fees are reduced for Funds that maintain compensating balances in non-interest bearing accounts. The Funds could have invested the assets used to pay for the custodian fees, had the assets not been used in the expense offset arrangements. For the six months ended August 31, 2000, the Strong Municipal Money Market Fund paid $3,614 through expense offset arrangements.

 (L) Other -- Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and discounts. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

--------------------------------------------------------------------------------

3. Related Party Transactions
   The Advisor, with whom certain officers and directors of the Funds are affiliated, provides investment advisory, administrative, shareholder recordkeeping and related services to the Funds. Investment advisory and net assets of the respective Fund:

                                                                      Administrative     Administrative            Administrative
                                                                          Fees -                Fees -                 Fees -
                               Advisory Fees      Advisory Fees       Investor Class      Institutional Class      Advisor Class
                               Mar. 1, 2000-      Aug. 1, 2000-       Mar. 1, 2000-          Mar. 1, 2000-         Mar. 1, 2000-
                             July 31, 2000/(1)/ Aug. 31, 2000/(2)/ Aug. 31, 2000/(2)(3)/ Aug. 31, 2000/(2)(3)/ Aug. 31, 2000/(2)(3)/
                             ------------------ ------------------ --------------------- --------------------- ---------------------
   Strong Advantage Fund           0.35%              0.30%               0.25%                  0.02%                 0.25%
   Strong Municipal Advantage
   Fund                            0.60%              0.30%               0.30%                  0.02%                   *
   Strong Heritage Money Fund      0.50%              0.15%               0.35%                  0.02%                 0.02%
   Strong Investors Money Fund     0.50%              0.50%                 *                      *                     *
   Strong Money Market Fund        0.50%              0.50%                 *                      *                     *
   Strong Municipal Money
   Market Fund                     0.50%              0.50%                 *                      *                     *

      * The Strong Investors Money Fund, Strong Money Market Fund and Strong Municipal Money Market Fund do not charge Administrative Fees or offer Institutional or Advisor Class shares. The Strong Municipal Advantage Fund does not offer Advisor Class Shares.

    /(1)/ Effective 3-01-00 to 3-31-00 for Strong Heritage Money Fund.

    /(2)/ Effective 4-01-00 to 8-31-00 for Strong Heritage Money Fund.

    /(3)/ Effective 8-01-00 to 8-31-00 for Municipal Advantage Fund.

   Based on the terms of the advisory agreements, advisory fees, administrative fees and other expenses will be waived or absorbed by the Advisor if the Fund's operating expenses exceed 2% of the average daily net assets of the Fund. In addition, the Fund's Advisor may voluntarily waive or absorb certain expenses at its discretion. Shareholder recordkeeping and related service fees are based on contractually established rates for each open and closed shareholder account. The Advisor also allocates to each Fund certain charges or credits resulting from transfer agency banking activities based on each Fund's level of subscription and redemption activity. Charges allocated to the Funds by the Advisor are included in Other Expenses in the Funds' Statement of Operations. Credits allocated by the Advisor serve to reduce the shareholder servicing expenses incurred by the Funds and are reported as Fees Paid Indirectly by Advisor in the Funds' Statement of Operations. The Advisor is also compensated for certain other services related to costs incurred for reports to shareholders.

   The Strong Advantage Fund and Strong Heritage Money Fund have entered into a distribution agreement with Strong Investments, Inc. (the "Distributor"), pursuant to Rule 12b-1 under the 1940 Act, on behalf of each of the Fund's Advisor Class shares. Under the agreement, the Distributor is paid an annual rate of 0.25% of the average daily net assets of the Advisor Class shares as compensation for services provided and expenses incurred, including amounts paid to brokers or dealers, in connection with the sale of the Fund's shares. During the period March 1, 2000 to August 31, 2000, Strong Advantage Fund incurred $31 of 12b-1 fees. During the period April 1, 2000 to August 31, 2000, the Strong Heritage Money Fund incurred $16 of 12b-1 fees.

   Strong Advantage Fund and Strong Municipal Advantage Fund may invest cash in money market funds sponsored and managed by the Advisor, subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicate investment advisory fees, advisory fees of each Fund are reduced by an amount equal to advisory fees paid to the Advisor under its investment advisory agreement with the money market funds.

   Certain information regarding related party transactions, excluding the effects of waivers and absorptions, for the six months ended August 31, 2000, is as follows:

                                             Payable to     Shareholder Servicing  Transfer Agency    Unaffiliated
                                             Advisor at      and Other Expenses        Banking         Directors'
                                           Aug. 31, 2000       Paid to Advisor         Charges            Fees
                                           -------------    ---------------------  ---------------    ------------
   Strong Advantage Fund                    $ 257,301           $1,413,124            $ 72,715           $5,331
   Strong Municipal Advantage Fund             36,628              192,373              44,376            3,877
   Strong Heritage Money Fund                  39,171              219,363             119,833            3,034
   Strong Investors Money Fund                 67,394              580,425               8,925              998
   Strong Money Market Fund                   152,381            2,462,120             252,131            4,164
   Strong Municipal Money Market Fund         128,321              429,410             303,083            5,007

   The Advisor owns 57% and 100% of the outstanding Advisor Class shares of the Strong Advantage Fund and Strong Heritage Money fund, respectively. The Strong Growth Fund and Strong Opportunity Fund own 19% and 16% of the outstanding Institutional Class shares of the Strong Heritage Money Fund, respectively.

--------------------------------------------------------------------------------
August 31, 2000 (Unaudited)

4.   Capital Share Transactions

                                                                 Strong Advantage Fund
                                                         -------------------------------------
                                                         Six Months Ended         Year Ended
                                                          Aug. 31, 2000         Feb. 29, 2000
                                                         ---------------         -------------
                                                           (Unaudited)             (Note 1)
Capital Share Transactions of Each Class of
   Shares of the Funds Were as Follows:

INVESTOR CLASS
   Proceeds from Shares Sold                              $ 699,656,485         $ 1,638,747,425
   Proceeds from Reinvestment of Distributions               61,503,309             137,003,912
   Payment for Shares Redeemed                             (890,606,985)         (2,313,175,285)
                                                           ------------          --------------
   Net Decrease in Net Assets from
     Capital Share Transactions                            (129,447,191)           (537,423,948)

INSTITUTIONAL CLASS
   Proceeds from Shares Sold                                216,218,225             243,835,593
   Proceeds from Reinvestment of Distributions                9,974,011               4,394,921
   Payment for Shares Redeemed                              (98,244,299)            (40,778,287)
                                                           ------------          --------------
   Net Increase in Net Assets from
     Capital Share Transactions                             127,947,937             207,452,227

ADVISOR CLASS
   Proceeds from Shares Sold                                     12,000                 260,337
   Proceeds from Reinvestment of Distributions                      214                      --
   Payment for Shares Redeemed                                       --                (244,333)
                                                           ------------          --------------
   Net Increase in Net Assets from
     Capital Share Transactions                                  12,214                  16,004
                                                           ------------          --------------
Net Decrease in Net Assets from
   Capital Share Transactions                             ($  1,487,040)        ($  329,955,717)
                                                           ============          ==============


Transactions in Shares of Each Class of
   the Funds Were as Follows:

INVESTOR CLASS
   Sold                                                      70,922,844             165,265,116
   Issued in Reinvestment of Distributions                    6,235,548              13,816,153
   Redeemed                                                 (90,283,400)           (233,361,689)
                                                           ------------          --------------
   Net Decrease in Shares                                   (13,125,008)            (54,280,420)

INSTITUTIONAL CLASS
   Sold                                                      21,934,133              24,672,726
   Issued in Reinvestment of Distributions                    1,011,788                 445,245
   Redeemed                                                  (9,957,633)             (4,132,796)
                                                           ------------          --------------
   Net Increase in Shares                                    12,988,288              20,985,175

ADVISOR CLASS
   Sold                                                           1,218                  26,376
   Issued in Reinvestment of Distributions                           22                      --
   Redeemed                                                          --                 (24,755)
                                                           ------------          --------------
   Net Increase in Shares                                         1,240                   1,621
                                                           ------------            ------------
Net Decrease in Shares of the Fund                             (135,480)            (33,293,624)
                                                           ============           =============

--------------------------------------------------------------------------------

                                                                  Strong Municipal
                                                                   Advantage Fund
                                                      ----------------------------------------
                                                        Six Months Ended         Year Ended
                                                         Aug. 31, 2000          Feb. 29, 2000
                                                      --------------------     ---------------
                                                      (Unaudited) (Note 1)
Capital Share Transactions of Each Class of
  Shares of the Funds Were as Follows:

INVESTOR CLASS
  Proceeds from Shares Sold                           $   487,201,288          $ 1,615,970,724
  Proceeds from Reinvestment of Distributions              32,755,763               80,780,433
  Payment for Shares Redeemed                          (1,061,690,539)          (2,043,146,413)
                                                      ---------------          ---------------
  Net Decrease in Net Assets from
    Capital Share Transactions                           (541,733,488)            (346,395,256)

INSTITUTIONAL CLASS
  Proceeds from Shares Sold                               392,127,617                       --
  Proceeds from Reinvestment of Distributions                      --                       --
  Payment for Shares Redeemed                              (7,000,000)                      --
                                                      ---------------          ---------------
  Net Increase in Net Assets from
    Capital Share Transactions                            385,127,617                       --
                                                      ---------------          ---------------
Net Decrease in Net Assets from
  Capital Share Transactions                         ($   156,605,871)        ($   346,395,256)
                                                      ===============          ===============
Transactions in Shares of Each Class of
  the Funds Were as Follows:

INVESTOR CLASS
  Sold                                                     98,501,121              322,494,889
  Issued in Reinvestment of Distributions                   6,619,506               16,123,911
  Redeemed                                               (214,489,372)            (408,229,221)
                                                      ---------------          ---------------
  Net Decrease in Shares                                 (109,368,745)             (69,610,421)

INSTITUTIONAL CLASS
  Sold                                                     79,217,702                       --
  Issued in Reinvestment of Distributions                          --                       --
  Redeemed                                                 (1,414,141)                      --
                                                      ---------------          ---------------
  Net Increase in Shares                                   77,803,561                       --
                                                      ---------------          ---------------
Net Decrease in Shares of the Fund                        (31,565,184)             (69,610,421)
                                                      ===============          ===============

--------------------------------------------------------------------------------
August 31, 2000 (Unaudited)

                                                              Strong Heritage Money Fund
                                                       ----------------------------------------
                                                        Six Months Ended         Year Ended
                                                          Aug. 31, 2000         Feb. 29, 2000
                                                       -------------------     ---------------
                                                       (Unaudited) (Note 1)
Capital Share Transactions of Each Class of
  Shares of the Funds Were as Follows:

INVESTOR CLASS
  Proceeds from Shares Sold                            $ 1,000,215,689         $ 1,819,792,681
  Proceeds from Reinvestment of Distributions               39,242,884              70,333,240
  Payment for Shares Redeemed                           (1,026,335,948)         (2,293,036,089)
                                                       ---------------         ---------------
  Net Increase (Decrease) in Net Assets from
    Capital Share Transactions                              13,122,625            (402,910,168)

INSTITUTIONAL CLASS
  Proceeds from Shares Sold                                395,510,336                      --
  Proceeds from Reinvestment of Distributions                1,573,140                      --
  Payment for Shares Redeemed                             (209,726,891)                     --
                                                       ---------------         ---------------
  Net Increase  in Net Assets from
    Capital Share Transactions                             187,356,585                      --

ADVISOR CLASS
  Proceeds from Shares Sold                                     15,000                      --
  Proceeds from Reinvestment of Distributions                       --                      --
  Payment for Shares Redeemed                                       --                      --
                                                       ---------------         ---------------
  Net Increase in Net Assets from
    Capital Share Transactions                                  15,000                      --
                                                       ---------------         ---------------
Net Increase (Decrease) in Net Assets from
  Capital Share Transactions                           $   200,494,210         ($  402,910,168)
                                                       ===============         ===============
Transactions in Shares of Each Class of
  the Funds Were as Follows:

INVESTOR CLASS
  Sold                                                   1,000,215,689           1,819,792,681
  Issued in Reinvestment of Distributions                   39,242,884              70,333,240
  Redeemed                                              (1,026,335,948)         (2,293,036,089)
                                                       ---------------         ---------------
  Net Increase (Decrease) in Shares                         13,122,625            (402,910,168)

INSTITUTIONAL CLASS
  Sold                                                     395,510,336                      --
  Issued in Reinvestment of Distributions                    1,573,140                      --
  Redeemed                                                (209,726,891)                     --
                                                       ---------------         ---------------
  Net Increase in Shares                                   187,356,585                      --

ADVISOR CLASS
  Sold                                                          15,000                      --
  Issued in Reinvestment of Distributions                           --                      --
  Redeemed                                                          --                      --
                                                       ---------------         ---------------
  Net Increase in Shares                                        15,000                      --
                                                       ---------------         ---------------
Net Increase (Decrease) in Shares of the Fund              200,494,210            (402,910,168)
                                                       ===============         ===============

                                                             Strong Investors                      Strong Money
                                                                Money Fund                          Market Fund
                                                     ---------------------------------   ---------------------------------
                                                     Six Months Ended     Year Ended     Six Months Ended     Year Ended
                                                      Aug. 31, 2000      Feb. 29, 2000    Aug. 31, 2000      Feb. 29, 2000
                                                     ----------------    -------------   ----------------    -------------
                                                       (Unaudited)                         (Unaudited)
Capital Share Transactions of Each of
  the Funds Were as Follows:
  Proceeds from Shares Sold                           $   335,714,049    $ 562,665,205    $ 1,414,469,311    $ 2,712,343,984
  Proceeds from Reinvestment of Distributions              16,304,783       17,714,045         55,121,001         85,586,423
  Payment for Shares Redeemed                            (235,509,150)    (318,902,590)    (1,425,651,497)   $(2,725,094,594)
                                                      ---------------    -------------    ---------------    ---------------
  Net Increase in Net Assets from
    Capital Share Transactions                        $   116,509,682    $ 261,476,660    $    43,938,815    $    72,835,813
                                                      ===============    =============    ===============    ===============
Transactions in Shares of Each of the
  Funds Were as Follows:
  Sold                                                    335,714,049      562,665,205      1,414,469,311      2,712,343,984
  Issued in Reinvestment of Distributions                  16,304,783       17,714,045         55,121,001         85,586,423
  Redeemed                                               (235,509,150)    (318,902,590)    (1,425,651,497)    (2,175,094,594)
                                                      ---------------    -------------    ---------------    ---------------
  Net Increase in Shares of the Fund                      116,509,682      261,476,660         43,938,815         72,835,813
                                                      ===============    =============    ===============    ===============

                                                             Strong Municipal
                                                             Money Market Fund
                                                     ----------------------------------
                                                     Six Months Ended      Year Ended
                                                      Aug. 31, 2000       Feb. 29, 2000
                                                     ----------------    --------------
                                                       (Unaudited)
Capital Share Transactions of Each of
  the Funds Were as Follows:
  Proceeds from Shares Sold                           $ 2,923,582,241   $ 5,697,775,929
  Proceeds from Reinvestment of Distributions              49,176,505        69,705,320
  Payment for Shares Redeemed                          (2,546,616,952)   (5,404,607,866)
                                                     ----------------   ---------------
  Net Increase in Net Assets from
    Capital Share Transactions                        $   426,141,794   $   362,873,383
                                                     ================   ===============

Transactions in Shares of Each of
  the Funds Were as Follows:
  Sold                                                  2,923,582,241     5,697,775,929
  Issued in Reinvestment of Distributions                  49,176,505        69,705,320
  Redeemed                                             (2,546,616,952)   (5,404,607,866)
                                                     ----------------   ---------------
  Net Increase in Shares of the Fund                      426,141,794       362,873,383
                                                     ================   ===============

5. Line of Credit
   The Strong Funds, excluding Strong Heritage Money Fund, Strong Investors Money Fund, Strong Money Market Fund and Strong Municipal Money Market Fund, have established a line of credit agreement ("LOC") with certain financial institutions to be used for temporary or emergency purposes, primarily for financing redemption payments. Combined borrowings among all participating Strong Funds are subject to a $350 million cap on the total LOC. For an individual Fund, borrowings under the LOC are limited to either the lesser of 15% of the market value of the Fund's total assets or any explicit borrowing limits in the Fund's prospectus. Principal and interest on each borrowing under the LOC are due not more than 60 days after the date of the borrowing. Borrowings under the LOC bear interest based on prevailing market rates as defined in the LOC. A commitment fee of 0.08% per annum is incurred on the unused portion of the LOC and is allocated to all participating Strong Funds. At August 31, 2000, there were no borrowings by the Funds outstanding under the LOC.

--------------------------------------------------------------------------------
August 31, 2000 (Unaudited)

6. Investment Transactions
   The aggregate purchases and sales of long-term securities for the six months ended August 31, 2000, were as follows:

                                                Purchases                           Sales
                                      ------------------------------    -----------------------------
                                      U.S. Government                   U.S. Government
                                        and Agency         Other          and Agency        Other
                                      ---------------   ------------    ---------------  ------------
   Strong Advantage Fund              $   84,918,419    $788,392,223    $ 76,453,683     $718,082,540
   Strong Municipal Advantage Fund                --     221,840,589              --      278,054,526

7. Income Tax Information

   The investment cost, gross unrealized appreciation and depreciation on investments and capital loss carryovers (expiring in varying amounts through 2007) for federal income tax purposes were as follows:

                                                            At August 31, 2000                     at February 29, 2000
                                           ------------------------------------------------------  --------------------
                                           Federal Tax     Unrealized    Unrealized       Net        Net Capital Loss
                                              Cost        Appreciation  Depreciation  Depreciation      Carryovers
                                           -----------    ------------  ------------  ------------ --------------------
   Strong Advantage Fund                  $2,435,410,024  $ 11,222,242  $ 33,583,696  $ 22,361,454     $11,445,097
   Strong Municipal Advantage Fund         1,652,203,510     1,988,907    22,329,308    20,340,401       4,856,542

8. Investments in Affiliates

   Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer, and any other Strong Fund. A summary of transactions in the securities of these issuers during the six months ended August 31, 2000 is as follows:

                                        Balance of       Gross      Gross Sales    Balance of      Value      Dividend Income
                                       Shares Held     Purchases        and        Shares Held    Aug. 31,    Mar. 1, 2000 -
                                       Mar. 1, 2000  and Additions   Reductions   Aug. 31, 2000     2000       Aug. 31, 2000
                                       ------------  -------------  -----------   -------------   --------    ---------------
  Strong Municipal Advantage Fund
  ----------------------------------
  Strong Municipal Money Market Fund     71,400,000    613,700,000  506,900,000     178,200,000  $178,200,000     $ 2,522,420

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STRONG ADVANTAGE FUND--INVESTOR CLASS
--------------------------------------------------------------------------------

                                                                                      Period Ended
                                                          ------------------------------------------------------------------------
                                                          Aug. 31,   Feb. 29,  Feb. 28,  Feb. 28,  Feb. 28,   Feb. 29,    Dec. 31,
Selected Per-Share Data/(a)/                              2000/(b)/   2000      1999       1998      1997     1996/(c)/     1995
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $    9.87  $   9.95  $  10.08  $  10.09  $  10.03   $   10.04   $  9.98
Income From Investment Operations:
   Net Investment Income                                       0.32      0.59      0.59      0.62      0.62        0.10      0.67
   Net Realized and Unrealized Gains (Losses) on
    Investments                                                0.02     (0.08)    (0.13)    (0.01)     0.06       (0.01)     0.06
----------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                            0.34      0.51      0.46      0.61      0.68        0.09      0.73
Less Distributions:
   From Net Investment Income                                 (0.32)    (0.59)    (0.59)    (0.62)    (0.62)      (0.10)    (0.67)
----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                        (0.32)    (0.59)    (0.59)    (0.62)    (0.62)      (0.10)    (0.67)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $    9.89   $  9.87  $   9.95  $  10.08  $  10.09   $   10.03    $10.04
==================================================================================================================================
Ratios and Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
   Total Return                                                +3.5%     +5.2%     +4.6%     +6.3%     +7.0%       +0.9%     +7.5%
   Net Assets, End of Period (In Millions)                $   2,083   $ 2,208  $  2,766  $  2,164  $  1,520   $   1,000    $  990
   Ratio of Expenses to Average Net Assets                      0.8%*     0.8%      0.7%      0.8%      0.8%        0.8%      0.8%
   Ratio of Net Investment Income to Average Net Assets         6.4%*     5.9%      5.8%      6.2%      6.2%        6.3%*     6.6%
   Portfolio Turnover Rate/(d)/                                33.8%     48.1%     79.3%    109.6%    154.9%       17.2%    183.7%

STRONG ADVANTAGE FUND--INSTITUTIONAL CLASS
-------------------------------------------------------------------------------
                                                               Period Ended
                                                            -------------------
                                                            Aug. 31,  Feb. 29,
Selected Per-Share Data/(a)/                                2000/(b)/ 2000/(e)/
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $    9.87   $  9.89
Income From Investment Operations:
   Net Investment Income                                       0.34      0.32
   Net Realized and Unrealized Gains (Losses) on
    Investments                                                0.02     (0.02)
-------------------------------------------------------------------------------
   Total from Investment Operations                            0.36      0.30
Less Distributions:
   From Net Investment Income                                 (0.34)    (0.32)
-------------------------------------------------------------------------------
   Total Distributions                                        (0.34)    (0.32)
-------------------------------------------------------------------------------
Net Asset Value, End of Period                            $    9.89   $  9.87
===============================================================================
Ratios and Supplemental Data
-------------------------------------------------------------------------------
   Total Return                                                +3.7%     +3.1%
   Net Assets, End of Period (In Millions)                $     336   $   207
   Ratio of Expenses to Average Net Assets                      0.4%*     0.4%*
   Ratio of Net Investment Income to Average Net Assets         6.9%*     6.5%*
   Portfolio Turnover Rate/(d)/                                33.8%     48.1%

  * Calculated on an annualized basis.

(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.

(b) For the six months ended August 31, 2000 (unaudited).

(c) In 1996, the Fund changed its fiscal year-end from December to February.

(d) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) For the period from September 1, 1999 (Commencement of Class) to February 29, 2000 (Note 1).

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
STRONG ADVANTAGE FUND--ADVISOR CLASS
-----------------------------------------------------

                                                                  Period Ended
                                                             ----------------------
                                                             Aug. 31,     Feb. 29,
Selected Per-Share Data/(a)/                                 2000/(b)/    2000/(c)/
-----------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $  9.87       $   9.89
Income From Investment Operations:
  Net Investment Income                                        0.30           0.27
  Net Realized and Unrealized Gains (Losses) on Investments    0.02          (0.02)
-----------------------------------------------------------------------------------
  Total from Investment Operations                             0.32           0.25
Less Distributions:
  From Net Investment Income                                  (0.30)         (0.27)
-----------------------------------------------------------------------------------
  Total Distributions                                         (0.30)         (0.27)
-----------------------------------------------------------------------------------
Net Asset Value, End of Period                              $  9.89       $   9.87
===================================================================================

Ratios and Supplemental Data
-----------------------------------------------------------------------------------
  Total Return                                                 +3.3%          +2.6%
  Net Assets, End of Period (In Millions)                   $     0/(d)/  $      0/(d)/
  Ratio of Expenses to Average Net Assets                       1.1%*          1.1%*
  Ratio of Net Investment Income to Average Net Assets          6.1%*          5.7%*
  Portfolio Turnover Rate/(e)/                                 33.8%          48.1%

STRONG MUNICIPAL ADVANTAGE FUND--INVESTOR CLASS
--------------------------------------------------------------------------------

                                                                                        Period Ended
                                                            --------------------------------------------------------------------
                                                            Aug. 31,       Feb. 29,  Feb. 28, Feb. 28,    Feb. 28,    Feb. 29,
Selected Per-Share Data/(a)/                                2000/(b)/        2000      1999     1998        1997      1996/(g)/
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $  4.96       $   5.04  $   5.03  $  5.01      $ 5.01      $  5.00
Income From Investment Operations:
  Net Investment Income                                        0.12           0.21      0.21     0.22        0.25         0.06
  Net Realized and Unrealized Gains (Losses) on
   Investments                                                (0.01)         (0.08)     0.01     0.02        0.00/(f)/    0.01
--------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                             0.11           0.13      0.22     0.24        0.25         0.07
Less Distributions:
  From Net Investment Income                                  (0.12)         (0.21)    (0.21)   (0.22)      (0.25)       (0.06)
  From Net Realized Gains                                        --             --        --       --        0.00/(f)/      --
--------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                         (0.12)         (0.21)    (0.21)   (0.22)      (0.25)       (0.06)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $  4.95       $   4.96  $   5.04  $  5.03      $ 5.01      $  5.01
================================================================================================================================
Ratios and Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
  Total Return                                                 +2.2%         +2.7%      +4.5%    +5.0%       +5.1%        +1.4%
  Net Assets, End of Period (In Millions)                   $ 1,246       $ 1,792   $  2,171  $ 1,012      $  644      $   132
  Ratio of Expenses to Average Net Assets
    Without Waivers and Absorptions                             0.6%*         0.6%       0.6%     0.7%        0.7%         0.7%*
  Ratio of Expenses to Average Net Assets                       0.6%*         0.6%       0.5%     0.4%        0.0%/(f)/    0.0%*
  Ratio of Net Investment Income to Average Net Assets          4.6%*         4.3%       4.1%     4.5%        5.0%         4.9%*
  Portfolio Turnover Rate/(e)/                                 25.0%         35.0%      36.0%    49.6%       40.8%        17.1%

  * Calculated on an annualized basis.

(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.

(b) For the six months ended August 31, 2000 (unaudited).

(c) For the period from September 1, 1999 (Commencement of Class) to February 29, 2000 (Note 1).

(d) Amount is less than $500,000.

(e) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f) Amount calculated is less than $0.01 or 0.1%.

(g) For the period from November 30, 1995 (inception) to February 29, 1996.

                      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------
STRONG MUNICIPAL ADVANTAGE FUND--INSTITUTIONAL CLASS
-----------------------------------------------------------
                                               Period Ended
                                                  Aug. 31,
Selected Per-Share Data/(a)/                      2000/(b)/
-----------------------------------------------------------
Net Asset Value, Beginning of Period               $ 4.95
Income From Investment Operations:
   Net Investment Income                             0.02
-----------------------------------------------------------
   Total from Investment Operations                  0.02
Less Distributions:
   From Net Investment Income                       (0.02)
-----------------------------------------------------------
   Total Distributions                              (0.02)
-----------------------------------------------------------
Net Asset Value, End of Period                     $ 4.95
===========================================================
Ratios and Supplemental Data
-----------------------------------------------------------
   Total Return                                      +0.4%
   Net Assets, End of Period (In Millions)         $  385
   Ratio of Expenses to Average Net Assets            0.3%*
   Ratio of Net Investment Income to Average
   Net Assets                                         4.8%*
   Portfolio Turnover Rate/(c)/                      25.0%




STRONG HERITAGE MONEY FUND--INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Period Ended
                                                 -----------------------------------------------------------------------------------
                                                    Aug. 31,      Feb. 29,      Feb. 28,      Feb. 28,   Feb. 28,       Feb. 29,
Selected Per-Share Data/(a)/                       2000/(d)/       2000           1999          1998       1997        1996/(e)/
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $ 1.00        $ 1.00         $ 1.00        $ 1.00     $ 1.00        $ 1.00
Income From Investment Operations:
    Net Investment Income                            0.03          0.05           0.05          0.05       0.06          0.04
    Net Realized Losses on Investments                 --            --             --            --      (0.01)           --
------------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                 0.03          0.05           0.05          0.05       0.05          0.04

Less Distributions:
    From Net Investment Income                      (0.03)        (0.05)         (0.05)        (0.05)     (0.06)        (0.04)
------------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                             (0.03)        (0.05)         (0.05)        (0.05)     (0.06)        (0.04)
------------------------------------------------------------------------------------------------------------------------------------
    Capital Contribution                               --            --             --            --       0.01            --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $ 1.00        $ 1.00         $ 1.00        $ 1.00     $ 1.00        $ 1.00
====================================================================================================================================
Ratios and Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                         +3.1%         +5.1%          +5.3%         +5.6%      +5.7%/(f)/    +4.1%
Net Assets, End of Period (In Millions)            $1,447        $1,434         $1,837        $1,484     $2,000        $  942
Ratio of Expenses to Average Net Assets
     Without Waivers and Absorptions                  0.6%*         0.6%           0.6%          0.6%       0.6%          0.6%*
Ratio of Expenses to Average Net Assets               0.4%*         0.4%           0.3%          0.2%       0.1%          0.0%*/(g)/
Ratio of Net Investment Income to Average
   Net Assets                                         6.1%*         5.0%           5.2%          5.4%       5.6%            5.9%*


  * Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the period from August 1, 2000 (Commencement of Class) to August 31, 2000 (Note 1) (unaudited).
(c) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d) For the six months ended August 31, 2000 (unaudited).
(e) For the period from June 29, 1995 (inception) to February 29, 1996.
(f) Had the Advisor not made the capital contribution as noted above, the adjusted total return would have been 5.0% for the fiscal year ended February 28, 1997.
(g) Amount calculated is less than 0.1%.




                      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------
STRONG HERITAGE MONEY FUND--INSTITUTIONAL CLASS
--------------------------------------------------------------------
                                                        Period Ended
                                                        ------------
                                                            Aug. 31,
Selected Per-Share Data/(a)/                               2000/(b)/
--------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $ 1.00
Income From Investment Operations:
   Net Investment Income                                      0.03
--------------------------------------------------------------------
   Total from Investment Operations                           0.03
Less Distributions:
   From Net Investment Income                                (0.03)
--------------------------------------------------------------------
   Total Distributions                                       (0.03)
--------------------------------------------------------------------
Net Asset Value, End of Period                              $ 1.00
====================================================================
Ratios and Supplemental Data
--------------------------------------------------------------------
   Total Return                                               +2.7%
   Net Assets, End of Period (In Millions)                  $  187
   Ratio of Expenses to Average Net Assets Without Waivers
    and Absorptions                                            0.2%*
   Ratio of Expenses to Average Net Assets                     0.2%*
   Ratio of Net Investment Income to Average Net Assets        6.5%*




STRONG HERITAGE MONEY FUND--ADVISOR CLASS
--------------------------------------------------------------------
                                                        Period Ended
                                                        ------------
                                                           Aug. 31,
Selected Per-Share Data/(a)/                              2000/(b)/
--------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $ 1.00
Income From Investment Operations:
   Net Investment Income                                      0.03
--------------------------------------------------------------------
   Total from Investment Operations                           0.03
Less Distributions:
   From Net Investment Income                                (0.03)
--------------------------------------------------------------------
   Total Distributions                                       (0.03)
--------------------------------------------------------------------
Net Asset Value, End of Period                              $ 1.00
====================================================================
Ratios and Supplemental Data
--------------------------------------------------------------------
   Total Return                                               +2.6%
   Net Assets, End of Period (In Millions)                  $    0/(c)/
   Ratio of Expenses to Average Net Assets Without
    Waivers and Absorptions                                    0.8%*
   Ratio of Expenses to Average Net Assets                     0.4%*
   Ratio of Net Investment Income to Average Net Assets        6.1%*


  * Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the period from April 1, 2000 (Commencement of Class) to August 31, 2000 (Note 1) (unaudited).
(c) Amount is less than $500,000.

                      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (continued)
------------------------------------------------------------------------------------------------------------------------------------
STRONG INVESTORS MONEY FUND
------------------------------------------------------------------------------------------------------------
                                                                         Period Ended
                                                         ---------------------------------------------------
                                                             Aug 31,   Feb. 29,   Feb. 28,   Feb. 28,
Selected Per-Share Data/(a)/                                 2000/(b)/   2000       1999      1998/(c)/
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $ 1.00    $ 1.00     $ 1.00      $1.00
Income From Investment Operations:
   Net Investment Income                                        0.03      0.05       0.06       0.00/(d)/
------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                             0.03      0.05       0.06       0.00/(d)/

Less Distributions:
   From Net Investment Income                                  (0.03)    (0.05)     (0.06)        --
------------------------------------------------------------------------------------------------------------
   Total Distributions                                         (0.03)    (0.05)     (0.06)        --
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $ 1.00    $ 1.00     $ 1.00      $1.00
============================================================================================================
Ratios and Supplemental Data
------------------------------------------------------------------------------------------------------------
   Total Return                                                 +3.2%     +5.5%      +5.7%      +0.5%
   Net Assets, End of Period (In Millions)                    $  634    $  517     $  256      $   7
   Ratio of Expenses to Average Net Assets Without
      Waivers and Absorptions                                    0.8%*     0.8%       0.9%       2.0%*
   Ratio of Expenses to Average Net Assets                       0.1%*     0.0%/(d)/  0.0        0.0%*
   Ratio of Net Investment Income to Average Net Assets          6.3%*     5.4%       5.4%       6.1%*

STRONG MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Period Ended
                                                       -----------------------------------------------------------------------------
                                                         Aug.31,   Feb. 29,    Feb. 28,  Oct. 31,  Oct. 31,     Oct. 31,   Oct. 31,
Selected Per-Share Data/(a)/                            2000/(b)/    2000     1999/(e)/    1998      1997         1996    1995/(f)/
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00       $ 1.00    $ 1.00
Income From Investment Operations:
   Net Investment Income                                   0.03       0.05       0.02       0.05      0.05         0.05      0.05
   Net Realized Losses on Investments                        --         --         --         --     (0.01)          --        --
------------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                        0.03       0.05       0.02       0.05      0.04         0.05      0.05

Less Distributions:
   From Net Investment Income                             (0.03)     (0.05)     (0.02)     (0.05)    (0.05)       (0.05)    (0.05)
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                    (0.03)     (0.05)     (0.02)     (0.05)    (0.05)       (0.05)    (0.05)
------------------------------------------------------------------------------------------------------------------------------------
   Capital Contribution                                      --         --         --         --      0.01           --        --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00       $ 1.00    $ 1.00
====================================================================================================================================
Ratios and Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
   Total Return                                            +3.0%      +4.8%      +1.5%      +5.3%     +5.3%/(g)/   +5.4%     +5.2%
   Net Assets, End of Period (In Millions)               $2,043     $1,999     $1,926     $1,924    $1,838       $1,949    $1,934
   Ratio of Expenses to Average Net Assets Without
     Waivers and Absorptions                                0.8%*      0.8%       0.9%*      0.9%      0.9%         0.8%      0.7%*
   Ratio of Expenses to Average Net Assets                  0.7%*      0.7%       0.6%*      0.5%      0.5%         0.4%      0.0%*
   Ratio of Net Investment Income to Average Net Assets     5.8%*      4.7%       4.6%*      5.2%      5.2%         5.3%      6.1%*



   *  Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b)   For the six months ended August 31, 2000 (unaudited).
(c)   For the period from January 31, 1998 (inception) to February 28, 1998.
(d)   Amount calculated is less than $0.01 or 0.1%.
(e)   In 1999, the Fund changed its fiscal year-end from October to February.
(f)   In 1995, the Fund changed its fiscal year-end from December to October.
(g) Had the Advisor not made the capital contribution as noted above, the adjusted total return would have been 4.5% for the year ended October 31, 1997.

                      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (continued)
------------------------------------------------------------------------------------------------------------------------------------
STRONG MUNICIPAL MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Period Ended
                                                        ----------------------------------------------------------------------------
                                                          Aug. 31,  Feb. 29,   Feb. 28,   Feb. 28,  Feb. 28,    Feb. 29,  Dec. 31,
Selected Per-Share Data/(a)/                             2000/(b)/    2000       1999       1998      1997     1996/(d)/    1995
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00     $ 1.00     $ 1.00
Income From Investment Operations:
   Net Investment Income                                    0.02       0.03       0.03       0.04      0.03       0.01       0.04
------------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                         0.02       0.03       0.03       0.04      0.03       0.01       0.04

Less Distributions:
   From Net Investment Income/(c)/                         (0.02)     (0.03)     (0.03)     (0.04)    (0.03)     (0.01)     (0.04)
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                     (0.02)     (0.03)     (0.03)     (0.04)    (0.03)     (0.01)     (0.04)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00     $ 1.00     $ 1.00
====================================================================================================================================
Ratios and Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
   Total Return                                             +2.1%      +3.5%      +3.4%      +3.6%     +3.5%      +0.6%      +4.1%
   Net Assets, End of Period (In Millions)                $2,894     $2,467     $2,105     $1,871    $1,895     $1,609     $1,416
   Ratio of Expenses to Average Net Assets                   0.6%*      0.6%       0.6%       0.6%      0.6%       0.6%*      0.6%
   Ratio of Net Investment Income to Average Net Assets      4.1%*      3.4%       3.4%       3.5%      3.5%       3.6%*      4.0%


  *   Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b)   For the six months ended August 31, 2000 (unaudited).
(c)   Tax-exempt for regular Federal income tax purposes.
(d)   In 1996, the Fund changed its fiscal year-end from December to February.

                      See Notes to Financial Statements.

                                   Directors
                               Richard S. Strong
                                Willie D. Davis
                                Stanley Kritzik
                                  Neal Malicky
                                Marvin E. Nevins
                                William F. Vogt


                                    Officers
                    Richard S. Strong, Chairman of the Board
              Elizabeth N. Cohernour, Vice President and Secretary
          Cathleen A. Ebacher, Vice President and Assistant Secretary
           Susan A. Hollister, Vice President and Assistant Secretary
                      Dennis A. Wallestad, Vice President
                       Thomas M. Zoeller, Vice President
                           John W. Widmer, Treasurer
                     Rhonda K. Haight, Assistant Treasurer


                               Investment Advisor
                        Strong Capital Management, Inc.
                   P.O. Box 2936, Milwaukee, Wisconsin 53201


                                  Distributor
                            Strong Investments, Inc.
                   P.O. Box 2936, Milwaukee, Wisconsin 53201


                                   Custodian
                               Firstar Bank, N.A.
                    P.O. Box 701, Milwaukee, Wisconsin 53201


                  Transfer Agent and Dividend-Disbursing Agent
                        Strong Capital Management, Inc.
                   P.O. Box 2936, Milwaukee, Wisconsin 53201


                            Independent Accountants
                           PricewaterhouseCoopers LLP
             100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202


                                 Legal Counsel
                             Godfrey & Kahn, S.C.
              780 North Water Street, Milwaukee, Wisconsin 53202

               For a prospectus containing more complete information, including management fees and expenses, please call 1-800-368-1030. Please read it carefully before investing or sending money. This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only. Strong Investments, Inc. RT7075-0900




               To order a free prospectus kit, call
               1-800-368-1030

               To learn more about our funds, discuss an existing account, or conduct a transaction, call
               1-800-368-3863

               If you are a Financial Professional, call
               1-800-368-1683

               Visit our web site at
               www.eStrong.co


               STRONG INVESTMENTS
               P.O. Box 2936
  [LOGO]       Milwaukee, Wisconsin 53201